As filed with the SEC on April 27, 2007
Registration No. 333-121017
SECURITIES AND EXCHANGE COMMISSION
Washington, D. C. 20549
FORM N-4
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
Pre-Effective Amendment No. []
Post-Effective Amendment No. 2 [X]
REGISTRATION STATEMENT UNDER THE INVESTMENT
COMPANY ACT OF 1940
Amendment No. 38 [X]
FIDELITY INVESTMENTS VARIABLE ANNUITY ACCOUNT I
(Exact name of registrant)
FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(Name of depositor)
82 Devonshire Street
Boston, Massachusetts 02109
(Address of depositor's principal executive offices)
Depositor's telephone number: (800) 544-8888
_________________________________________________
JON J. SKILLMAN
President
Fidelity Investments Life Insurance Company
82 Devonshire Street, V5A
Boston, Massachusetts 02109
(Name and address of agent for service)
___________________________________________________________
Copy to:
MICHAEL BERENSON
MORGAN, LEWIS & BOCKIUS LLP
1111 Pennsylvania Avenue, N.W.
Washington, D.C. 20004
___________________________________________________________

Individual Variable Annuity Contracts -- The Registrant has registered an indefinite amount of securities pursuant to Rule 24f-2 of the Investment Company Act of 1940, as amended.

It is proposed that this filing will become effective (check appropriate space):
immediately upon filing pursuant to paragraph (b) of rule 485
X	on April 30, 2007, pursuant to paragraph (b) (1) (iii) of rule 485
60 days after filing pursuant to paragraph (a) (1) of rule 485 on ______, pursuant to paragraph (a) (1) of rule 485
	75 days after filing pursuant to paragraph (a) (2) of rule 485	\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\	Page _ of _
	on , pursuant to paragraph (a) (2) of rule 485	\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\	Exhibit Index Appears on Page __

Prospectus

FIDELITY FREEDOM LIFETIME INCOMESM

Introduction

This prospectus describes a single premium variable income annuity contract (the "Contract") offered by Fidelity Investments Life Insurance Company ("Fidelity Investments Life", the "Company", "FILI," "we," or "us"), the insurance company that is part of the group of financial service companies known as Fidelity Investments.

There are two types of Contracts. You may purchase a "Qualified Contract" that is an Individual Retirement Annuity, only with a contribution transferred from an IRA or rolled-over from a qualified plan such as a 401(a) or a 401(k) plan, a 403(b) plan, a governmental 457(b) plan, or an IRA. Or, you may purchase a "Non-qualified Contract" with money from any source, but you should generally not purchase a Non-qualified Contract with money from a qualified plan, IRA, 403(b) plan, or similar arrangement (other than a non-qualified deferred annuity contract).

The Contract provides you (the "Annuitant") with the opportunity to receive annuity income for life at regular intervals (the "Annuity Income Dates"). You choose the first Annuity Income Date, which may be up to one year from the day your Contract becomes effective (the "Contract Date"), and whether you want the Annuity Income Dates to be monthly, quarterly, semiannual, or annual. Annuity income can be for your lifetime, or for your lifetime and the lifetime of a second person you name (the "Joint Annuitant").

For a Qualified Contract, we will distribute all annuity income during your lifetime to you. For a Non-qualified Contract with a Joint Annuitant, we will distribute annuity income to both you and the Joint Annuitant while you both are alive. If there is a Joint Annuitant and he or she survives you, he or she will receive income for the remainder of his or her life. Your Beneficiary or Beneficiaries will receive the remaining annuity income, if any, only when all Annuitants are no longer living.

The Contract, like many annuities, pools the mortality experience of all Annuitants and Joint Annuitants. In effect, Annuitants and Joint Annuitants who live longer are subsidized by those who do not.

We offer six annuity income options. With four of them you choose whether or not to provide for a guaranteed minimum number of years of annuity income ("Guarantee Period"). A Contract with a Guarantee Period will provide less annuity income than an otherwise identical Contract without a Guarantee Period. The other two annuity income options provide a Withdrawal Period during which you have the ability to withdraw part or all of the Withdrawal Value. Only a Qualified Contract may have a Withdrawal Period. Withdrawals may result in a reduction or elimination of future annuity income. A Contract with a Withdrawal Period will provide slightly less annuity income than an otherwise identical Contract that does not permit withdrawals.

You purchase a Contract with a single payment (the "Purchase Payment"). You may not make additional purchase payments. The minimum Purchase Payment for a Contract is generally $25,000.

For a Qualified Contract, the entire amount of annuity income each year will generally be taxable unless your Purchase Payment includes after-tax contributions. For a Non-qualified Contract, a portion of the annuity income each year will generally be taxable until you have recovered the "investment in the Contract," after which the entire amount of annuity income will be taxable. For a more detailed discussion of the tax treatment of annuity income, see Tax Considerations.

Annuity income will vary in amount according to the investment results of the Investment Option in which your Contract is invested. We do not guarantee the amount of annuity income.

Investment Options

There are four Investment Options. Three of the Investment Options (the "Freedom Fund Investment Options") each invests in a single Fidelity Variable Insurance Products ("VIP") Freedom Lifetime Income Fund. The Fidelity VIP Freedom Lifetime IncomeSM  Funds in which these Investments Options invest are: Fidelity VIP Freedom Lifetime IncomeSM  I Portfolio ("Lifetime Income I Fund"); Fidelity VIP Freedom Lifetime IncomeSM  II Portfolio ("Lifetime Income II Fund"); and Fidelity VIP Freedom Lifetime IncomeSM  III Portfolio ("Lifetime Income III Fund"). The fourth Investment Option invests solely in the Fidelity VIP Money Market Portfolio ("Money Market Fund"). Collectively, the Fidelity VIP Freedom Lifetime IncomeSM  Funds and the Fidelity VIP Money Market Fund are known as "the Funds."

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Your Contract will be invested in only one Investment Option at any time. Initially your Contract will be invested in the Money Market Investment Option. After a brief period of time (generally 15 days from the time your Contract becomes effective) it will be invested in the Investment Option that is in accordance with your most recent allocation instructions. Thereafter, you may transfer ("Exchange") from one Investment Option to another up to four times each calendar year. See "Free Look Privilege" and "Investment Allocation of Your Purchase Payment".

Each Investment Option is a Subaccount of Fidelity Investments Variable Annuity Account I (the "Variable Account").

The investment adviser for each of the Fidelity VIP Freedom Lifetime IncomeSM  Funds is Strategic Advisers,® Inc., ("Strategic Advisers") an affiliate of Fidelity Management & Research Company. The investment adviser for the Fidelity VIP Money Market Fund is Fidelity Management & Research Company.

Legal Information

This prospectus provides information that you should know before purchasing a Contract. We have filed additional information about the Contract and the Variable Account with the U.S. Securities and Exchange Commission in a Statement of Additional Information dated April 30, 2007. The Statement of Additional Information is incorporated by reference in this prospectus and is available without charge by calling FILI at 1-800-544-2442 or by accessing the SEC Internet website at (http://www.sec.gov). The table of contents of the Statement of Additional Information appears on page <Click Here>.

Neither the U.S. Securities and Exchange Commission nor any state securities commission has approved or disapproved these securities or determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

Please read this prospectus and keep it for future reference. It is not valid unless accompanied by the prospectuses for all the Funds in which the Investment Options invest.

The Contract is not available in all states. This prospectus does not constitute an offering in any jurisdiction in which such offering may not be lawfully made. No person is authorized to make any representations in connection with this offering other than those contained in this prospectus. Some aspects described in this prospectus may be covered under a pending patent application.

FOR FURTHER INFORMATION CALL FIDELITY INVESTMENTS:

Nationally 1-800-544-2442

Date: April 30, 2007

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Prospectus Contents

Glossary	iv
Summary of the Contract	<Click Here>
Facts About Fidelity Investments Life, the Variable Account, and the Funds
Fidelity Investments Life	<Click Here>
The Variable Account	<Click Here>
Financial Statements	<Click Here>
The Funds	<Click Here>
The Investment Advisers	<Click Here>
Facts About the Contract
Purchase of a Contract	<Click Here>
Free Look Privilege	<Click Here>
Investment Allocation of Your Purchase Payment	<Click Here>
Exchanges	<Click Here>
Charges	<Click Here>
Annuity Income Dates	<Click Here>
Signature Guarantee	<Click Here>
Death Benefit	<Click Here>
Annuity Income	<Click Here>
Benchmark Rate of Return	<Click Here>
Comparing Withdrawal Period to Guarantee Period	<Click Here>
Frequency of Annuity Income Dates	<Click Here>
Choosing Your Annuity Income Option	<Click Here>
Annuity Income Options Without a Withdrawal Period	<Click Here>
Guarantee Period	<Click Here>
Annuity Income With a Withdrawal Period	<Click Here>
Withdrawal Provisions	<Click Here>
Reports	<Click Here>
More About the Contract
Tax Considerations	<Click Here>
Other Contract Provisions	<Click Here>
Selling the Contracts	<Click Here>
Postponement of Benefits	<Click Here>
More About the Variable Account and the Funds
Changes in Investment Options	<Click Here>
Total Return for an Investment Option	<Click Here>
Voting Rights	<Click Here>
Litigation	<Click Here>
Table of Contents of the Statement of Additional Information	<Click Here>

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Glossary

Annuitant(s) - You are the Annuitant. You may designate a Joint Annuitant on your application. If there is a Joint Annuitant, you and the Joint Annuitant together are the Annuitants. You receive lifetime annuity income. For a Qualified Contract, all annuity income during your lifetime must be received only by you. For a Non-qualified Contract with a Joint Annuitant, we will distribute annuity income to both you and the Joint Annuitant while you both are alive. Either you or the Joint Annuitant generally must be no older than age 85 on the Contract Date. To have a Withdrawal Period, either you or the Joint Annuitant generally must be no more than 72 years old on the Contract Date, and the Contract must be a Qualified Contract. For a Qualified Contract, you must also be the sole Owner.

Annuity Income Dates - The dates on which we determine the amount of annuity income. If the New York Stock Exchange is closed on an Annuity Income Date, we will determine the amount of annuity income on the next day it is open. You choose whether you want Annuity Income Dates to be monthly, quarterly, semiannual, or annual.

Annuity Income Unit - A unit of measure used to calculate the amount of annuity income for an Investment Option.

Benchmark Rate of Return - The 3.5% annualized return that is assumed in the calculation of each amount of annuity income.

Beneficiary(ies) - The person(s) you designate to receive any payments under this Contract only when all Annuitants are no longer living. A Beneficiary who makes a timely election may choose to receive a lump sum instead of any remaining periodic annuity income.

Code - The Internal Revenue Code of 1986, as amended.

Contract - A variable immediate annuity contract designed to provide you and the Joint Annuitant, (if any), with annuity income for your life (or lives) beginning with the first Annuity Income Date.

Contract Date - The date your Contract becomes effective. This will be stated in your Contract.

Exchange - A transfer from one Investment Option to another.

Funds - Lifetime Income I Fund, Lifetime Income II Fund, Lifetime Income III Fund and Money Market Fund.

Guarantee Period - A Contract with a Guarantee Period provides annuity income through a specified date even if no Annuitant lives to the end of the Guarantee Period. If no Annuitant lives to the end of the Guarantee Period, each Beneficiary will continue to receive income for the remainder of the Guarantee Period unless he or she chooses a commuted value as a lump sum benefit instead. A Contract with a Guarantee Period will provide lower annuity income on each Annuity Income Date than an otherwise identical Contract without a Guarantee Period.

Investment Options - The Subaccounts, each of which is a division of the Variable Account.

IRA - Refers generally to both an Individual Retirement Account and an Individual Retirement Annuity as defined in sections 408(a) and (b), respectively, of the Code. When it is used to refer to a Qualified Contract, it means a Contract that qualifies as an Individual Retirement Annuity as defined in section 408(b) of the Code.

Joint Annuitant - For a Qualified Contract, the Joint Annuitant (if any) (1) receives lifetime annuity income when you are no longer living; and (2) may not be an Owner.

For a Non-qualified Contract, the Joint Annuitant (1) will receive annuity income jointly with you in accordance with the terms of the Contract, and (2) may be an Owner, but does not have to be an Owner.

For both Qualified Contracts and Non-qualified Contracts, either you or the Joint Annuitant generally must be no older than age 85 on the Contract Date.

Net Investment Factor - An index used to measure the investment performance of an Investment Option from one Valuation Period to the next. The Net Investment Factor can be greater or less than one. The Net Investment Factor for each Investment Option for a Valuation Period is determined by adding (a) and (b), subtracting (c) and then dividing the result by (a) where: (a) is the value of the assets at the end of the preceding Valuation Period; (b) is the investment income and capital gains, realized or unrealized, credited during the current Valuation Period; and (c) is the sum of: (1) the capital losses, realized or unrealized, charged during the current Valuation Period plus any amount charged or set aside for taxes during the current Valuation Period; PLUS (2) the deduction from the Investment Option during the current Valuation Period representing the daily charge equivalent to an effective annual rate of 0.60%.

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Non-qualified Contract. - A Contract other than a Qualified Contract. This type of Contract may be purchased with money from any source.

Owner - You, the Annuitant, are an Owner. For a Qualified Contract, you must be the sole Owner. For a Non-qualified Contract with a Joint Annuitant, the Joint Annuitant may also be an Owner. No other person may be an Owner. Owners have certain rights under the Contract.

Qualified Contract - A Contract that qualifies as an Individual Retirement Annuity under section 408(b) of the Code.

Subaccounts - Divisions of the Variable Account. Each Subaccount invests in the shares of one corresponding Fund.

Total Return - The investment performance of an Investment Option after all expenses.

Valuation Period - The period of time from the time Annuity Income Unit values are calculated to the next time such values are calculated. These calculations are made as of the close of business (normally 4:00 p.m. Eastern Time) each day the New York Stock Exchange is open for trading.

Variable Account - Fidelity Investments Variable Annuity Account I.

Withdrawal Period - You may choose on your application to have a Withdrawal Period if your Contract is a Qualified Contract. A Withdrawal Period is a period of time you can take money out of your Contract. The initial Withdrawal Period will be equal to the life expectancy of the Annuitant(s) expressed in whole numbers. The maximum length of your Contract's Withdrawal Period is limited by the Code. If no withdrawals are made from your Contract, the Withdrawal Period will operate as a Guarantee Period. A withdrawal made after the fifth anniversary of the first Annuity Income Date may shorten the Withdrawal Period. A Contract with a Withdrawal Period will provide lower annuity income on each Annuity Income Date than an otherwise identical Contract without a Withdrawal Period.

Withdrawal Value - The total amount available for you to take out of your Contract.

You - You are the Annuitant and an Owner.

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Summary of the Contract

Purpose

This variable annuity contract is designed to provide periodic annuity income for your life, or for your life and the life of a Joint Annuitant you name on the application. If you choose to have a Withdrawal Period (which is available only for Qualified Contracts) and withdrawals are made from your Contract, annuity income may not last as long as it would have otherwise. If you do not choose to have a Withdrawal Period, you may choose to have a guaranteed minimum number of years of annuity income. You may select from a number of annuity income options. See Annuity Income Options. Annuity income varies from one Annuity Income Date to the next. See Annuity Income.

Annuity Income

We guarantee to provide annuity income for each Annuity Income Date for your lifetime and for the lifetime of the Joint Annuitant, if any, unless you choose to have a Withdrawal Period and withdrawals are made from your Contract. (Note that withdrawals made before age 59 1/2 may result in a federal penalty tax. See Penalty Tax on Premature Distributions.) We do not guarantee the amount of annuity income. Neither do we guarantee any minimum number of Annuity Income Dates, unless you choose an option that provides for such a guarantee.

For a Qualified Contract, we will distribute all annuity income during your lifetime to you. For a Non-qualified Contract with a Joint Annuitant, we will distribute annuity income to both you and the Joint Annuitant while you both are alive. If there is a Joint Annuitant and he or she survives you, he or she will receive income for the remainder of his or her life. Your Beneficiary or Beneficiaries will receive the remaining annuity income, if any, only when all Annuitants are no longer living.

Purchase of Contract

A Qualified Contract is an Individual Retirement Annuity that you purchase with a contribution transferred from an IRA or rolled-over from a qualified plan such as a 401(a) or a 401(k) plan, a 403(b) plan, a governmental 457(b) plan, or an IRA. A Non-qualified Contract may be purchased with money from any source. You purchase the Contract with a single Purchase Payment. The minimum Purchase Payment is generally $25,000. FILI reserves the right to reject Purchase Payments in excess of limits it establishes from time to time.

Investment Options

Initially your Contract will be invested in the Money Market Investment Option. After a brief period of time (generally 15 days from the time your Contract becomes effective) it will be invested in the Investment Option that is in accordance with your most recent allocation instructions. Thereafter, you may transfer ("Exchange") from one Investment Option to another up to four times each calendar year. See "Free Look Privilege" and "Investment Allocation of Your Purchase Payment".

There are four Investment Options: Lifetime Income I Fund; Lifetime Income II Fund; Lifetime Income III Fund; and Money Market Fund. Each invests in the Fund with the corresponding name.

The amount of annuity income will fluctuate from one Annuity Income Date to the next according to the investment results of the Investment Option in which you invest.

Free Look Privilege

You may return the Contract for a refund during the free look period. ONCE THE FREE LOOK PERIOD EXPIRES, YOU CANNOT RETURN THE CONTRACT FOR A REFUND. Together with your Contract, we will send you a letter containing the date on which your free look period ends.

Important

We intend this summary to provide only an overview of the more significant aspects of the Contract. You will find more detailed information in the rest of this prospectus and in your Contract. Your Contract constitutes the entire agreement between you and FILI and should be retained.

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Fee Table

The following items describe the fees and expenses that you will pay while owning the contract. Note that we may deduct premium taxes from your Purchase Payment before issuing your Contract.

The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including annual Fund operating expenses.

Contract Owner Transaction Expenses	None
Annual Contract Fee	None
Separate Account Annual Expenses (as a percentage of Fund average net assets)
Mortality and Expense Risk Charge	0.50%
Administrative Charges	0.10%
Total Separate Account Annual Fees	0.60%

The next item shows the minimum and maximum total operating expenses charged by the Funds that you may pay periodically during the time that you own the contract. More detail concerning each Fund's fees and expenses is contained in the prospectus for each Fund.

Total Annual Fund Operating Expenses	Minimum	Maximum
(expenses that are deducted from Fund's assets, including management fees and other expenses)	0.39%	0.78%

Facts about Fidelity Investments Life,
the Variable Account, and the Funds

FIDELITY INVESTMENTS LIFE

Fidelity Investments Life is a stock life insurance company organized in 1981 and existing under the laws of the State of Utah. FILI is part of Fidelity Investments, a group of companies that provides a variety of financial services and products. FILI is a wholly-owned subsidiary of FMR Corp., the parent company of the Fidelity companies. Edward C. Johnson 3d, the Johnson family members, and various key employees of FMR Corp. own the voting common stock of FMR Corp. Our principal executive offices are located at 82 Devonshire Street, Boston, Massachusetts 02109. The address for our Annuity Service Center is P.O. Box 770001, Cincinnati, OH 45277-0050.

THE VARIABLE ACCOUNT

Fidelity Investments Variable Annuity Account I was established as a separate investment account on July 22, 1987. It supports the Contracts and other forms of variable annuity contracts, and may be used for other purposes permitted by law.

The Variable Account is registered with the U.S. Securities and Exchange Commission ("SEC") as a unit investment trust under the Investment Company Act of 1940 ("1940 Act"). Financial statements for the Variable Account are in the Statement of Additional Information.

We own the assets in the Variable Account. The assets of the Variable Account are kept separate from our general account assets and from any other separate accounts we may have, as required by law. The assets of the Variable Account may not be charged with liabilities from any other business we conduct. All income, gains and losses concerning assets allocated to the Variable Account are credited to or charged against the Variable Account without regard to other income, gains or losses of FILI. Assets are maintained in the Variable Account at least equal to the reserves and other liabilities of the Variable Account. If the assets exceed the required reserves and other liabilities, we may transfer the excess to our general account. FILI is obligated to provide all benefits under the Contracts.

There are four Subaccounts (also called Investment Options) available for long term investment. Each Subaccount invests in Investor Class shares of a single Fund. The Funds in which the Subaccounts invest are Lifetime Income I Fund, Lifetime Income II Fund, Lifetime Income III Fund and Money Market Fund.

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FINANCIAL STATEMENTS

Financial statements for FILI and the Variable Account appear in the Statement of Additional Information ("SAI").

THE FUNDS

Lifetime Income I Fund, Lifetime Income II Fund and Lifetime Income III Fund each seeks high total return with a secondary objective of principal preservation as the fund approaches its ultimate target asset allocation and beyond. The Money Market Fund seeks as high a level of current income as is consistent with preservation of capital and liquidity.

Principal Investment Strategies

Strategic Advisers invests each Fidelity VIP Freedom Lifetime Income Fund's assets in a combination of mutual funds managed by Fidelity Management & Research Company: domestic and international equity funds, investment-grade and high yield fixed-income funds, and short-term funds. The Fidelity VIP Freedom Lifetime Income Funds differ primarily due to their asset allocations among these fund types. The target asset allocation strategy for each Fidelity VIP Freedom Lifetime Income Fund is designed to provide an approach to asset allocation that is neither overly aggressive nor overly conservative.

Strategic Advisers allocates the assets of Lifetime Income I Fund, Lifetime Income II Fund and Lifetime Income III Fund among underlying Fidelity funds according to an asset allocation strategy that becomes increasingly conservative over time. Lifetime Income III Fund currently has a greater percentage of its assets allocated to equity mutual funds than Lifetime Income II Fund, and Lifetime Income II Fund currently has a greater percentage of its assets allocated to equity mutual funds than Lifetime Income I Fund.

Lifetime Income I Fund uses a moderate asset allocation strategy designed generally for investors in retirement who were born before 1939. The target asset allocation of Lifetime Income I Fund will become increasingly conservative until it reaches an ultimate target allocation of approximately 20% in domestic equity funds, 60% in investment-grade fixed-income funds, 5% in high yield fixed-income funds, and 15% in short-term funds (approximately between 2015 and 2020).

Lifetime Income II Fund uses a moderate asset allocation strategy designed generally for investors in retirement who were born between 1940 and 1949. The target asset allocation of Lifetime Income II Fund will become increasingly conservative until it reaches an ultimate target allocation of approximately 20% in domestic equity funds, 60% in investment-grade fixed-income funds, 5% in high yield fixed-income funds, and 15% in short-term funds (approximately between 2025 and 2030).

Lifetime Income III Fund uses a moderate asset allocation strategy designed generally for investors in retirement who were born between 1950 and 1959. The target asset allocation of Lifetime Income III Fund will become increasingly conservative until it reaches an ultimate target allocation of approximately 20% in domestic equity funds, 60% in investment-grade fixed-income funds, 5% in high yield fixed-income funds, and 15% in short-term funds (approximately between 2035 and 2040).

Approximately one to three years after the ultimate target asset allocation of Lifetime Income II Fund matches the ultimate target asset allocation of Lifetime Income I Fund, we expect that Lifetime Income II Fund will be combined with Lifetime Income I Fund. Those invested in Lifetime Income II Fund will be automatically invested in Lifetime Income Fund I. Lifetime Income II Fund would then cease to exist and any annuity income payments previously based on the investment performance of Lifetime Income II Fund would thereafter be based on the investment performance of Lifetime Income I Fund.

Similarly, approximately one to three years after the ultimate target asset allocation of Lifetime Income III Fund matches the ultimate target asset allocation of Lifetime Income I Fund, we expect that it will be combined with Lifetime Income I Fund. Those invested in Lifetime Income Fund III will be automatically invested in Lifetime Income Fund I. Lifetime Income Fund III would then cease to exist and any annuity income payments previously based on the investment performance of Lifetime Income III Fund would be based on the investment performance of Lifetime Income I Fund.

Fidelity Management & Research Company's principal investment strategies for the Money Market Fund include: (1) investing in U.S. dollar-denominated money market securities of domestic and foreign issuers and repurchase agreements; (2) potentially entering into reverse repurchase agreements; (3) investing more than 25% of total assets in the financial services industries; and (4) investing in compliance with industry-standard requirements for money market funds for the quality, maturity, and diversification of investments.

For more information about the Funds, including the mutual funds in which the VIP Freedom Lifetime Income Funds invest, and fees associated with each Fund, please refer to the respective Fund's prospectus.

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THE INVESTMENT ADVISERS

Strategic Advisers,® Inc.

Strategic Advisers is each Fidelity VIP Freedom Lifetime Income Fund's investment manager. As the manager, Strategic Advisers administers the asset allocation program for each Fidelity VIP Freedom Lifetime Income Fund.

Fidelity Management & Research Company

Fidelity Management & Research Company, an affiliate of Strategic Advisers, is the manager of each mutual fund in which the Fidelity VIP Freedom Lifetime Income Funds invest, and is responsible for choosing each of those funds' investments and handling its business affairs. Fidelity Management & Research Company is also the investment adviser for the Fidelity VIP Money Market Fund.

The address of Strategic Advisers and Fidelity Management & Research Company is 82 Devonshire Street, Boston, Massachusetts 02109.

Important

You will find more complete information about the Funds, including the risks associated with each, in their respective prospectuses. You should read them in conjunction with this prospectus.

Facts About the Contract

PURCHASE OF A CONTRACT

We offer Contracts only in states in which we have obtained approval. You may purchase a Qualified Contract only with money transferred from an IRA or rolled over from a qualified retirement plan such as a 401(a) or 401(k) plan, a 403(b) plan, a governmental 457(b) plan, or an IRA. You may purchase a Non-qualified Contract with money from any source.

  The minimum Purchase Payment for a Contract is generally $25,000.
  You are the Annuitant. For a Qualified Contract, you must be the sole Owner of the Contract. For a Non-qualified Contract with a Joint Annuitant, the Joint Annuitant may also be an Owner. No other person may be an Owner. Owners have certain rights under the Contract.
  Generally, either you or the Joint Annuitant must be no more than 85 years old. To have a Withdrawal Period either you or the Joint Annuitant generally must be no more than 72 years old on the Contract Date, and your Contract must be a Qualified Contract.
  Application and Purchase Payment

When we receive your properly completed application, we will apply your payment to the purchase of a Contract within two Valuation Periods after receipt at the Annuity Service Center. We will consider your application properly completed as soon as:

(1) you have provided all the information requested on the application form, including your choice of annuity income option;

(2) we have received adequate proof of your date of birth (and the date of birth of the Joint Annuitant, if any); and

(3) we receive the entire amount of your Purchase Payment.

The date your Contract becomes effective is called the Contract Date. If your application is incomplete, we will request the information necessary to complete the application. If you do not furnish the information within five business days of the time we receive your application, we will return your payment unless we obtain your specific permission to keep it until you complete the application.

FILI reserves the right to reject certain deposits made with cash-like instruments including, but not limited to money orders, cashier's checks, bank drafts, postal money orders and Traveler's Express international money orders.

FREE LOOK PRIVILEGE

If you choose to cancel the Contract, return it to the Annuity Service Center with a written request within the free look period. In accordance with applicable federal and state laws, we will promptly refund either (1) your Purchase Payment (without interest), or (2) the amount of your Purchase Payment plus or minus the investment performance of your Contract. We will also make an adjustment for the amount of any annuity income we paid before we received the Contract. This provision may vary by state where required by applicable state insurance law. ONCE THE FREE LOOK PERIOD EXPIRES, YOU CANNOT RETURN THE CONTRACT FOR A REFUND.

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For most Contracts (other than replacements), we estimate the free look right to be in existence for 15 calendar days after the Contract is mailed to you. If your free look period ends on a non-business day, the next business day will be used.

INVESTMENT ALLOCATION OF YOUR PURCHASE PAYMENT

During part or all of your free look period, your entire Purchase Payment (less any deduction for taxes) will be allocated to the Money Market Investment Option. If the free look period for your Contract is 15 days or less, you will be entirely invested in the Money Market Investment Option for the entire free look period. If the free look period for your Contract is longer than 15 days, you will be entirely invested in the Money Market Investment Option for either 15 days or the length of time that applicable law requires that we return at least the amount of your Purchase Payment, whichever is longer. On the first business day after the end of the applicable period your Contract will be entirely invested in the Investment Option that is in accordance with your most recent allocation instructions. Thereafter, you may Exchange from one Investment Option to another up to four times each calendar year.

EXCHANGES

You may Exchange from one Investment Option to another up to four times each calendar year. Each Exchange must be with respect to all your annuity income. There are no partial Exchanges. All Exchanges will be effected based on the Annuity Income Unit values of the Investment Options at the time of the Exchange, and the total dollar value of your units will be the same immediately before and immediately after the Exchange.

  Making Exchanges by Telephone or Internet

Currently you may make Exchanges by telephone and/or Internet. We reserve the right to revise or terminate your ability to make Exchanges by telephone or through the Internet. We also reserve the right to limit the amount of any telephone or Internet Exchange or to reject any telephone or Internet Exchange.

We will not be responsible for any losses resulting from unauthorized telephone or Internet Exchanges if we follow reasonable procedures designed to verify the identity of the caller or Internet user. We may record telephone calls. You should verify the accuracy of your Exchanges by checking the confirmations and statements we send to you as soon as you receive them. Notify the Annuity Service Center immediately if you find any discrepancies. We will not be responsible for losses unless you notify us within ten calendar days from the first time we mail a confirmation or statement containing details of the transaction.

  Market Timing

Some Owners use firms or individuals who engage in market timing. Such firms or individuals usually obtain authorization from Owners to make Exchanges among the Investment Options on the basis of perceived market trends. Large Exchanges resulting from market timing activity may disrupt the management of the Funds and become a detriment to other Owners.

To protect Owners not engaging in market timing, we reserve the right to reject Exchanges communicated to us by anyone acting under a power of attorney on behalf of more than one Owner. We also reserve the right to reject Exchange instructions we receive from anyone that any Owner has authorized to make multiple Exchanges. We will exercise these rights only if we believe that doing so will prevent harm to other Owners.

Short-Term Trading Risk

Frequent Exchanges among Investment Options by Contract Owners can reduce the long-term returns of the Funds. The reduced returns could adversely affect the owners, annuitants, insureds or beneficiaries of any variable annuity or variable life insurance contract issued by any insurance company with respect to values allocated to the Fund. Frequent Exchanges may reduce a Fund's performance by increasing costs paid by the Fund (such as brokerage commissions); they can disrupt portfolio management strategies; and they can have the effect of diluting the value of the shares of long term shareholders in cases in which fluctuations in markets are not fully priced into the Fund's net asset value.

The Money Market Fund is also available for use in products issued by other insurance companies. There is a significant risk that that short-term trading in the Funds may go undetected. The Funds themselves generally cannot detect individual contract owner exchange activity, because they are owned primarily by insurance company separate accounts that aggregate exchange orders from owners of individual contracts. Accordingly, the Funds are dependent in large part on the rights, ability and willingness of all participating insurance companies to detect and deter short-term trading by contract owners.

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As outlined below, FILI has adopted policies regarding frequent trading, but can provide no assurance that other insurance companies using the same mutual funds have adopted comparable procedures. There is also the risk that these policies and procedures concerning short-term trading will prove ineffective in whole or in part to detect or prevent frequent trading. Please review the Funds' prospectuses for specific information about the Funds' short-term trading policies and risks.

FILI Policies Regarding Frequent Trading

FILI does not authorize market timing. FILI has adopted policies and procedures designed to discourage frequent Exchanges as described below. If requested by a Fund, FILI will consider additional steps to discourage frequent Exchanges in that Fund, not inconsistent with the policies and procedures described below.

Contract Owners who engage in frequent Exchanges may be subjected to temporary or permanent restrictions on future purchases or Exchanges in a Fund. Further, Contract Owners who have engaged in frequent trading in the Funds, or in other mutual funds managed by FMR, may be subjected to temporary or permanent restrictions on purchases or exchanges in those funds. FILI may alter its policies, in any manner not inconsistent with the terms of the Contract, at any time without notice to Owners.

Although there is no minimum holding period and Contract Owners can make withdrawals or Exchanges out of any Investment Option at any time, Contract Owners may ordinarily comply with FILI's policies regarding frequent trading by allowing 90 days to pass after each purchase or allocation into an Investment Option before they withdraw or Exchange out of that Investment Option.

In addition, each Fund reserves the right to reject the Variable Account's entire purchase or exchange transaction at any time, which would make FILI unable to execute Contract Owner purchase, withdrawal or exchange transactions involving that Fund on that trading day. FILI's policies and procedures are separate and independent from any policies and procedures of the Funds, and do not guarantee that the Funds will not reject orders placed by the Variable Account.

Frequent Trading Monitoring and Restriction Procedures

FILI has adopted policies and procedures related to Exchanges among Investment Options that are set out below. Frequent trading activity is measured by the number of roundtrip transactions by an Owner. A roundtrip transaction occurs when an Owner makes an allocation or Exchange into an Investment Option followed by a withdrawal or Exchange out of the same Investment Option within 30 days. Owners are limited to one roundtrip transaction per Investment Option within any rolling 90 day period, subject to an overall limit of four roundtrip transactions in the Contract over a rolling 12 month period.

Owners with two or more roundtrip transactions in one Investment Option within a rolling 90 day period will be blocked from making additional allocations or exchanges into that Investment Option, through any means, for 85 days.

In addition, Owners who complete a fourth (or higher) roundtrip transaction within any rolling 12 month period, at least two of which are completed on different business days, will have a U.S. Mail-Only Trade Restriction imposed on all contracts/policies they own that are issued by FILI or its affiliates. This rule will apply even if the four or more round trips occur in two or more different Investment Options. This restriction will stay in effect for 12 months. If the Owner makes another round trip in a contract that is currently subject to a U.S. Mail-Only Trade Restriction, then the U.S. Mail-Only Trade Restriction period (12 months) is restarted and all purchase transactions will be permanently blocked in the violated Investment Option across all contracts with common ownership.

FILI further reserves the right to reject specific transactions or impose restrictions as described above in respect of any Contract owned or controlled commonly with a Contract subject to the above restrictions, or in respect of any Contract owned or controlled commonly by a person who is the subject of a complex-wide block.

Exceptions

FILI has approved the following exceptions to the frequent trading policy:

(1) Transactions in the Money Market Investment Option;

(2) Annuity payments will not count toward an Investment Option's roundtrip limits;

(3) FILI may suspend the frequent trading policy and make exceptions to the policy for transactions made during periods of severe market turbulence or national emergency. There is no assurance that FILI will do so or that, if it does so, the underlying mutual funds will make any necessary exceptions to their frequent trading policies.

No other exceptions will be allowed. The frequent trading procedures will be applied consistently to all Owners.

  Effective Date of Exchanges Among Investment Options

Any redemption from an Investment Option that is part of an Exchange among Investment Options will be effected as of the end of the Valuation Period in which we receive the request at our Annuity Service Center. Generally the purchase of Annuity Income Units in other Investment Options with the proceeds of the redemption will occur at the same time. However, if your Exchange involves (1) moving from an Investment Option that invests in an equity Fund that is in an illiquid position due to substantial redemptions or exchanges that require it to sell portfolio securities in order to make funds available, and (2) moving to an Investment Option that invests in a Fund that accrues dividends on a daily basis and requires federal funds before accepting a purchase order, then there may be a delay in crediting the amount that is moving to the new Investment Option. The delay will last until the Investment Option from which the Exchange is being made obtains liquidity, or for seven days, whichever is shorter. During this period, the amount to be transferred from the illiquid Investment Option will be uninvested.

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CHARGES

The following are all the charges we make under the Contract.

1. Premium Taxes. Some states charge a "premium tax" based on the amount of your Purchase Payment. State premium taxes range from 0% to 3.5%. In addition, some counties, cities or towns may charge additional premium taxes. If you reside in a place where premium taxes apply, we will deduct any amount needed to provide for the applicable premium taxes from your Purchase Payment. We will allocate the remainder of your Purchase Payment to the Money Market Investment Option.

2. Administrative Charges. Administrative charges compensate us for the expenses we incur in administering the Contracts. These expenses include the cost of issuing the Contract, making electronic funds transfers to your bank account or issuing checks, maintaining necessary systems and records, and providing reports. These expenses are covered by a daily administrative charge.

Each day, a deduction is made from the assets of each Investment Option at an effective annual rate of 0.10%. We guarantee this charge will never increase.

3. Mortality and Expense Risk Charge. We deduct a daily asset charge for our assumption of mortality and expense risks. Each day we deduct an amount from the assets of each Investment Option at an effective annual rate of 0.50%.

The mortality risk is our obligation to provide annuity income for your life (and the life of the Joint Annuitant, if any) no matter how long that might be. The expense risk is our obligation to cover the cost of issuing and administering the Contracts, no matter how large that cost may be. FILI will realize a gain from the charge for these risks to the extent that it is not needed to provide for benefits and expenses under the Contracts.

4. Expenses of the Funds. The Funds are charged management fees and incur operating expenses. The effect of these fees and expenses is reflected in the performance of the Investment Options. See the prospectuses for the Funds for a description of the Funds' fees and expenses.

5. Other Taxes. FILI reserves the right to charge for certain taxes (other than premium taxes) that it may have to fund. Currently, no such charges are being made. See FILI's Tax Status.

FILI or its insurance agency affiliate receives annual compensation of up to 0.40% of assets allocated to the underlying mutual funds, for customer service, distribution and recordkeeping services with respect to those assets. This compensation is received from the funds' advisers or their affiliates. These payments are not contract charges, and do not increase the fund or contract charges described in this section or in the fee table.

ANNUITY INCOME DATES

We calculate the amount of your annuity income on each Annuity Income Date. If the New York Stock Exchange is closed on an Annuity Income Date, we will calculate the amount of annuity income on the next day it is open. You select the first Annuity Income Date when you purchase the Contract. The first Annuity Income Date may be either the first or the fifteenth day of a month. All subsequent Annuity Income Dates will be on the same day of the month as the first Annuity Income Date. The first Annuity Income Date may be up to one year after the Contract Date. The first Annuity Income Date may not be earlier than 30 days after the Contract Date.

On the application, you choose the frequency of annuity income. You can choose monthly, quarterly, semiannual, or annual annuity income.

Annuity income will generally be sent at the end of the Valuation Period immediately following the day on which the amount is determined.

SIGNATURE GUARANTEE

Certain requests may require a signature guarantee. A signature guarantee is designed to protect you and Fidelity Investments Life from fraud. Your request must be in writing and may require a signature guarantee if any of the following situations apply:

1. Loss of Contract Ownership.

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2. In any circumstances where we deem it necessary for your protection.

You should be able to obtain a signature guarantee from a bank, broker dealer, credit union (if authorized under state law), securities exchange or association, clearing agency, or savings association. A notary public cannot provide a signature guarantee.

DEATH BENEFIT

If no Annuitant lives to the first Annuity Income Date, the Contract will terminate and we will make a payment equal to your Purchase Payment to your Beneficiary or Beneficiaries.

If your Contract is a joint and survivor annuity and either you or the Joint Annuitant dies before the first Annuity Income Date, we will adjust the annuity income so that it equals what would have been paid under a single life annuity issued to the survivor. We will also adjust any Guarantee Period or Withdrawal Period, as required by law, so that it is not longer than the life expectancy of the survivor. This will usually result in greater annuity income.

ANNUITY INCOME

All income under the Contract will vary from one Annuity Income Date to the next according to the investment experience of the Investment Option in which you are invested.

All references to annuity income and the guaranteed duration of annuity income are subject to the limitation stated on page 1 of the prospectus: "We do not guarantee the amount of annuity income." Annuity income may increase or decrease. Annuity income will end in the unlikely event that the value of every security held in the Investment Option in which you are invested is reduced to zero.

Variable annuity income may decrease upon the death of the Annuitant or Joint Annuitant, as described for Options 3 and 4 under Annuity Income Options.

Your Purchase Payment (less any deduction for taxes) will initially purchase units of the Money Market Investment Option. The number of units will depend on (a) your age and sex (and the age and sex of the Joint Annuitant, if any); (b) the annuity income option; (c) the frequency of Annuity Income Dates; (d) the first Annuity Income Date; (e) the value of the units on the date your Contract becomes effective. The value of the units reflects the investment performance of the Money Market Investment Option.

Your units of the Money Market Investment Option will be exchanged automatically for Annuity Income Units in the Investment Option you choose on your application. The total dollar value of your units will be the same immediately before and immediately after the exchange. The date on which this will occur will depend on the free look provision of your Contract, which varies by state.

During part or all of your free look period, your entire Purchase Payment (less any deduction for taxes) will be allocated to the Money Market Investment Option. If the free look period for your Contract is 15 days or less, you will be entirely invested in the Money Market Investment Option for the entire free look period. If the free look period for your Contract is longer than 15 days, you will be entirely invested in the Money Market Investment Option for either 15 days or the length of time that applicable law requires that we return at least the amount of your Purchase Payment, whichever is longer. On the first business day after the end of the applicable period your Contract will be entirely invested in the Investment Option that is in accordance with your most recent allocation instructions.

FILI calculates the amount of your annuity income based on the number of Annuity Income Units you have. At the close of business on each Annuity Income Date the number of Annuity Income Units is multiplied by the value of an Annuity Income Unit for that Investment Option. The result is the amount of annuity income for that Annuity Income Date. If the New York Stock Exchange is closed on an Annuity Income Date, we will determine the amount of annuity income on the next day it is open.

We will generally transmit each annuity income payment on the first business day after the Annuity Income Date. If you elect to receive your annuity income payment by direct deposit, you will usually receive your income sooner than if we send it to you through the mail.

Annuity income decreases upon the death of the Annuitant or Joint Annuitant as described for Options 3 and 4 under Annuity Income Options.

The value of an Annuity Income Unit is affected by the expenses of the Funds, the mortality and expense risk charge, and the administrative charge. See Charges. We calculate Annuity Income Unit values for each Investment Option at the close of each Valuation Period. These calculations are made as of the close of business (normally 4:00 p.m. Eastern Time) each day the New York Stock Exchange is open for trading.

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The Annuity Income Unit value for an Investment Option for any Valuation Period is equal to (a) multiplied by (b) multiplied by (c) where:

(a) is the Net Investment Factor for the Valuation Period for which the Annuity Income Unit Value is being calculated;

(b) is the Annuity Income Unit Value for the preceding Valuation Period; and

(c) is the daily Benchmark Rate of Return factor of 0.99990575, adjusted for the number of days in the Valuation Period.

The Net Investment Factor can be greater or less than one. The Net Investment Factor for each Investment Option for a Valuation Period is determined by adding (a) and (b), subtracting (c) and then dividing the result by (a) where: (a) is the value of the assets at the end of the preceding Valuation Period; (b) is the investment income and capital gains, realized or unrealized, credited during the current Valuation Period; and (c) is the sum of: (1) the capital losses, realized or unrealized, charged during the current Valuation Period plus any amount charged or set aside for taxes during the current Valuation Period; PLUS (2) the deduction from the Investment Option during the current Valuation Period representing the daily charge equivalent to an effective annual rate of 0.60%.

BENCHMARK RATE OF RETURN

When you purchase a Contract, we calculate an estimated first annuity income amount, assuming that your Contract will earn the Benchmark Rate of Return, which is 3.5% per year. Assuming that you do not make any withdrawals, if the annualized investment return of your Contract is greater than the benchmark between the Contract Date and the first Annuity Income Date, the first annuity income amount will be higher than the estimate. If it is less, the first annuity income amount will be lower than the estimate.

Annuity income will vary from one Annuity Income Date to the next. If you do not make any withdrawals from one Annuity Income Date to the next, then annuity income will (a) increase if the annualized investment return for your Contract is greater than the Benchmark Rate of Return, and (b) decrease if the annualized investment return for your Contract is less than the Benchmark Rate of Return.

COMPARING WITHDRAWAL PERIOD TO GUARANTEE PERIOD

On your application you have a choice among a number of annuity income options. See Annuity Income Options. You may also choose to have either a Withdrawal Period or a Guarantee Period, but not both. Your Contract may have a Withdrawal Period only if it is a Qualified Contract.

You may compare a Contract with a Withdrawal Period to one that provides a Guarantee Period.

With a Withdrawal Period, annuity income is guaranteed to last for the longer of (1) the life or lives of the Annuitant(s) or (2) the Withdrawal Period. A withdrawal may cause the Withdrawal Period to shorten or end.

With a Guarantee Period, annuity income is guaranteed to last for the longer of (1) the life or lives of the Annuitant(s) or (2) the Guarantee Period. With a Guarantee Period, withdrawals are not possible, and the date on which the Guarantee Period will end will not change.

FREQUENCY OF ANNUITY INCOME DATES

For any annuity income option, you choose on your application whether to receive annuity income monthly, quarterly, semiannually, or annually. The more frequent the Annuity Income Dates, the lower the annuity income on each Annuity Income Date. You cannot change the frequency of annuity income later. The options FILI currently offers are described below.

CHOOSING YOUR ANNUITY INCOME OPTION

You choose your annuity income option on your application. You cannot change it later. You may choose an annuity income option only if it has been approved for sale by the insurance department in your state.

If you purchase a Qualified Contract and choose to have a Guarantee Period or a Withdrawal Period, the number of years may have to be limited in order to satisfy certain minimum distribution requirements of the Code. If you name a Joint Annuitant who is not your spouse, the annuity income options from which you may select under a Qualified Contract may be limited, depending on the difference in ages between you and the Joint Annuitant.

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ANNUITY INCOME OPTIONS WITHOUT A WITHDRAWAL PERIOD

Option 1. Single Life Annuity. We will provide annuity income for your entire life, no matter how long that may be. Annuity income stops when you are no longer living, unless your Contract contains a Guarantee Period and the Guarantee Period has not ended. It is possible that your total annuity income under this option will be less than your Purchase Payment. It is even possible that you might receive annuity income only once under this option. This would happen if you were to die before the second Annuity Income Date. Because of this risk, this option offers you the highest level of annuity income.

Option 2. Joint and Survivor Annuity With Full Annuity Income to the Survivor. Under this option, we will provide annuity income jointly to you and the Joint Annuitant while you are both living, except that for a Qualified Contract during your lifetime we provide the income only to you. After the death of either of you, we will continue to provide the full amount of annuity income to the survivor. Annuity income stops when both you and the Joint Annuitant are no longer living, unless your Contract contains a Guarantee Period and the Guarantee Period has not ended. As in the case of the single life annuity described above, there is the risk that you may receive annuity income only once.

Options 3. Joint and Survivor Annuity With Reduced Annuity Income to the Survivor. This option is like Option 2 above, except that annuity income is higher while both you and the Joint Annuitant are living, and lower when only one of you is still living. You indicate on your application whether annuity income to the survivor is reduced to two-thirds or one-half of the amount that it would have been were you both still alive.

Option 4. Joint and Survivor Annuity With Full Annuity Income to the Annuitant if the Joint Annuitant Dies, but Reduced Annuity Income to the Joint Annuitant if the Annuitant Dies. This option is like Option 3 above, but annuity income is not reduced upon the death of the Joint Annuitant if the Joint Annuitant is the first to die. In case you are the first to die, you indicate on your application whether annuity income to the Joint Annuitant is reduced to two-thirds or one-half of the amount that it would have been were you both still alive. While you and the Joint Annuitant are both still alive, this option provides greater annuity income than Option 2 but not as much annuity income as Option 3.

For Options 2, 3 and 4, if either Annuitant dies before the first Annuity Income Date, we will adjust the annuity income so that it equals what would have been paid under a single life annuity issued to the survivor. This will generally result in greater annuity income.

GUARANTEE PERIOD

If you select annuity income option 1, 2, 3 or 4 on your application, you may also choose to have a Guarantee Period. A Guarantee Period may not be less than five years, or more than forty-five years, and the maximum Guarantee Period you can choose is subject to limits contained in the Code. Upon request we will inform you of the maximum length your Guarantee Period can be. A Contract with a Guarantee Period provides annuity income through a specified date even if no Annuitant lives to the end of the Guarantee Period. If neither you nor the Joint Annuitant lives to the end of the Guarantee Period, any remaining annuity income will go to your Beneficiary or Beneficiaries. A Beneficiary who becomes entitled to annuity income may choose instead to receive a lump sum, but only if he or she notifies us within 60 days of the date we receive notice of the death of the last surviving Annuitant. Otherwise the Beneficiary will receive annuity income for the remainder of the Guarantee Period.

The Code limits the maximum length of any Guarantee Period for a Qualified Contract. If you purchase a Qualified Contract and choose to have a Guarantee Period, you cannot also have a Withdrawal Period. For Options 3 and 4 above, if you and the Joint Annuitant die at the same time, the annuity income due to any Beneficiary will be the same as if you died before the Joint Annuitant. If you choose to have a Guarantee Period, the amount of annuity income on each Annuity Income Date will be lower than if you purchased an otherwise identical Contract without the Guarantee Period.

If you choose Option 2, 3 or 4 with a Guarantee Period and either you or the Joint Annuitant dies before the first Annuity Income Date we will shorten the Guarantee Period, if necessary to comply with the Code, so that it is not longer than the life expectancy of the survivor. This may result in a shorter Guarantee Period and a generally higher amount of annuity income.

Lump Sum Payments. We will pay a lump sum if the Guarantee Period has not ended and one of the following conditions exists: (a) a Beneficiary elects a lump sum on the death of the last surviving Annuitant; (b) a Beneficiary receiving annuity income dies; or (c) the last surviving Annuitant dies and there is no surviving Beneficiary. For (b), we will pay the Beneficiary's estate. For (c), we will pay the estate of the Annuitant who died last.

A lump sum will generally be the present value of the annuity income for the remaining guaranteed Annuity Income Dates, based on interest compounded annually at the Benchmark Rate of Return.

If we believe that the first annuity income amount due to any Beneficiary will be less than $50, we may instead provide a lump sum for the value of all remaining annuity income. The amount of the lump sum will be determined on the same basis as described above for other lump sums.

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ANNUITY INCOME OPTIONS WITH A WITHDRAWAL PERIOD

Your Contract may have a Withdrawal Period only if it is a Qualified Contract.

Option 5. Single Life Annuity with Withdrawal Period. We will provide annuity income, beginning with the first Annuity Income Date, for as long as you live unless you surrender your Contract. If you die on or after the first Annuity Income Date and before the end of the Withdrawal Period, we will provide any remaining annuity income or Withdrawal Value to the Beneficiary(ies) according to the terms of the Contract. A Beneficiary who notifies us within 60 days of the date we receive notice of the death of the last surviving Annuitant may choose instead to receive his or her share of the Withdrawal Value. Otherwise, the Beneficiary will receive annuity income for the remainder of the Withdrawal Period.

Option 6. Joint and Survivor with Full Annuity Income to the Survivor with Withdrawal Period. If you do not surrender your Contract or make withdrawals, we will provide full annuity income, beginning with the first Annuity Income Date, while either you or the Joint Annuitant is still living.

If either you or the Joint Annuitant dies before the first Annuity Income Date, we will adjust the annuity income so that it equals what would have been paid under a single life annuity with a Withdrawal Period. We will also adjust the Withdrawal Period, as required by law, so that it is not longer than the life expectancy of the survivor. This may result in a shorter Withdrawal Period and a higher amount of annuity income.

If the last surviving Annuitant dies on or after the first Annuity Income Date and before the end of the Withdrawal Period, we will provide any remaining annuity income or Withdrawal Value to the Beneficiary(ies) according to the terms of the Contract. A Beneficiary who notifies us within 60 days of the date we receive notice of the death of the last surviving Annuitant may choose instead to receive his or her share of the Withdrawal Value. Otherwise, the Beneficiary will receive annuity income for the remainder of the Withdrawal Period.

WITHDRAWAL PROVISIONS

If you have purchased a Contract with a Withdrawal Period, you can make withdrawals from your Contract by writing to our Annuity Service Center. See How to Make Withdrawals.

The amount you can withdraw will depend on when you make the withdrawal and the investment experience of your Contract. See Withdrawal Value.

The length of time you can make withdrawals is called the Withdrawal Period. See Withdrawal Period.

Certain withdrawals will have the effect of ending your Contract, i.e. there will be no more annuity income. Other withdrawals may shorten the Withdrawal Period. All withdrawals will reduce the amount of annuity income. See Effect of Withdrawals.

How to Make Withdrawals

All withdrawal instructions must be in writing and be received at our Annuity Service Center. You may make a partial or full withdrawal of the Withdrawal Value. You may not make more than two partial withdrawals each calendar year. Any partial withdrawal must be for at least $500. You may not make any partial withdrawal on or before the fifth anniversary of your Contract's first Annuity Income Date that would reduce your annuity income below $1,200 per year at the time of the withdrawal.

Withdrawal Value

The Withdrawal Value changes each Valuation Period. What follows is an overview of how we determine the Withdrawal Value for each Valuation Period. For a complete description of how the Withdrawal Value is calculated, see Withdrawal Value in the Statement of Additional Information.

The Withdrawal Value for a Valuation Period is the sum of two amounts, which we call Part A and Part B. On the day we issue your Contract, the total of Part A and Part B equals your Purchase Payment less any federal, state or local taxes we deducted from your Purchase Payment. The amount you can withdraw from your Contract decreases over time, eventually becoming zero.

Part A is based on the portion of your Purchase Payment that provides annuity income during the Withdrawal Period. Part B is based on the portion of your Purchase Payment that provides annuity income after the Withdrawal Period.

Part A changes (up or down) each Valuation Period based on the investment experience of your Contract. Also, each withdrawal and each annuity income payment reduces the value of Part A. Part A becomes zero at the end of the Withdrawal Period and remains zero thereafter.

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Part B also changes (up or down) each Valuation Period based on the investment experience of your Contract. Withdrawals (but not annuity income payments) also reduce the value of Part B. Beginning one year after your first Annuity Income Date, Part B reflects a percentage which declines each day. The percentage declines at a rate of 25% per year, so five years after your first Annuity Income Date Part B becomes zero and remains zero thereafter.

The reductions in the values of Part A and Part B resulting from a withdrawal are in proportion to their values just before the withdrawal.

Withdrawal Period

The Internal Revenue Service ("IRS") has issued regulations under section 401(a)(9) of the Internal Revenue Code that apply to Qualified Contracts. If you take a withdrawal from a Qualified Contract with a Withdrawal Period, it is unclear whether any portion of the money you receive from the Contract during the year can be rolled over tax-free to another IRA or eligible retirement plan. See Tax Considerations.

When you purchase your Contract we set the Withdrawal Period to be equal to the life expectancy of the Annuitant or Annuitants, expressed in whole numbers. The maximum length of any Withdrawal Period is limited by the Code and the regulations under section 401(a)(9) of the Code. A Contract with a Withdrawal Period will provide slightly less annuity income on each Annuity Income Date than an otherwise identical Contract without a Withdrawal Period. The shorter your Withdrawal Period, the greater the difference in income.

If no withdrawals are made from your Contract, then your Contract will provide annuity income for the entire Withdrawal Period. In this respect, the Withdrawal Period works like a Guarantee Period, i.e. annuity income would be guaranteed to last for the longer of (1) the life or lives of the Annuitant(s) or (2) the Withdrawal Period. However, if you make withdrawals, the Withdrawal Period may shorten or end, as described in Effect of Withdrawals below.

Effect of Withdrawals

Withdrawals made during the first five years after the first annuity income date will have different consequences from withdrawals made after the first five years. Full withdrawals will have different consequences from partial withdrawals.

YOU SHOULD THINK MORE CAREFULLY ABOUT MAKING A WITHDRAWAL THE CLOSER YOU ARE TO THE FIFTH ANNIVERSARY OF YOUR FIRST ANNUITY INCOME DATE. IN MANY CIRCUMSTANCES YOU WILL BE BETTER OFF WAITING UNTIL AFTER THAT DATE TO MAKE A WITHDRAWAL. For example, withdrawals made after the end of the fifth year of annuity income would reduce your annuity income but would not cause your annuity income to end. In the same Contract, withdrawing all of the Withdrawal Value on or before the end of the fifth year would result in the loss of all future annuity income and your Contract would end. See the descriptions below to understand how withdrawals made during your first five years of annuity income may have different effects from withdrawals made later.

  Full Withdrawals During First Five Years

If you withdraw all of the Withdrawal Value on or before the fifth anniversary of your Contract's first Annuity Income Date, your Contract will end and you will not receive any more annuity income.

  Partial Withdrawals During First Five Years

If you withdraw part of the Withdrawal Value on or before the fifth anniversary of your Contract's first Annuity Income Date, then the amount withdrawn will be subtracted from the Withdrawal Value and all remaining annuity income will be reduced, in the same ratio that the amount withdrawn bears to the Withdrawal Value. A partial withdrawal during the first five years will have no impact on the length of the remainder of the Withdrawal Period.

  Full Withdrawals After First Five Years

If you withdraw all of the Withdrawal Value after the fifth anniversary of your Contract's first Annuity Income Date, you will no longer have a Withdrawal Value, the Withdrawal Period will end, and all remaining annuity income will be reduced.

  Partial Withdrawals After First Five Years

If you withdraw part of the Withdrawal Value after the fifth anniversary of your Contract's first Annuity Income Date, the amount withdrawn will be subtracted from the Withdrawal Value, all remaining annuity income will be reduced, and the Withdrawal Period will be shortened.

For both full and partial withdrawals made after the first five years, the value of the reduced annuity income plus the amount of the withdrawal will be equivalent to the value of the annuity income just prior to the withdrawal. The value of the reduced annuity income must comply with the IRS required minimum distributions rules, and this may result in further reductions in future annuity income payments than described in this section. The Company will determine equivalence using modified insurance industry mortality tables.

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REPORTS

We will send you a statement showing the number of Annuity Income Units in your selected Investment Option, and the value of each Annuity Income Unit, at least once each calendar quarter. If your Contract has a Withdrawal Period, we will show your Withdrawal Value at least once each calendar quarter.

You should verify the accuracy of your transaction confirmations and quarterly statements immediately after you receive them and notify the Annuity Service Center promptly of any discrepancies, as we will not be responsible for resulting losses due to unit value changes after 10 calendar days from the mailing of the report.

We will also send you semiannual reports containing financial statements for the Funds, and a list of portfolio securities of the Funds, as required by the Investment Company Act of 1940. All reports will be sent without charge to your last known address.

In addition, we will furnish such annual calendar year reports concerning the status of your Contract and such information concerning required minimum distributions as is prescribed by the Commissioner of the Internal Revenue Service.

More About the Contract

TAX CONSIDERATIONS

The Contracts in General

Qualified Contracts are intended to qualify as Individual Retirement Annuities under section 408(b) of the Code. Non-qualified Contracts are intended to qualify as annuities under section 72 of the Code. You should seek competent advice as to the tax consequences associated with the use of a Contract.

Owner and Annuitant

You must be both an Owner and the Annuitant of a Contract, and, except as otherwise provided by applicable federal tax law, you must remain as both Owner and Annuitant. For a Qualified Contract, you must be the sole Owner, and, if you name a Joint Annuitant, all annuity income distributions made while you are alive must be made to you.

Nontransferable and Nonforfeitable

Your interest under a Qualified Contract is nontransferable, and except as provided by law, is nonforfeitable.

No Use of Contract as Loan Collateral

You may not use your Contract as collateral for a loan. Any attempt to do so will be void.

Single Premium Contract

The Contract is a single premium contract. You may not make additional purchase payments. The minimum Purchase Payment for a Contract is generally $25,000. You may purchase a Qualified Contract only with a contribution transferred from an IRA or rolled-over from a qualified plan such as a 401(a) or a 401(k) plan, a 403(b) plan, a governmental 457(b) plan, or an IRA. You may purchase a Non-qualified Contract with money from any source.

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Treatment of Distributions

Distributions from Qualified Contracts. Your Qualified Contract must satisfy certain minimum distribution requirements under the Code and the regulations under the Code. These requirements affect when distributions must begin and the form in which distributions must be paid. For Qualified Contracts, distributions of minimum amounts specified in the tax law must generally begin by April 1 of the year following the year in which you reach age 70 1/2. The length of any Guarantee Period or Withdrawal Period may need to be limited in certain circumstances to satisfy the minimum distribution requirements. For Qualified Contracts, failure to comply with these minimum distribution requirements will result generally in the imposition of an excise tax equal to 50% of the amount by which a required minimum distribution exceeds the amount actually distributed. In order to satisfy the minimum distribution requirements, if you name a Joint Annuitant who is not your spouse, the annuity income options from which you may select may be limited, depending on the difference in ages between you and the Joint Annuitant.

Your Qualified Contract might have a Withdrawal Period, during which you may withdraw part or all of the Contract's Withdrawal Value. If you take a withdrawal, it is unclear what portion of the money you receive from your Contract during the year will be considered necessary to meet your minimum required distributions for the year, and thus will be ineligible to be rolled over tax-free within 60 days to another IRA or eligible retirement plan. Due to this uncertainty, we will not process direct transfers to another IRA and will treat all withdrawals of the Withdrawal Value from a Qualified Contract as distributions for tax reporting and withholding purposes. Accordingly, we will report such withdrawals on a 1099R form. Owners should consult a tax advisor before withdrawing an amount from a Qualified Contract with the intention of rolling it over to another arrangement.

In addition, distributions from a Qualified Contract other than required minimum distributions and distributions of any after-tax amounts generally may be rolled over tax-free within 60 days to a qualified plan under section 401(a) of the Code, a qualified annuity under section 403(a) of the Code, a tax-sheltered annuity contract under section 403(b) of the Code, a custodial account under section 403(b)(7) of the Code, a governmental plan under section 457(b) of the Code, or an IRA.

After-Tax Contributions

To the IRS we will report all distributions from your Qualified Contract as being fully taxable to you. If your Purchase Payment for a Qualified Contract includes any "after-tax" amounts (i.e. amounts that were neither deductible when made nor excludable from income), you will need to keep track of these amounts in your Contract and file a Form 8606 with the IRS in order that you may calculate and claim on your income tax return the non-taxable portion of distributions from your Contract.

Distributions from Non-qualified Contracts

For a Non-qualified Contract, the portion of an annuity income distribution that is includible in ordinary income may vary depending on the annuity income option that you choose, but generally is the excess of the distribution over the "exclusion amount" as defined in the tax law. The exclusion amount is generally the "investment in the contract" adjusted for any Guarantee Period, divided by the expected number of periodic annuity income distributions (as determined under Treasury Department regulations). After the dollar amount of the investment in the Contract is deemed to be recovered, the entire amount of each annuity income distribution will be fully includible in income.

If annuity income distributions cease before the adjusted investment in the Contract is fully recovered, the person receiving those distributions at the time of their death will be allowed a deduction for the unrecovered amount of the adjusted investment in the Contract.

If your Contract has a Guarantee Period and neither you nor any Joint Annuitant lives to the end of that period, any remaining annuity income distributions made to a Beneficiary are includible in income as follows: (1) if received in a lump sum, they are included in income to the extent that they exceed the unrecovered investment in the Contract at the time; or (2) if distributed as annuity income distributions, they are fully excluded from income until the remaining investment in the Contract is deemed to be recovered, and all annuity income distributions thereafter are fully includible in income.

Penalty Tax on Premature Distributions

In general, in the case of a distribution from an IRA, a penalty tax equal to 10% of the portion of the distribution that is includible in gross income will be imposed unless the distribution: (1) is made on or after the Owner attains age 59½ (2) is part of a series of substantially equal periodic payments (not less frequently than annually) for the life (or life expectancy) of the Owner or for the joint lives (or joint life expectancies) of the Owner and his or her designated beneficiary (as defined in the tax law); or (3) satisfies some other exception to the penalty tax.

Annuity income distributions from a Contract typically not be subject to the penalty tax imposed under the Code on premature distributions if the first Annuity Income Date is after you attain age 59½. If you own a Qualified Contract with a Withdrawal Period and the first Annuity Income Date is before you attain age 59½, a withdrawal that is made either before age 59½ or within 5 years of the first Annuity Income Date generally will trigger the application of the penalty tax to the withdrawal and all distributions made prior to the withdrawal.

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It is unclear at this time whether annuity income payments under a Non-qualified Contract to a recipient who is not yet age 59½ satisfy an exception to the penalty tax. If you expect that you or any Joint Annuitant will receive annuity income before reaching age 59½, you should consult with a tax advisor.

Aggregation of Contracts

In certain circumstances where you purchase a Non-Qualified Contract together with another non-qualified annuity contract, the IRS may determine the amount of an annuity income payment that is includible in gross income by combining your Non-Qualified Contract with the other non-qualified annuity contract. If you purchase a Qualified Contract, Federal tax law requires that for purposes of determining the taxable portion of a distribution from an IRA, you must treat (1) all IRAs owned by you as one contract, (2) all IRA distributions during the taxable year as one distribution, and (3) the value of the contract, the income on the contract, and investment in the contract are computed as of the end of the year.

Federal Income Tax Withholding and Reporting

We will withhold and remit to the federal government a part of the taxable portion of each distribution made under a Contract unless the distributee notifies us at or before the time of the distribution that he or she elects not to have any amounts withheld. In certain circumstances we may be required to withhold tax. The withholding rates applicable to the taxable portion of periodic annuity payments (other than eligible rollover distributions) are the same as the withholding rates generally applicable to payments of wages. In addition, a 10% withholding rate will apply to the taxable portion of any withdrawal if you have not specified another rate. You are liable for payment of federal income on the taxable portion of any distribution from a Contract whether or not federal income tax is withheld. FILI will report all annuity income distributions made while you are alive as being distributed in full to you, even if you name a Joint Annuitant.

Diversification Requirements

For a Non-qualified Contract to be treated as an annuity contract for Federal income tax purposes, the investments of the Variable Account must be "adequately diversified". The Treasury Department has issued regulations which prescribe standards for determining whether the investments of the Variable Account are "adequately diversified". If the Variable Account failed to comply with these diversification standards, the Contracts would not be treated as annuity contracts for Federal income tax purposes, and each Owner would be taxable currently on the income and gain from the assets of the Variable Account. Although FILI does not control the investments of the Funds, FILI has entered into agreements with the Funds requiring them to operate in compliance with the Treasury Department regulations so that the Variable Account will be considered "adequately diversified".

Ownership Treatment

In certain circumstances, Owners may be considered the owners, for Federal income tax purposes, of the assets of the Variable Account used to support their contracts. In those circumstances, income and gains from the assets of the Variable Account would be includible in the Owners' gross income. We reserve the right to modify the Contracts as necessary to attempt to prevent Contract Owners from being considered the owners of the assets of the Variable Account. The discussion in these Tax Considerations of the tax consequences of owning a Contract assumes that the Contract will be treated as an annuity contract for Federal income tax purposes and that we will be treated as the owner of the assets of the Variable Account.

Fidelity Investments Life's Tax Status

FILI is taxed as a life insurance company under the Code. The earnings of the Variable Account are taxed as part of our operations, and thus the Variable Account is not separately taxed as a "regulated investment company" under the Code. Under existing federal income tax laws, investment income and capital gains of the Variable Account are not taxed to the extent they are applied under a Contract. Therefore, we do not expect to incur federal income taxes on earnings of the Variable Account to the extent the earnings are credited to Contracts. Based on this, no charge is being made currently to the Variable Account for our federal income taxes. We will periodically review the need for a charge to the Variable Account for company federal income taxes. If FILI is taxed on investment income or capital gains of the Variable Account, then FILI may impose a charge against the Variable Account in order to provide for such taxes.

Under current laws we may incur state and local taxes (in addition to premium taxes) in several states. At present, these taxes are not significant and are not charged against the Contracts or the Variable Account. If the amount of these taxes changes substantially, we may make charges for such taxes against the Variable Account.

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General Tax Considerations

The above discussion is not exhaustive and is not intended as tax advice. The federal income tax consequences associated with the purchase of an immediate annuity, like the Contract, are complex, and the application of the pertinent tax rules to a particular person may vary according to facts specific to that person. A qualified tax advisor should always be consulted regarding the application of law to individual circumstances.

This discussion is based on the Code, Treasury Department regulations, and interpretations existing on the date of this Prospectus. These authorities, however, are subject to change by Congress, the Treasury Department, and judicial decisions.

The above discussion does not address federal gift tax, state or local income tax, or other considerations which may be involved in the purchase, operation, or exercise of any rights or options under a Contract. Also, this discussion does not address estate tax issues that might arise due to your death or the death of a Joint Annuitant. Your particular situation and the particular situation of the Joint Annuitant, if any, and each Beneficiary will determine the federal estate taxes and the state and local estate, inheritance and other taxes due. You should seek competent tax advice on such matters pertaining to you.

Fidelity Investments Life Insurance Company makes no guarantee regarding any tax treatment, federal, state, or local, of any Contract or of any transaction involving a Contract.

OTHER CONTRACT PROVISIONS

You should also be aware of the following important provisions of your Contract.

1. Owner(s). Before a Contract is issued, the Owner(s) acting together have the right to (a) choose an annuity income option; (b) choose an Investment Option; (c) name the Beneficiary or Beneficiaries; and (d) select the first Annuity Income Date and the frequency of annuity income distributions. For a Non-qualified Contract with one Owner, the Owner may also name a Joint Annuitant, but there is no requirement to have a Joint Annuitant.

After a Contract is issued, the Owner(s) have the right to: (a) Exchange from one Investment Option to another (b) change any Beneficiary (except that an irrevocable Beneficiary may not be changed without that Beneficiary's consent); (c) cancel the Contract during the free look period; (d) instruct us how to vote shares of the Fund in which your Investment Option invests; and (e) to withdraw from the Contract during the Withdrawal Period, if there is one.

For a Non-qualified Contract with two Owners, either Owner may make an Exchange or give us voting instructions, but only both Owners acting together can cancel the Contract during the free look period or change a Beneficiary.

2. Annuitant. As Annuitant, you have the right to receive annuity income under the terms of the Contract. You also have rights as an Owner as described above.

3. Joint Annuitant.

For a Qualified Contract, the Joint Annuitant will receive annuity income only after your death, and only in accordance with the terms of the annuity income option you select. The Joint Annuitant may not be an Owner.

For a Non-qualified Contract, the Joint Annuitant will receive annuity income jointly with you in accordance with the terms of the Contract. The Joint Annuitant may be an Owner, but does not have to be an Owner.

If the Joint Annuitant survives you, he or she will have the right to: (a) Exchange from one Investment Option to another; (b) change any Beneficiary (except an irrevocable Beneficiary); (c) cancel the Contract during the free look period; (d) instruct us how to vote shares of the Fund in which your Investment Option invests; and (e) to withdraw from the Contract during the Withdrawal Period, if there is one.

4. Beneficiary.

For All Contracts. You may name one or more Beneficiaries when you complete your application. You may change Beneficiaries later, unless you have designated an irrevocable Beneficiary, in which case we will require the consent of the irrevocable Beneficiary in writing.

If you (and the Joint Annuitant, if any) do not live to the first Annuity Income Date, we will make a payment equal to your Purchase Payment to the Beneficiary or Beneficiaries. Surviving Beneficiaries will receive equal shares unless you specify otherwise. If (1) no Beneficiary survives you and the Joint Annuitant (if any), and (2) the Withdrawal Period or Guarantee Period (if any) has not ended, we will provide a lump sum to the estate of the last to die of you and the Joint Annuitant.

Each Beneficiary receiving annuity income will have the right to instruct us how to vote Fund shares attributable to that income.

A Beneficiary may be a "Primary Beneficiary" or a "Contingent Beneficiary." No Contingent Beneficiary has the right to proceeds unless all of the Primary Beneficiaries die before proceeds are determined.

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For Contracts with a Guarantee Period. Each Beneficiary will receive his or her share of annuity income for the remainder of the Guarantee Period if you (and the Joint Annuitant, if any) die after the first Annuity Income Date. A Beneficiary who becomes entitled to annuity income may choose instead to receive a lump sum, but only if he or she notifies us within 60 days of the date we receive notice of the death of the last surviving Annuitant. A lump sum will generally be the present value of the annuity income for the remaining guaranteed Annuity Income Dates, based on interest compounded annually at the Benchmark Rate of Return.

If a Beneficiary receiving annuity income dies, we will provide to the Beneficiary's estate a lump sum, generally equal to the present value of the annuity income for the remaining guaranteed Annuity Income Dates, based on interest compounded annually at the Benchmark Rate of Return.

For Contracts with a Withdrawal Period. Each Beneficiary will receive his or her share of any remaining annuity income for the remainder of the Withdrawal Period if you and the Joint Annuitant (if any) die on or after the first Annuity Income Date. A Beneficiary who becomes entitled to annuity income may choose instead to receive a lump sum, but only if he or she notifies us within 60 days of the date we receive notice of the death of the last surviving Annuitant. The lump sum amount will be the Withdrawal Value of his or her share of annuity income.

If a Contract with a Withdrawal Period is within its first five years after the first annuity income date, it will typically be more advantageous for the Beneficiary to choose to receive his or share of the Withdrawal Value. The Beneficiary must notify us within 60 days of the date we receive notice of the relevant death to elect a lump sum.

If a Beneficiary receiving annuity income dies, we will provide to the Beneficiary's estate a lump sum equal to the Withdrawal Value of the Beneficiary's share of annuity income.

5. Misstatement of Date of Birth or Sex. If the date of birth or sex of you or the Joint Annuitant has been misstated, FILI will change the benefits to those which would have been provided had the correct date(s) of birth and sex(es) been stated.

If the misstatement is not discovered until after the first Annuity Income Date, FILI will take the following action: (1) if FILI provided too much annuity income, FILI will add interest at the rate of 6% per year compounded annually and withhold annuity income on later Annuity Income Date(s) until it has recovered the excess; (2) if FILI provided too little annuity income, we will make up the balance plus interest at the rate of 6% per year compounded annually in a lump sum.

6. Assignment. The Contract may not be sold, assigned, discounted or pledged. Any attempt to do so will be void.

7. Dividends. The Contract is "non-participating." This means that there are no dividends. Annuity income will vary in amount with the investment results of the Investment Option to which you allocate your Purchase Payment.

8. Notification of Death. Any Beneficiary claiming an interest in the Contract must provide us in writing with due proof of your death and the death of the Joint Annuitant, (if any), at the Annuity Service Center, unless we have already received such proof. We will not be responsible for any annuity income paid to you or the Joint Annuitant, (if any), before we receive due proof of death at the Annuity Service Center.

You and the Joint Annuitant are each responsible for notifying FILI of the death of the other. Each Beneficiary is responsible for notifying FILI of the death of the last surviving Annuitant. Upon the death of the last person with the right to receive annuity income under a Contract, that person's executor is responsible for notifying FILI. If too much annuity income is provided because FILI is not notified of a death, FILI may withhold annuity income on subsequent Annuity Income Dates, or take legal action, until it has recovered any excess amounts.

9. Proof of Survival. Before making any payment that depends on a person being alive, we may require proof that the person is alive.

10. Protection of Proceeds. To the extent allowed by law, annuity income is not subject to the claims of creditors or to legal process.

SELLING THE CONTRACTS

The Contracts are distributed through Fidelity Brokerage Services LLC and Fidelity Insurance Agency, Inc. Each is a subsidiary of FMR Corp., the parent company of FILI. Fidelity Brokerage Services LLC is the principal underwriter (distributor) of the Contracts. Fidelity Distributors Corporation is the distributor of the Fidelity family of funds. The principal business address of Fidelity Brokerage Services LLC and Fidelity Distributors Corporation is 82 Devonshire Street, Boston, Massachusetts 02109. Fidelity Insurance Agency, Inc. receives sales compensation from FILI of not more than 0.10% of the reserves held to support the Contracts. Amounts paid by FILI to Fidelity Insurance Agency, Inc. will be paid out of the general assets of FILI, which may include proceeds derived from mortality and expense risk charges FILI deducts from the Variable Account.

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POSTPONEMENT OF BENEFITS

We will generally transmit each annuity income payment on the first business day after the Annuity Income Date. We will generally send any withdrawal amount on the first business day after the end of the Valuation Period during which we receive the withdrawal request. We will usually send any lump sum distributions to Beneficiaries within seven days of the day we receive proper notice. We will usually send any death benefit within seven days after we receive (1) due proof of your death (for a single life Contract) or the deaths of you and the Joint Annuitant (for a joint life Contract) and (2) any required tax withholding and other information. However, we may delay sending these amounts if (1) the disposal or valuation of the Variable Account's assets is not reasonably practicable because the New York Stock Exchange is closed for other than a regular holiday or weekend, trading is restricted by the SEC, or the SEC declares that an emergency exists; or (2) the SEC by order permits postponement for any other reason.

More About the Variable Account and the Funds

CHANGES IN INVESTMENT OPTIONS

FILI has the right to eliminate any Investment Option, to combine Investment Options, or substitute a fund for the Fund in which an Investment Option invests. A substitution may become necessary if, in FILI's judgment, a Fund no longer suits the purpose of the Contract. This may happen due to a change in laws or regulations, or a change in a Fund's investment objectives or restrictions, or because the Fund is no longer available for investment, or for some other reason. FILI would obtain prior approval from the SEC and any other required approvals before making such a substitution.

FILI also reserves the right to operate the Variable Account as a management investment company under the 1940 Act or any other form permitted by law or to deregister the Variable Account under such Act in the event such registration is no longer required.

TOTAL RETURN FOR AN INVESTMENT OPTION

The Total Return reflects the investment performance of an Investment Option, less all expenses and charges, for the Valuation Period. FILI determines the Total Return of an Investment Option at the end of each Valuation Period. Such determinations are made as of the close of business each day the New York Stock Exchange is open for business.

Shares of the Funds are valued at net asset value. Any dividends or capital gains distributions of a Fund are reinvested in shares of that Fund.

VOTING RIGHTS

FILI will vote shares of the Funds owned by the Variable Account according to your instructions. However, if the Investment Company Act of 1940 or any related regulations or interpretations should change, and FILI decides that it is permitted to vote the shares of the Funds in its own right, it may decide to do so.

FILI calculates the number of shares that you may instruct it to vote by dividing the reserve maintained in the Investment Option to meet the obligations under the Contract by the net asset value of one share of the corresponding Fund. Fractional votes will be counted. FILI reserves the right to modify the manner in which it calculates the weight to be given to your voting instructions where such a change is necessary to comply with federal regulations or interpretations of those regulations.

FILI will determine the number of shares you can instruct it to vote 90 days or less before the applicable Fund shareholder meeting. At least 14 days before the meeting, we will mail you material for providing your voting instructions.

If your voting instructions are not received in time, FILI will vote the shares in the same proportion as the instructions received with regard to all other contracts issued through the Variable Account. FILI will also vote shares it holds in the Variable Account that are not attributable to contracts in the same proportionate manner. Under certain circumstances, FILI may be required by state regulatory authorities to disregard voting instructions. This may happen if following such instructions would change the sub-classification or investment objectives of the Funds, or result in the approval or disapproval of an investment advisory contract.

Under federal regulations, FILI may also disregard instructions to vote for changes in investment policies or the investment adviser if it disapproves of the proposed changes. FILI would disapprove a proposed change only if it were contrary to state law, prohibited by state regulatory authorities, or if it decided that the change would result in overly speculative or unsound investments. If FILI ever disregards voting instructions, it will include a summary of its actions in the next semiannual report.

LITIGATION

Neither FILI, the Variable Account, nor Fidelity Brokerage Services LLC is a party to any material litigation.

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Table of Contents
of the Statement of Additional Information

Withdrawal Value	2
Safekeeping of Variable Account Assets	2
Distribution of the Contracts	2
State Regulation	3
Legal Matters	3
Registration Statement	3
Experts	3
Financial Statements	3
Variable Account (enclosed)
Fidelity Investments Life Insurance Company (enclosed)

Investment Company Act of 1940 File No. 811-05315
FFLI-pro-0407
1.805451.104

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INDIVIDUAL RETIREMENT ANNUITY DISCLOSURE STATEMENT

1. This Disclosure Statement addresses the Federal income tax treatment of a single premium variable income annuity contract (the "Contract") that is issued by Fidelity Investments Life Insurance Company ("FILI") as an Individual Retirement Annuity ("IRA annuity"). It is important that you read this statement carefully.

This disclosure statement is for your general information and is not intended to be exhaustive or conclusive, to apply to any particular person or situation, or to be used as a substitute for qualified legal or tax advice. Also, the information contained herein is based on current Federal income tax law, income tax regulations, and other guidance provided by the Internal Revenue Service ("IRS"). Hence, this information is subject to change upon an amendment of the law or the issuance of further regulations or other guidance.

Revocation

2. You are allowed to revoke or cancel your Contract within ten (10) days of the later of (1) the date of the application for the Contract; or (2) the date you receive the Contract. Upon revocation, FILI will refund the greater of (1) your Purchase Payment in full, neither crediting your Contract for earnings, nor charging it with any administrative expenses; or (2) your Purchase Payments plus the investment performance of the Money Market Investment Option.

You may revoke your Contract by mailing or delivering a notice of revocation to:

Fidelity Investments Life Insurance Company
Annuity Service Center
P.O. Box 770001
Cincinnati, OH 45277-0050

A notice of revocation shall be deemed mailed on the date of the postmark (or if sent by certified or registered mail, the date of certification or registration) if it is deposited in the mail in the United States in an envelope, or other appropriate wrapper, first class postage prepaid, properly addressed.

Any questions regarding this procedure may be directed to a Fidelity Annuity Specialist at 800-544-2442.

Contributions

3. You may purchase a Contract as an IRA annuity with proceeds from a (1) non-taxable rollover from a qualified plan, tax-sheltered annuity or custodial account under section 403(b) of the Internal Revenue Code ("Code"), Individual Retirement Account ("IRA account"), or another IRA annuity, or (2) a non-taxable transfer from an IRA account or another IRA annuity.

4. Subsequent contributions will not be accepted.

5. No deduction is allowed for contributions.

Investments

6. Your entire interest in the Contract is nonforfeitable.

7. The Contract is not transferable and is established for the exclusive benefit of you and your beneficiaries.

Distributions

8. A distribution from your Contract is includible in your gross income for the year in which the distribution is made and is taxed as ordinary income, except to the extent the distribution is treated as a recovery of non-deductible contributions, if any. Special rules apply for purposes of determining the portion of a distribution that is allocable to any non-deductible contributions.

9. If a distribution from the Contract is made before you attain age 59½, your tax for the year in which the amount is received is increased by a penalty tax equal to 10% of the portion of the distribution that is includible in gross income. However, this 10% premature distribution penalty tax generally does not apply if the distribution (1) is made on account of your death or disability; (2) is part of a series of substantially equal periodic payments over your life (or life expectancy) or the joint lives (or joint life expectancy) of you and a second person designated by you; or (3) satisfies some other specified exception to this penalty tax.

10. The entire interest in an IRA must be distributed or commence to be distributed no later than April 1 of the calendar year following the calendar year in which the owner attains age 70½. Installment payments may be made in accordance with income tax regulations over the owner's life (or the lives of the owner and his or her designated beneficiary within the meaning of the Code) or over a period not exceeding the owner's life expectancy (or the joint life expectancy of the owner and his or her designated beneficiary). If the owner dies after required distributions have commenced, any remaining interest must be distributed at least as rapidly as under the method of distribution being used at the time of death. If the owner dies before required distributions have commenced, any remaining interest must be distributed generally (1) within 5 years, or (2) over the life or life expectancy of the designated beneficiary commencing by the end of the year following the year of the owner's death (or by the end of the year in which the owner would have attained age 70½, if later, and the owner's spouse is the sole beneficiary).

Not Part of the Prospectus

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In order for annuity income payments under the Contract to comply with these minimum distribution requirements, it might be necessary in certain circumstances to limit (1) the length of any guarantee period under an annuity income option, and (2) limit the joint and survivor annuity income options from which you may select. Also, if you name a Joint Annuitant, all distributions made while you are alive must be made to you.

If required distributions are not timely made, you will be liable for a 50% penalty tax on the difference between the required minimum distribution for the tax year and the amount actually paid to you. The IRS has the authority to waive this penalty tax under certain circumstances.

11. Special rules apply with respect to rollovers and transfers from IRAs. You should seek competent tax advice to comply with the requirements for rollovers and transfers.

Other Tax Considerations

12. You must file an IRS Form 5329 (Additional Taxes on Qualified Plans (Including IRAs) and Other Tax-Favored Accounts) with your income tax return for a year in which there is a penalty tax due because of premature distributions or insufficient distributions.

13. The Contract has not been approved as to form for use as an IRA by the IRS. Such approval is a determination only as to the form of the Contract, and does not represent a determination of the merits of the Contract.

14. Further information concerning IRAs and Roth IRAs can be obtained from any district office of the IRS and from IRS Publication 590 (Individual Retirement Arrangements (IRAs)).

Prohibited Transactions

15. The Contract may cease to be an IRA, whichever is applicable, because of a prohibited transaction. Generally, a prohibited transaction is any improper use of your Contract by you, a beneficiary, or any disqualified person. If during a taxable year you borrow any money under your Contract or use the Contract in another prohibited manner (for example, if the Contract is pledged as collateral for a loan), the Contract will cease to be an IRA as of the first day of the taxable year, you must include in your gross income for the year an amount equal to the fair market value of the Contract as of the first day of the taxable year, and you may have to pay a 10% premature distribution penalty tax (discussed above).

Financial Information

16. The value of your investment will depend on how you allocate your Purchase Payment between fixed and variable annuity income. The portion of your Purchase Payment allocated to fixed annuity income results in income that is guaranteed and is the same from one Annuity Income Date to the next unless you choose an annuity income option that calls for decreasing annuity income upon your death or the death of the Joint Annuitant. The annuity income from the portion of your Purchase Payment allocated to the Investment Options will vary depending upon the actual investment performance of the Investment Options you choose. No minimum amount of variable annuity income is guaranteed. See your prospectus for a more detailed description.

17. As further described in the prospectus, the following are all the charges that FILI currently makes:

(a) Administrative Charge

FILI deducts a daily charge from the assets of the Investment Options equivalent to an effective annual rate of 0.10%. This charge is not made against any portion of your Purchase Payment allocated to the purchase of fixed annuity income.

(b) Mortality and Expense Risk Charge

FILI deducts a daily charge from the assets of the Investment Options equivalent to an effective annual rate of 0.50%. This charge is not made against any portion of your Purchase Payment allocated to the purchase of fixed annuity income.

(c) Portfolio Expenses

The Portfolios associated with the Investment Options incur operating expenses and pay monthly management fees. The level of expenses varies by Portfolio. These changes do not apply to any portion of your Purchase Payment allocated to the purchase of fixed annuity income.

Not Part of the Prospectus

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PART B

INFORMATION REQUIRED IN A STATEMENT

OF ADDITIONAL INFORMATION

FIDELITY FREEDOM LIFETIME INCOME
STATEMENT OF ADDITIONAL INFORMATION
April 30, 2007

This Statement of Additional Information supplements the information found in the current Prospectus for the variable annuity contracts ("Contracts") offered by Fidelity Investments Life Insurance Company through its Variable Annuity Account I (the "Variable Account"). You may obtain a copy of the Prospectus dated April 30, 2007 without charge by calling 1-800-544-2442.

THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS AND SHOULD BE READ TOGETHER WITH THE PROSPECTUS FOR THE CONTRACT.

TABLE OF CONTENTS	PAGE
Withdrawal Value	<Click Here>
Safekeeping of Variable Account Assets	<Click Here>
Distribution of the Contracts	<Click Here>
State Regulation	<Click Here>
Legal Matters	<Click Here>
Registration Statement	<Click Here>
Experts	<Click Here>
Financial Statements	<Click Here>
 Variable Account (enclosed)
Fidelity Investments Life Insurance Company (enclosed)

FFLI-ptb-0407
1.805450.104

You may purchase a Contract only with contributions rolled-over from a qualified plan such as a 401(a) or a 401(k) plan, a 403(b) plan, a governmental 457(b) plan, or an IRA.

Investments by the Investment Options in securities of foreign issuers may result in a foreign investment tax credit which we will claim on our federal income tax filings. Also, we receive fees from the funds' Advisers for administrative services we provide.

WITHDRAWAL VALUE

If your Contract has a Withdrawal Period you should be aware of the following.

The amount you can withdraw from this Contract at the close of a Valuation Period is called the Withdrawal Value. There are two parts to your Withdrawal Value, Part A and Part B. The sum of Part A and Part B equals your Withdrawal Value.

Part A

Part A is based on the portion of your Purchase Payment that provides annuity income during the Withdrawal Period. On the Contract Date, Part A equals this portion of the Purchase Payment less any deductions made from this portion for state, federal or local taxes.

At the end of each subsequent Valuation Period, a new value for Part A is computed, as follows:

(1) Start with Part A at the close of the prior Valuation Period.

(2) Multiply (1) by the Net Investment Factor for the Investment Option in which your Contract is invested. See Net Investment Factor on page 9 of the Prospectus.

(3) If an Annuity Income Date occurs during the Valuation Period, subtract from (2) an amount equal to the amount of the variable annuity income payment for that Annuity Income Date.

(4) Subtract from (3) an amount attributable to any withdrawals made during the Valuation Period. To determine the amount subtracted, multiply the amount of the withdrawal by a fraction, the numerator of which is the value of Part A at the close of the current Valuation Period and the denominator of which is the sum of Part A and Part B at the close of the current Valuation Period, without regard to the withdrawal during the Valuation Period.

Part A becomes zero at the end of your Withdrawal Period and remains zero thereafter.

Part B

Part B is based on the remainder of your Purchase Payment and reflects the portion of your Purchase Payment that provides annuity income after the Withdrawal Period. On the Contract Date, Part B equals this portion of the Purchase Payment less any deductions made from this portion for state, federal or local taxes.

At the end of each subsequent Valuation Period, a new value for Part B is computed, as follows:

(1) Start with Part B at the close of the prior Valuation Period.

(2) Multiply (1) by the Net Investment Factor for the Investment Option in which your Contract is invested.

(3) Subtract from (2) an amount attributable to any withdrawals made during the Valuation Period. To determine the amount subtracted, multiply the amount of the withdrawal by a fraction, the numerator of which is the value of Part B at the close of the current Valuation Period and the denominator of which is the sum of Part A and Part B at the close of the current Valuation Period, without regard to the withdrawal during the Valuation Period.

(4) Multiply (3) by a fraction, the numerator of which is the percentage factor at the end of the current Valuation Period, and the denominator of which is the percentage factor at the end of the prior Valuation Period.

The percentage factor is 100% until one year after your first Annuity Income Date. The percentage factor then declines daily at a rate of 25% each year, becoming zero on the fifth anniversary of your first Annuity Income Date and remaining at zero thereafter. Thus Part B becomes zero on the fifth anniversary of your first Annuity Income Date and remains zero thereafter.

SAFEKEEPING OF VARIABLE ACCOUNT ASSETS

The assets of the Variable Account are held by FILI. The assets of the Variable Account are held apart from our general account assets and any other separate accounts we may establish. We maintain records of all purchases and redemptions of the shares of the Funds held by the variable Investment Options. We maintain fidelity bond coverage for the acts of our officers and employees.

DISTRIBUTION OF THE CONTRACTS

As explained in the prospectus, the Contracts are distributed through Fidelity Brokerage Services LLC and Fidelity Insurance Agency, Inc., which are affiliated with FMR Corp. and FILI. The offering of the contracts is continuous, and we do not anticipate discontinuing offering the Contracts. However, we reserve the right to discontinue offering the Contracts.

STATE REGULATION

FILI is subject to regulation by the Department of Insurance of the State of Utah, which periodically examines our financial condition and operations. We are also subject to the insurance laws and regulations of all jurisdictions where we do business. The Contract described in the Prospectus and Statement of Additional Information has been filed with and, where required, approved by, insurance officials in those jurisdictions where it is sold.

We are required to submit annual statements of our operations, including financial statements, to the insurance departments of the various jurisdictions where we do business to determine solvency and compliance with applicable insurance laws and regulations.

LEGAL MATTERS

The legal validity of the Contracts described in the Prospectus and Statement of Additional Information has been passed on by David J. Pearlman, Senior Legal Counsel of Fidelity Investments Life Insurance Company.

REGISTRATION STATEMENT

We have filed a Registration Statement under the Securities Act of 1933 with the SEC relating to the Contracts. The Prospectus and Statement of Additional Information do not include all the information in the Registration Statement. We have omitted certain portions pursuant to SEC rules. You may obtain the omitted information from the SEC's main office in Washington, D.C. by paying the SEC's prescribed fees.

EXPERTS

The consolidated financial statements of the Company as of December 31, 2006 and 2005 and for each of the three years in the period ended December 31, 2006, and the financial statements of Fidelity Investments Variable Annuity Account I of the Company as of December 31, 2006 and for the each of the periods indicated, included in this Statement of Additional Information constituting part of this Registration Statement, have been so included in reliance on the reports of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting. The principal business address for PricewaterhouseCoopers LLP is 125 High Street, Boston, Massachusetts 02110.

FINANCIAL STATEMENTS

The financial statements of the Company included herein should be distinguished from the financial statements of the Variable Account and should be considered only as bearing upon our ability to meet our obligations under the Contracts.

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of FMR Corp.)

CONSOLIDATED FINANCIAL STATEMENTS

FOR THE YEARS ENDED DECEMBER 31, 2006, 2005 AND 2004

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A Wholly-Owned Subsidiary of FMR Corp.)

CONSOLIDATED FINANCIAL STATEMENTS

for the years ended December 31, 2006, 2005 and 2004

REPORT OF INDEPENDENT AUDITORS

To the Board of Directors and Stockholder of

Fidelity Investments Life Insurance Company:

In our opinion, the accompanying consolidated balance sheets and the related consolidated statements of income and comprehensive income, of stockholder's equity and of cash flows present fairly, in all material respects, the financial position of Fidelity Investments Life Insurance Company (the "Company", a wholly-owned subsidiary of FMR Corp.) and its subsidiary at December 31, 2006 and 2005, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2006 in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As discussed in Notes 2 and 3 to the consolidated financial statements, the Company changed its method of accounting for certain nontraditional long-duration contracts in 2004.

April 4, 2007

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A Wholly-Owned Subsidiary of FMR Corp.)
CONSOLIDATED BALANCE SHEETS
(in thousands, except share data) December 31, 2006 and 2005

ASSETS	2006	2005
Investments:
Debt securities, available-for-sale, at fair value (amortized cost of $690,945 in 2006 and $697,365 in 2005)	$ 688,498	$ 693,141
Equity securities, at fair value (cost of $0 in 2006 and $816 in 2005)	--	870
Policy loans	3	--

Total investments	688,501	694,011

Cash and cash equivalents	21,739	17,596
Cash equivalent (restricted)	4,455	4,270
Accrued investment income	8,314	8,585
Deferred policy acquisition costs	52,502	50,811
Reinsurance deposit and receivables	1,529,273	1,212,539
Property and equipment, net	11,400	1,427
Other assets	5,277	5,477
Net deferred tax asset	35,592	33,814
Income taxes receivable	--	4,234
Separate account assets	14,158,750	12,664,867

Total assets	$ 16,515,803	$ 14,697,631

LIABILITIES
Cash overdraft	$ 7,447	$ --
Future contract and policy benefits	779,340	531,627
Contractholder deposit funds	894,759	872,324
Other liabilities and accrued expenses	7,975	7,228
Income taxes payable	1,661	--
Payable to parent and affiliates	10,731	9,719
Separate account liabilities	14,158,750	12,664,867

Total liabilities	15,860,663	14,085,765

Commitments and contingencies (Note 11)

STOCKHOLDER'S EQUITY

Common stock, par value $10 per share - 1,000,000 shares authorized; 300,000 shares issued and outstanding	3,000	3,000
Additional paid-in capital	68,048	68,048
Accumulated other comprehensive income	(1,179)	(2,219)
Retained earnings	585,271	543,037

Total stockholder's equity	655,140	611,866

Total liabilities and stockholder's equity	$ 16,515,803	$ 14,697,631

The accompanying notes are an integral part of the consolidated financial statements.

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A Wholly-Owned Subsidiary of FMR Corp.)
CONSOLIDATED STATEMENTS OF INCOME AND COMPREHENSIVE INCOME
(in thousands) for the years ended December 31, 2006, 2005 and 2004

	2006	2005	2004
Revenues:
Fees charged to contractholders	$ 106,785	$ 100,763	$ 97,489
Net investment income	34,310	32,473	31,057
Interest on reinsurance deposit	50,299	47,579	47,321
Fund administration fees	3,721	3,493	3,736
Net realized investment (losses) gains	(1,123)	6,004	3,447
Premiums	7,522	6,456	6,958
Other income	2	76	18

Total Revenue	201,516	196,844	190,026

Benefits and expenses:
Underwriting, acquisition and insurance expenses(1)	98,961	83,090	68,489
Contract and policy benefits and expenses	48,128	49,521	49,945
Other expenses	--	7,201	--

Total benefits and expenses	147,089	139,812	118,434

Income before income taxes	54,427	57,032	71,592

Income tax expense	12,193	10,734	16,782

Income before cumulative effect of change in accounting principle	42,234	46,298	54,810

Cumulative effect of change in accounting principle (less applicable income tax expense of $473 in 2004)	--	--	868

Net income	42,234	46,298	55,678

Other comprehensive income, before tax:
Unrealized gains (losses) on securities:
Net unrealized holding gains (losses) during the period	525	(17,133)	(8,350)
Reclassification adjustment for net realized losses (gains) included in net income	1,123	(6,004)	(3,447)
Foreign currency translation adjustment:
Net cumulative foreign currency translation adjustment	(41)	119	359
(Provision for) benefit from income taxes related to items of other comprehensive income	(567)	8,018	4,158

Other comprehensive income, net of tax	1,040	(15,000)	(7,280)

Comprehensive income	$ 43,274	$ 31,298	$ 48,398

(1)Includes affiliated party transactions (Note 8)

The accompanying notes are an integral part of the consolidated financial statements.

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A Wholly-Owned Subsidiary of FMR Corp.)
CONSOLIDATED STATEMENTS OF STOCKHOLDER'S EQUITY
(in thousands) for the years ended December 31, 2006, 2005 and 2004

	Common Stock	Additional Paid-In Capital	Accumulated Other Comprehensive Income	Retained Earnings	Total Stockholder's Equity

Balance at December 31, 2003	$ 3,000	$ 68,048	$ 20,061	$ 441,061	$ 532,170

Comprehensive income:
Net income	--	--	--	55,678	55,678
Other comprehensive income	--	--	(7,280)	--	(7,280)

Balance at December 31, 2004	3,000	68,048	12,781	496,739	580,568

Comprehensive income:
Net income	--	--	--	46,298	46,298
Other comprehensive income	--	--	(15,000)	--	(15,000)

Balance at December 31, 2005	3,000	68,048	(2,219)	543,037	611,866

Comprehensive income:
Net income	--	--	--	42,234	42,234
Other comprehensive income	--	--	1,040	--	1,040

Balance at December 31, 2006	$ 3,000	$ 68,048	$ (1,179)	$ 585,271	$ 655,140

The accompanying notes are an integral part of the consolidated financial statements.

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A Wholly-Owned Subsidiary of FMR Corp.)
CONSOLIDATED STATEMENTS OF CASH FLOWS
(in thousands) for the years ended December 31, 2006, 2005 and 2004
	2006	2005	2004
Cash flows from operating activities:
Net income	$ 42,234	$ 46,298	$ 55,678
Adjustments to reconcile net income to net cash provided by operating activities:
Amortization and depreciation	4,265	6,317	8,264
Net realized investment losses (gains)	1,123	(6,004)	(3,447)
Cumulative effect of change in accounting principle	--	--	(868)
(Benefit) provision for deferred taxes	(2,344)	681	904
Changes in assets and liabilities:
Change in deferred policy acquisition costs, net of amortization	(1,813)	2,656	1,121
Accrued investment income	271	3,204	(325)
Future contract and policy benefits, net	380,487	234,513	229,510
Reinsurance deposit and receivables	(316,734)	(154,610)	(188,071)
Payable to parent and affiliates, net	1,012	590	2,108
Income taxes	5,895	(6,511)	(6,189)
Other assets and other liabilities, net	714	(1,230)	(603)

Net cash provided by operating activities	113,682	125,904	98,082

Cash flows from investing activities:
Purchase of debt securities	(229,261)	(785,769)	(212,589)
Purchase of equity securities	(116)	(926)	(598)
Purchase of restricted cash equivalent	(27,312)	(33,120)	(20,128)
Proceeds from sales of debt securities	152,949	714,128	176,637
Proceeds from maturities of debt securities	78,252	39,039	22,905
Proceeds from sales of equity securities	561	891	--
Proceeds from maturities of restricted cash equivalent	27,156	33,099	16,381
Proceeds from sale of branch operations	1,244	--	--
Trades payable	946	1	12
Trades receivable	(7)	--	--
Change in policy loans	(3)	36	157
Capital expenditures	(10,925)	(466)	(805)

Net cash used for investing activities	(6,516)	(33,087)	(18,028)

Cash flows from financing activities:
Cash overdraft	7,447	--	--
Deposits credited to variable annuity contracts	1,363,780	588,421	443,574
Deposits credited to fixed annuity contracts	91,564	47,121	57,888
Net transfers (to) from separate accounts	(324,244)	476,805	581,052
Withdrawals from variable annuity contracts	(1,114,335)	(1,113,373)	(1,056,329)
Withdrawals from fixed annuity contracts	(127,099)	(100,977)	(84,551)

Net cash used for financing activities	(102,887)	(102,003)	(58,366)

Effect of foreign exchange rate changes on cash	(136)	(106)	(12)

Net increase (decrease) in cash and cash equivalents	4,143	(9,292)	21,676

Cash and cash equivalents:
Beginning of year	17,596	26,888	5,212
End of year	$ 21,739	$ 17,596	$ 26,888
Supplemental disclosure of cash flow information for non-cash transactions (Note 4):
Charitable donation of debt securities at fair value	$ --	$ 7,201	$ --

The accompanying notes are an integral part of the consolidated financial statements.

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF FMR CORP.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1. ORGANIZATION AND NATURE OF OPERATIONS:

The consolidated financial statements include the accounts of Fidelity Investments Life Insurance Company ("FILI"), a Utah domiciled insurance company, and Empire Fidelity Investments Life Insurance Company ("EFILI"), FILI's wholly-owned insurance company subsidiary operating exclusively in the State of New York (collectively, the "Company"). FILI is a wholly owned subsidiary of FMR Corp. All intercompany transactions have been eliminated in consolidation.

The Company issues variable deferred and immediate annuity contracts and variable life policies and is licensed in all states in the United States of America and the District of Columbia. Amounts invested in the fixed option of the contracts are allocated to the general account of the Company. Amounts invested in the variable option of the contracts are allocated to the Variable Annuity Accounts, which are separate accounts of the Company. Amounts invested in the variable life policies are allocated to the Variable Life Accounts, which are also separate accounts of the Company. The assets of the Variable Annuity Accounts are invested in certain portfolios of the Fidelity Variable Insurance Products Funds, the Fidelity Variable Insurance Product Funds (Investor Class), the Universal Institutional Funds, the Old Mutual Insurance Series Funds, the Wells Fargo Advantage Variable Trust Funds, the Credit Suisse Trust, and the Lazard Retirement Series, Inc. The assets of the Variable Life Accounts are invested in certain portfolios of the Fidelity Variable Insurance Product Funds, the Universal Institutional Funds, the Credit Suisse Trust, and the Lazard Retirement Series, Inc. Separate account assets are reported at the net asset value of such portfolios. Effective January 2, 2004 and January 9, 2004, FILI and EFILI closed the Old Mutual Insurance Series Funds and the Wells Fargo Advantage Variable Trust Funds, respectively, to new money.

In 2004, FILI became licensed to issue group annuity contracts in all provinces of Canada. Amounts invested in these contracts are allocated to certain portfolios of the Segregated Funds Accounts, which are separate accounts of the Company. The invested assets are reported at the net asset value of such portfolios. In 2006, the Company sold the net assets and liabilities attributable to these contracts to an affiliate, Fidelity Investments Insurance Company of Canada, for approximately $1,200,000. The sale was conducted at fair value which approximated its financial statements carrying value and resulted in no gain or loss to the Company.

The Company offers a term life insurance product with level premium paying periods of five, ten, fifteen and twenty years and a fixed immediate annuity product with guaranteed income for life or period certain. The Company offers a variable universal life insurance product. Amounts invested in the variable universal life policies are allocated to the Variable Life Accounts.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES:

BASIS OF PRESENTATION

The accompanying consolidated financial statements of the Company have been prepared on the basis of accounting principles generally accepted in the United States of America ("GAAP").

The preparation of the consolidated financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the related amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Investments

Investments in debt and equity securities are classified as available-for-sale and are reported at fair value. Fair values are derived from external market quotations. Debt and equity securities that experience declines in fair value that are other than temporary are considered impaired and are written down to fair value with a corresponding charge to net income. Factors considered in evaluating whether a decline in fair value is other than temporary are whether the decline is substantial, the duration in which the market value has been less than cost, the Company's ability and intent to retain the investment for a period of time sufficient to allow for the anticipated recovery in value, and the financial condition and near-term prospects of the issuer. Unrealized gains or losses on debt and equity securities are reported as a component of other comprehensive income, net of income taxes. The discount or premium on debt securities, excluding loan-backed bonds and structured securities, is amortized using the effective interest method. Such amortization is included in investment income. Prepayment assumptions for loan-backed and structured securities were obtained from broker-dealer survey values. Amortization of loan-backed bonds and structured securities includes anticipated prepayments over the estimated economic life of the security. When actual prepayments differ significantly from anticipated prepayments, the effective yield is recalculated to reflect actual payments to date and anticipated future payments and any resulting adjustment is included in investment income.

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF FMR CORP.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED):

Investment income is recognized on the accrual basis. Debt securities that are delinquent are placed on a non-accrual status, and thereafter interest income is recognized only when cash payments are received. Realized gains or losses on investments sold are determined by the specific identification method.

The Company's interests in the Segregated Funds are accounted for as equity securities based on the characteristics and features of the underlying mutual fund investments in the Segregated Funds Accounts. The Company's interests are reported at fair value based on the net asset value of such underlying mutual fund portfolios. Unrealized gains or losses are reported as a component of other comprehensive income.

Cash and Cash Equivalents

The Company considers all highly liquid instruments purchased with an original maturity date of three months or less to be cash equivalents. Cash and cash equivalents are comprised of amounts in demand deposit accounts, money market mutual funds, and a Canadian treasury bill and are reported at fair value which approximates cost. At December 31, 2006 and 2005, the Company recorded $4,455,000 and $4,270,000, respectively in a Canadian Treasury Bill. These funds are required to be vested in trust under the applicable laws and regulations for a foreign company operating a branch in Canada and are classified as restricted cash equivalents. Money market mutual funds used to hold cash prior to reinvestment and to meet operating cash requirements were $20,481,000 and $16,938,000 at December 31, 2006 and 2005, respectively.

Separate Accounts

Separate account assets represent funds held for the exclusive benefit of variable annuity and variable life insurance contractholders and are reported at fair value. Since the contractholders receive the full benefit and bear the full risk of the separate account investments, which are comprised of mutual funds, the income and realized and unrealized gains and losses from such investments are offset by an increase or decrease in the amount of liabilities related to the separate account.

Revenue Recognition

Fees charged to contractholders include mortality and expense risk, and administrative charges for variable annuity and life contractholders and also include the cost of providing insurance protection for variable life contractholders. Fund administration fees represent administrative fees charged to investment managers. Fees charged to contractholders and fund administration fees are recognized ratably throughout the year as a percentage of the related separate account assets. Premiums for term life insurance products are recognized as revenues over the premium-paying period. Interest accretion on the reinsurance deposit related to the fixed income annuity product and the fixed portion of the variable income annuity product is recognized over the remaining term of the underlying contracts.

Future Contract and Policy Benefits

Future contract and policy benefits include liabilities for the fixed portion of the variable annuity products, the guaranteed minimum death benefit ("GMDB") feature (see Note 3 - Statement of Position 03-01) on the Variable Annuity Product, the life contingent fixed income annuity product and life products. Such liabilities are established in amounts adequate to meet the estimated future obligations of policies in force, taking into consideration the future term-life premiums and GMDB assessments.

Future contract benefits for the variable and fixed annuity products are computed using interest rates ranging from 1% to 8% and estimates for mortality. The liabilities for future policy benefits for traditional life insurance products are computed using the net level premium reserve method and are based upon estimates as to future investment yield, mortality and withdrawals that include provisions for adverse deviation.

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF FMR CORP.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED):

Contractholder Deposit Funds

Contractholder deposit funds consist of annuity deposits received from customers for the fixed income annuity product with no life contingencies and for policies issued in 2003 and prior, the fixed portion of the variable income annuity product with insignificant amounts of life contingent benefits. Liabilities are equal to the accumulated policy values, which consists of an accumulation of deposit payments plus credited interest, less withdrawals and amounts assessed through the end of the period.

Reinsurance Deposit and Receivables

The Company reinsures certain of its life insurance and annuity product risk with other companies. As a result, when the Company records liabilities that are subject to reinsurance, reinsurance deposits and receivables are recorded. The Company remains contingently liable for claims reinsured. The Company evaluates the financial condition of its reinsurers and monitors concentrations of credit risk arising from similar activities or economic characteristics of the reinsurers to minimize its exposure to significant losses from reinsurer insolvencies.

Deferred Policy Acquisition Costs

Costs that vary with and are primarily associated with acquiring new and renewal business have been deferred. The costs consist principally of first-year commissions paid to Fidelity Insurance Agency, Inc ("FIA") in accordance with contractual agreements as described in Note 8 - "Affiliated Company Transactions", and certain insurance expenses for traditional life policy issuance and underwriting. These deferred policy acquisition costs ("DAC") are amortized over the lifetime of the policy generally estimated as the level term period for the term insurance product, a 20-year period for the deferred annuity product, and a 30-year period for the variable immediate annuity product.

The amortization process requires the use of various assumptions, estimates and judgment about the future. The primary assumptions are expenses, investment performance, mortality, and contract cancellations (i.e. lapses, withdrawals and surrenders). These assumptions are reviewed on a regular basis and are generally based on the Company's past experience, industry studies, and judgments about the future. Finally, analyses are performed periodically to assess whether there are sufficient gross margin or gross profits to amortize the remaining DAC balances.

A significant assumption for the projection of estimated gross profits is the investment return on Separate Account fund balances. The Company assumes a long term return of 9% before fund expenses and other charges. The Company also applies a "Reversion to the Mean" assumption in setting the projected return for the next seven years. The projected return is developed such that the combination of actual and projected return equals the long term return. The Company limits the projected return to no greater than 13% (before fund expenses and other charges) and no less than approximately 5% (before fund expenses and other charges).

DAC for certain products is adjusted for the impact of unrealized gains and losses on investments as if the gains and losses have been realized with a corresponding credit or charge to accumulated other comprehensive income, net of income taxes.

Property and Equipment

Property, equipment, leasehold improvements and computer software are stated at cost less accumulated depreciation or amortization. Depreciation or amortization is provided using the straight-line method over the estimated useful lives of the assets ranging from 3 years to 10 years.

Software includes certain costs incurred for purchasing and developing software for internal use and is amortized over estimated useful lives, generally three years.

The Company accounts for certain capitalized software under the provisions of Statement of Position 98-1, "Accounting for Computer Software Developed or Obtained for Internal Use", which requires certain costs incurred in connection with developing or obtaining internal use software to be capitalized. Unamortized capitalized software development costs under SOP 98-1 of $10,925,000 and $0 are recorded in property and equipment in the balance sheets as of December 31, 2006 and 2005, respectively.

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF FMR CORP.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED):

Income Taxes

The Company files a consolidated federal income tax return with its subsidiary, EFILI. Under a tax sharing agreement, each company is charged or credited its share of taxes as determined on a separate company basis. Tax benefits are credited with respect to taxable losses to the extent such losses are utilized by the consolidated group. Intercompany tax balances are settled within 30 days of the actual tax payment.

The liability method is used in accounting for income taxes. Under this method, deferred tax assets and liabilities are determined based on differences between financial reporting and tax bases of assets and liabilities and are measured using the current enacted tax rates.

Foreign Currency Translation

The results of operations for the Company's branch denominated in Canadian dollars are translated into U.S. dollars using average exchange rates during the period; assets and liabilities are translated using exchange rates at the end of each period. Translation gains and losses are included in the consolidated statements of income and comprehensive income as a component of accumulated other comprehensive income.

Adoption of New Accounting Pronouncements

In September 2005, the American Institute of Certified Public Accountants issued Statement of Position 05-1, "Accounting by Insurance Enterprises for Deferred Acquisition Costs ("DAC") in Connection with Modifications or Exchanges of Insurance Contracts" ("SOP 05-1"). SOP 05-1 provides guidance on accounting by insurance enterprises for DAC on internal replacements of insurance and investment contracts. An internal replacement is a modification in product benefits, features, rights or coverages that occurs by the exchange of a contract for a new contract, or by amendment, endorsement, or rider to a contract, or by the election of a feature or coverage within a contract. Modifications that result in a replacement contract that is substantially changed from the replaced contract should be accounted for as an extinguishment of the replaced contract. Unamortized DAC, unearned revenue liabilities and deferred sales inducements from the replaced contract must be written-off. Modifications that result in a contract that is substantially unchanged from the replaced contract should be accounted for as a continuation of the replaced contract. SOP 05-1 is effective for internal replacements occurring in fiscal years beginning after December 15, 2006, with earlier adoption encouraged. Initial application of SOP 05-1 should be as of the beginning of the entity's fiscal year.

The Company elected early adoption of SOP 05-1 effective January 1, 2005. The Company defines an internal replacement as a modification in product benefits, features, rights or coverages that occurs by the exchange of a contract, by amendment, endorsement or rider to the contract. Contract modifications resulting in a replacement contract that is substantially changed from the replaced contract is accounted for as an extinguishment of the replaced contract and any unamortized deferred acquisition costs are written off. Adoption of this statement had no impact on the Company's financial statements as of January 1, 2005.

In May 2005, the Financial Accounting Standards Board ("FASB") issued Statements on Financial Accounting Standards ("SFAS") No. 154, "Accounting Changes and Error Corrections - a replacement of APB Opinion No. 20 and FASB Statement No. 3" ("SFAS No. 154"). SFAS No. 154 requires the retrospective application of changes in accounting principles to prior period's financial statements. This Statement applies to all voluntary changes in accounting principles made after December 15, 2005, and for the limited instance when a new accounting pronouncement does not provide transition provisions. Adoption of the statement had no impact on the Company's financial statements.

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF FMR CORP.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED):

In July 2003, the American Institute of Certified Public Accountants issued Statement of Position 03-01, "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts" ("SOP 03-01"). SOP 03-01 provides guidance on accounting and reporting by insurance enterprises for certain nontraditional long-duration contracts and separate account assets and liabilities and a company's interest in such separate accounts. Reporting and measuring the Company's interest in its separate accounts as general account assets is based on the insurer's proportionate beneficial interest in the separate account's underlying assets. SOP 03-01 is effective for fiscal years beginning after December 15, 2003. The SOP requires the establishment of a liability for contracts that contain death or other insurance benefits using a specified reserve methodology that is different from the methodology that the Company had previously used. The Company adopted SOP 03-01 as of January 1, 2004 and recorded a cumulative effect of a change in accounting principle of $1,341,000 before taxes, in the consolidated statements of income and comprehensive income.

In March 2004, the FASB's Emerging Issues Task Force reached a consensus regarding the application of guidance for the evaluation of whether an investment is other than temporarily impaired under the requirements of EITF Issue No. 03-1, "The Meaning of Other-Than-Temporary Impairment and its Applications to Certain Investments" ("EITF No. 03-1"). During September 2004, the FASB delayed the effective date for the measurement and recognition guidance under EITF No. 03-1. However, the disclosure requirements, which were effective for fiscal years ending after December 15, 2003, were not deferred. During 2005, the FASB further modified the guidance by issuing FSP No. 115/124-1, "Accounting for Certain Investments in Debt and Equity Securities," effective for other than temporary impairments adopted for periods beginning after December 15, 2005. EITF No. 03-1 describes certain quantitative and qualitative disclosures that are required for marketable equity securities covered by Statement No. 115, "Accounting for Certain Investments in Debt and Equity Securities" including the aggregate amount of unrealized losses and the aggregate related fair value of investments with unrealized losses, by investment type, as well as the nature of the investment(s), cause of impairment, number of positions held, severity and duration of the impairment. The Company implemented the disclosures required by EITF No. 03-1 beginning with the year ended December 31, 2003.

Future Adoption of New Accounting Pronouncements

In February 2007, FASB issued SFAS No. 159, "The Fair Value Option for Financial Assets and Financial Liabilities" ("SFAS No. 159"). This statement provides an option to report selected financial assets and liabilities, including rights and obligations under certain insurance contracts that are not financial instruments, at fair value. Under SFAS No. 159, companies shall report unrealized gain and losses on items for which the fair value option is elected in net income. The fair value option may be applied instrument by instrument, is irrevocable, and is applied to the entire instrument. SFAS No. 159 will be effective for fiscal years after November 15, 2007. The effect of the first reimbursement to fair value is recorded as a cumulative effect adjustment to the opening balance of retained earnings. The Company is currently considering whether it will adopt the fair value option for any of its assets or liabilities.

In September 2006, FASB issued SFAS No. 157, "Fair Value Measurements" ("SFAS No. 157"). This statement defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. The statement establishes a fair value hierarchy that prioritizes the input to valuation techniques used to measure fair value. Qualitative and quantitative disclosures will focus on the input used to measure fair value. SFAS No. 157 is effective for fiscal years beginning after November 15, 2007. The Company is currently assessing the impact SFAS No. 157 will have on its financial statements.

In July 2006, FASB issued FASB Interpretation ("FIN") No. 48, "Accounting for Uncertainty in Income Taxes" ("FIN No. 48"). This guidance clarifies what criteria must be met prior to recognition of the financial statement benefit of a position taken in a tax return. Companies can recognize the benefit of uncertain tax positions only when the position is "more likely than not" to be sustained by tax authorities. This guidance is effective for fiscal years beginning January 1, 2007. The adoption of this interpretation is not expected to have a material impact on the Company's financial statements.

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF FMR CORP.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED):

On February 16, 2006, the FASB issued SFAS No. 155, "Accounting for Certain Hybrid Financial Instruments - an amendment of FASB Statements No. 133 and 140" ("SFAS 155"), which amends SFAS No. 133, Accounting for Derivative Instruments and Hedging Activities ("SFAS 133") and SFAS No. 140 "Accounting for transfers and servicing of financial assets and extinguishments of liabilities" ("SFAS 140") . SFAS 155 (1) permits fair value remeasurement for any hybrid financial instrument that contains an embedded derivative that otherwise would require bifurcation, (2) clarifies which interest-only and principal-only strips are not subject to the requirements of SFAS 133, (3) establishes a requirement to evaluate interests in securitized financial assets to identify interests that are freestanding derivatives or that are hybrid financial instruments that contain an embedded derivative requiring bifurcation, (4) clarifies that concentrations of credit risk in the form of subordination are not embedded derivatives, and (5) amends SFAS 140 to eliminate the prohibition on a qualifying special-purpose entity from holding a derivative financial instrument that pertains to a beneficial interest other than another derivative financial instrument. This Statement is effective for all financial instruments acquired or issued after the beginning of an entity's fiscal year that begins after September 15, 2006. At adoption, the fair value election may also be applied to hybrid financial instruments that have been bifurcated under SFAS 133 prior to adoption of this Statement. Any changes resulting from the adoption of this Statement should be recognized as a cumulative effect adjustment to beginning retained earnings. The Company is currently assessing the impact SFAS No. 155 will have on its financial statements.

Reclassifications

Certain prior year balances have been reclassified to conform to the current year presentation.

3. ADOPTION OF STATEMENT OF POSITION 03-01:

Effective January 1, 2004, the Company adopted SOP 03-01 (see Note 2 - New Accounting Pronouncements) and recorded a cumulative effect of a change in accounting principle of $868,000, net of income taxes. In 2003 and prior, the Company carried a GMDB reserve. Upon adoption, the Company reduced its GMDB reserve as SOP 03-01 required the use of a specified reserve methodology which is different from the methodology previously used by the Company.

The following illustrates the components of the benefit (in thousands):

Decrease in guaranteed minimum death benefit liability	$ 1,314
Change in deferred acquisition costs	27
1,341
Provision for income taxes	(473)

Cumulative effect of change in accounting principle	$ 868

Guaranteed Minimum Death Benefits

The Company has variable annuity contracts with a GMDB feature. The GMDB feature provides annuity contract holders with a default guarantee that the benefit received at death will be no less than a prescribed minimum amount. Upon death of the annuitant prior to age 85, the death benefit is the greater of the contract value and total premiums, adjusted for withdrawals. For an additional charge, the death benefit is the greater of the default guaranteed death benefit and the highest contract value as of any prior anniversary, prior to age 80, adjusted for any additional payments or withdrawals. The optional rider is no longer offered to new customers, effective January 1, 2003. If the GMDB is higher than the current account value at the time of death, the Company incurs a cost equal to the difference. The Company's current variable annuity contract does not offer a GMDB feature.

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF FMR CORP.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

3. ADOPTION OF STATEMENT OF POSITION 03-01 (CONTINUED):

The following summarizes the liability for GMDB contracts reflected in the general account in thousands:

	2006	2005
Beginning balance	$ 7,711	$ 10,279
Unlocking of benefit ratio	(719)	(2,149)
Interest on reserve	507	540
Claims paid	(3,875)	(4,211)
Accrual of benefit ratio	3,143	3,252

Ending balance	$ 6,767	$ 7,711

The reinsurance recoverables associated with GMDB were $6,191,000 and $6,983,000 at December 31, 2006 and 2005, respectively.

The following information relates to the reserving methodology and assumptions for developing the GMDB policy benefit liability, which the Company began utilizing upon adoption of SOP 03-01.

  The projection model uses 100 pairs of stochastically generated market return scenarios for equity and bond returns.
  The mean investment performance assumptions, prior to the consideration of mortality and expense fees, vary from 3.8-11% depending on the underlying fund type.
  The DAC model employs a mean reversion algorithm that looks back to the later of the original issue date or 1997 and compares historical fund returns to the Company's long term estimate.
  The volatility assumption is 20% for equity funds; 8.7% for bond funds; and 0% for money market funds.
  The mortality assumption is 65% of the 1994 Variable Annuity MGDB Mortality Table.
  The base lapse rate and partial withdrawal assumptions vary from 2-7% and 1-3%, respectively, depending on contract type and policy duration.
  The lapse rates for calendar years 2006 and later include additional lapses for actual and anticipated exchanges to a newer deferred variable annuity product. Based on actual expenses, the additional lapses for future anticipated exchanges are 6% for calendar year 2007, 3% for calendar year 2008 and 2% for all years thereafter.
  The discount rate is 6.83%.

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF FMR CORP.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

3. ADOPTION OF STATEMENT OF POSITION 03-01 (CONTINUED):

The table below represents the account value, net amount at risk and average attained age of underlying contract holders for guarantees in the event of death as of December 31, 2006 and December 31, 2005. The net amount at risk is the death benefit coverage in force or the amount that the Company would have to pay if all contractholders had died as of the specified date, and represents the excess of the guaranteed benefit over the fair value of the underlying investments.

	Years Ended December 31,
	2006	2005
(in thousands, except for contractholder data)

Net deposits paid
Account value	$ 9,161,131	$ 9,736,865
Net amount at risk	$ 329,177	$ 441,038
Average attained age of contractholders	63	63
Ratchet (highest historical account value at specified anniversary dates)
Account value	$ 536,589	$ 546,821
Net amount at risk	$ 77,834	$ 107,720
Average attained age of contractholders	68	67

4. INVESTMENTS:

The components of net investment income were as follows:

	Years Ended December 31,
	2006	2005	2004
	(in thousands)
Debt securities	$ 34,942	$ 32,537	$ 32,997
Cash and cash equivalents	2,151	2,685	491
Other Income	--	2	89
Total investment income	37,093	35,224	33,577
Less: Investment expenses	2,783	2,751	2,520
Net Investment Income	$ 34,310	$ 32,473	$ 31,057

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF FMR CORP.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

4. INVESTMENTS (CONTINUED):

Gross realized gains and losses from the voluntary sales of debt and equity securities were as follows:

Years Ended December 31,
	2006	2005	2004
(in thousands)
Debt securities
Gross realized gains	$ 209	$ 9,694	$ 4,075
Gross realized losses	$ 1,380	$ 3,779	$ 628
Equity securities
Gross realized gains	$ 48	$ 89	$ --
Gross realized losses	$ --	$ --	$ --

There were no realized investment losses as a result of other than temporary impairments for 2006, 2005 and 2004, respectively. There were no debt securities that were non-income producing for 2006, 2005 and 2004, respectively. There was no interest foregone by non-income producing securities for 2006, 2005 and 2004, respectively.

Net unrealized investment gains (losses) on available-for-sale securities carried at fair value, and the related impact on DAC, deferred income taxes and foreign exchange as of December 31, were as follows:

	December 31,
	2006	2005	2004
	(in thousands)
Debt securities	$ (2,447)	$ (4,224)	$ 19,411
Equity securities	--	54	23
DAC	100	223	(243)
Foreign exchange	481	481	359
Deferred income tax benefit (expense)	687	1,247	(6,769)
	$ (1,179)	$ (2,219)	$ 12,781

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF FMR CORP.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

4. INVESTMENTS (CONTINUED):

Debt securities that have been in a continuous unrealized loss position as of December 31, 2006 and 2005, respectively were as follows:

	2006
	Gross Unrealized Losses	Fair Value	Number of Securities
	(in thousands)
Investment grade debt securities:
0-12 months	$ (496)	$ 108,230	156
Greater than 12 months	(5,213)	331,138	311
	$ (5,709)	$ 439,368	467

Below investment grade debt securities:
0-12 months	$ (67)	$ 4,444	43
Greater than 12 months	(339)	13,157	40
	$ (406)	$ 17,601	83
	2005
	Gross Unrealized Losses	Fair Value	Number of Securities
	(in thousands)
Investment grade debt securities:
0-12 months	$ (4,942)	$ 376,046	398
Greater than 12 months	(2,178)	78,631	60
	$ (7,120)	$ 454,677	458

Below investment grade debt securities:
0-12 months	$ (371)	$ 15,802	99
Greater than 12 months	(25)	838	11
	$ (396)	$ 16,640	110

The Company evaluates declines in fair values below cost for its investments. Based on the Company's review of the issuers' continued compliance with the securities' obligations in accordance with their contractual terms, management's intent and ability to hold these securities for a period of time sufficient to allow for any anticipated recovery in market value, as well as the evaluation of the fundamentals of the issuers' financial condition and other objective evidence, the Company believes that declines in the fair value of the securities above were temporary as of December 31, 2006 and 2005. The majority of the securities are investment grade fixed maturities priced at or greater than 90% of amortized cost at December 31, 2006. The decline in market value was primarily the result of an increase in interest rates from the securities purchase date.

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF FMR CORP.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

4. INVESTMENTS (CONTINUED):

The amortized cost and fair value of debt securities, by type of issuer, and equity securities were as follows:

	December 31, 2006
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
	(in thousands)
Debt securities:
U.S. Treasury and other U.S.
Government corporations and agency securities	$ 102,626	$ 972	$ (681)	$ 102,917
Corporate debt securities	389,629	2,460	(4,109)	387,980
Mortgage backed securities	198,690	236	(1,325)	197,601

	$ 690,945	$ 3,668	$ (6,115)	$ 688,498
	December 31, 2005
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
	(in thousands)
Debt securities:
U.S. Treasury and other U.S.
Government corporations and agency securities	$ 59,231	$ 5	$ (820)	$ 58,416
Corporate debt securities	479,168	3,233	(5,586)	476,815
Mortgage backed securities	158,966	54	(1,110)	157,910

	$ 697,365	$ 3,292	$ (7,516)	$ 693,141

Equity securities:	$ 816	$ 56	$ (2)	$ 870

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF FMR CORP.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

4. INVESTMENTS (CONTINUED):

The amortized cost and fair value of debt securities at December 31, 2006, by contractual maturity are shown below. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

	Amortized Cost	Fair Value
	(in thousands)
Due in 1 year or less	$ 75,115	$ 74,903
Due after 1 year through 5 years	254,581	252,938
Due after 5 year through 10 years	120,223	120,810
Due after 10 years	42,336	42,246
Mortgage backed securities	198,690	197,601
	$ 690,945	$ 688,498

At December 31, 2006 and 2005, there were no contractual investment commitments. There are no significant concentrations of debt securities by issuer or by industry, other than U.S. Government corporations and agency securities.

At December 31, 2006, the amortized cost and fair value of securities on deposit with various state and governmental authorities was $2,581,000 and $2,602,000 respectively. At December 31, 2005, the amortized cost and fair value of securities on deposit with various state and governmental authorities was $2,713,000 and $2,724,000, respectively.

During 2006 and 2005, the Company donated debt securities to a qualified charitable organization at fair value of $0 and $7,201,000, respectively. This is recorded as other expenses in the consolidated statements of income and comprehensive income.

5. FAIR VALUE OF FINANCIAL INSTRUMENTS:

Statement of Financial Accounting Standards No. 107, "Disclosures about Fair Value of Financial Instruments," requires disclosure of fair value information about certain financial instruments (insurance contracts, real estate, goodwill and taxes are excluded) for which it is practicable to estimate such values, whether or not these instruments are included in the balance sheet. The fair values presented for certain financial instruments are estimates, which, in many cases, may differ from the amounts which could be realized upon immediate liquidation.

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF FMR CORP.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

5. FAIR VALUE OF FINANCIAL INSTRUMENTS (CONTINUED):

The estimated carrying values and fair values of the financial instruments were as follows:

	2006		2005
	Carrying Value	Fair Value	Carrying Value	Fair Value
	(in thousands)

Financial Assets:
Debt securities (Note 2)	$ 688,498	$ 688,498	$ 693,141	$ 693,141
Equity securities (Note 2)	--	--	870	870
Policy loans	3	3	--	--
Cash and cash equivalents (Note 2)	26,194	26,194	21,866	21,866
Reinsurance deposit and receivables	1,529,273	1,557,081	1,212,539	1,245,278
Separate account assets	14,158,750	14,158,750	12,664,867	12,664,867

	$ 16,402,718	$ 16,430,526	$ 14,593,283	$ 14,626,022

Financial Liabilities:
Cash overdraft	$ 7,447	$ 7,447	$ --	$ --
Future contract and policy benefits	779,340	779,342	531,627	531,543
Contractholder deposit funds	894,759	922,540	872,324	905,063
Separate account liabilities	14,158,750	14,158,750	12,664,867	12,664,867

	$ 15,840,296	$ 15,868,079	$ 14,068,818	$ 14,101,473

The following methods and assumptions were used to estimate the fair value of each class of financial instruments:

Reinsurance Deposit and Receivables

Fair values for the Company's reinsurance deposits for the fixed portion of the variable annuities in payout and the fixed immediate annuity contracts are estimated using discounted cash flow calculations based on expected current offering interest rates versus contract rates.

Future Contract and Policy Benefits and Contractholder Deposit Funds

Fair values for the Company's liabilities for the fixed portion of the variable annuities in payout and the fixed immediate annuity contracts are estimated using discounted cash flow calculations based on expected current offering interest rates versus contract rates.

Separate Accounts

Assets held in separate accounts are reported in the accompanying consolidated balance sheets at fair value. The related liabilities are also reported at fair value in amounts equal to the separate account assets.

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF FMR CORP.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

5. FAIR VALUE OF FINANCIAL INSTRUMENTS (CONTINUED):

Policy Loans

Policy loans are carried at outstanding principal balances, not in excess of policy cash surrender value. These loans are an integral part of the insurance products and have no maturity dates. Consequently, the outstanding principal balance is considered to be a reasonable estimate of the fair value of policy loans.

6. INCOME TAXES:

The components of the provision for income taxes attributable to operations were as follows:

	Years Ended December 31,
	2006	2005	2004
	(in thousands)
Current:
Federal	$ 14,082	$ 9,558	$ 15,427
State	455	495	451
	14,537	10,053	15,878
Deferred:
Federal	(2,122)	686	983
State	(222)	(5)	(79)
	(2,344)	681	904
Provision for income taxes	$ 12,193	$ 10,734	$ 16,782

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Life insurance corporations in New York remain subject to the franchise tax. However, for tax years beginning on or after January 1, 2003, in no event may the franchise tax on life insurance corporations, computed prior to the application of tax credits, be less than 1.5% of premiums or more than 2.0% of premiums. Accordingly, state deferred taxes are no longer recorded for EFILI, as EFILI believes that the reversal of temporary differences will have no impact on the state income tax that EFILI will pay in the future. State deferred taxes are recorded for FILI for the impact of its reversing temporary differences on its future state income tax liability.

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF FMR CORP.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

6. INCOME TAXES (CONTINUED):

Significant components of the Company's net deferred tax asset were as follows:

	December 31,
	2006	2005
	(in thousands)
Deferred income tax assets:
Deferred policy acquisition costs	$ 10,056	$ 8,612
Contractholder reserves	19,627	17,100
Deferred revenue	8,220	6,720
Unrealized losses on available-for-sale securities	875	1,325
Capitalized software	(3,824)	0
Other, net	638	57

Net deferred tax asset	$ 35,592	$ 33,814

Management believes that the Company's future income will be sufficient to realize the net deferred tax asset.

The statute of limitations on the Company's federal income tax returns is open for the taxable years ended December 31, 2004 and thereafter. In management's opinion, adequate tax liabilities have been established for all open years.

Income taxes were 22.4%, 18.8% and 23.4% of pretax earnings in 2006, 2005 and 2004, respectively. The effective tax rates differed from the federal statutory income tax rate of 35% primarily due to dividends received deductions, foreign tax credits and state taxes.

FILI paid federal and state income taxes of $8,642,000, $16,565,000 and $22,067,000 in 2006, 2005 and 2004, respectively. Intercompany tax balances are settled within 30 days of the actual tax payments.

7. STOCKHOLDER'S EQUITY AND DIVIDEND RESTRICTIONS:

Generally, the net assets of the Company available for transfer to FMR Corp. are limited to the excess of FILI's net assets, as determined in accordance with statutory accounting practices, over minimum statutory capital requirements; however, payments of such amounts as dividends may be subject to approval by regulatory authorities. Under the Insurance Code of the State of Utah, dividends to shareholders are limited to the lesser of the Company's net gain from operations for the year ended on the preceding December 31, or 10% of the Company's surplus held for policyholders as of the preceding December 31. No dividends have been paid or declared during 2006, 2005 and 2004, respectively.

The Company prepares its statutory financial statements in accordance with accounting practices prescribed or permitted by the applicable state insurance department which vary with GAAP in certain respects. Prescribed statutory accounting practices include publications of the National Association of Insurance Commissioners, as well as state laws, regulations and general administrative rules. The principal differences with GAAP are that statutory financial statements do not reflect DAC; deferred income taxes are limited; bonds are generally carried at amortized cost; insurance liabilities are presented net of reinsurance assets; a wholly-owned insurance subsidiary is reported at statutory equity and future policy benefit liabilities are estimated using different actuarial assumptions. The Company does not rely on the use of any permitted statutory accounting practices.

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF FMR CORP.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

7. STOCKHOLDER'S EQUITY AND DIVIDEND RESTRICTIONS (CONTINUED):

Net income and capital stock and surplus as determined in accordance with statutory accounting practices were as follows:

Years Ended December 31,
	2006	2005	2004
(in thousands)
FILI
Statutory net income	$ 43,269	$ 48,301	$ 56,446
Statutory surplus	$ 604,497	$ 566,312	$ 512,902
EFILI
Statutory net income	$ 4,238	$ 5,546	$ 5,735
Statutory surplus	$ 49,301	$ 46,063	$ 40,504

8. AFFILIATED COMPANY TRANSACTIONS:

The Company's insurance contracts are distributed through Fidelity Brokerage Services LLC, FIA, and Fidelity Investments Institutional Services Company, Inc., all of which are affiliated with FMR Corp. FILI and EFILI have agreements with FIA under which FILI pays FIA renewal sales compensation of 0.10% of the annuity contract value each year. EFILI pays FIA sales compensation of 3% of annuity payments received for its variable deferred and immediate annuity contracts. The Company pays FIA 37.5% of term life insurance first-year premiums. The Company also pays FIA 2.5% of the annuity payments received for its fixed immediate annuity. The Company compensated FIA in the amount of $26,447,000, $18,267,000 and $17,582,000 in 2006, 2005 and 2004, respectively.

The Company has an administrative services agreement with FIA whereby the Company provides certain administrative and accounting functions. The Company received $5,761,000, $6,575,000 and $5,986,000 in 2006, 2005 and 2004, respectively, for such services. The reimbursements are accounted for as a direct reduction of the Company's expenses. Effective October 1, 2006, FILI entered into an agreement with Pyramis Global Advisors Trust Company ("Pyramis") to provide investment and managerial advice. The Company incurred charges of $224,000 in 2006 for such services. EFILI entered into a similar agreement in 2007. Previously, the Company had an investment management agreement with Fidelity Management Trust Company ("FMTC") to provide investment and managerial advice. The Company incurred charges of $898,000, $1,136,000 and $1,125,000 in 2006, 2005 and 2004, respectively, for such services.

The Company has an administrative services agreement with FMR Corp. and its subsidiaries whereby certain administrative and special services are provided for the Company. The expenses related to these agreeements were $27,182,000, $15,958,000 and $13,941,000 in 2006, 2005 and 2004, respectively, for such services.

FMR Corp. maintains a noncontributory trusteed defined benefit pension plan covering substantially all eligible Company employees. The benefits earned are based on years of service and the employees' compensation during the last five years of employment. FMR Corp.'s policy for the plan is to fund the maximum amount deductible for income tax purposes, and to charge each subsidiary for its share of such contributions. Pension costs of $1,032,000, $839,000 and $732,000 were charged to the Company in 2006, 2005 and 2004, respectively.

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF FMR CORP.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

8. AFFILIATED COMPANY TRANSACTIONS (CONTINUED):

FMR Corp. sponsors a trusteed Profit-Sharing Plan and a contributory 401(k) Thrift Plan covering substantially all eligible Company employees. Payments are made to the trustee by FMR Corp. annually for the Profit-Sharing Plan and monthly for the 401(k) Thrift Plan. FMR Corp.'s policy is to fund all costs accrued and to charge each subsidiary for its share of the cost. The cost charged to the Company for these plans amounted to $2,418,000, $2,000,000 and $1,856,000 in 2006, 2005 and 2004, respectively.

The Company participates in various FMR Corp. stock-based compensatory plans. The compensation is based on the change in the net asset value of FMR Corp. common stock, as defined. The aggregate expenses related to these plans charged to the Company were $4,350,000, $4,461,000 and $3,311,000 in 2006, 2005 and 2004, respectively.

9. UNDERWRITING, ACQUISITION AND INSURANCE EXPENSES:

Underwriting, acquisition and insurance expenses were as follows:

	Years Ended December 31,
	2006	2005	2004
	(in thousands)

Commissions, gross	$ 26,447	$ 18,267	$ 17,582
Compensation and benefits	28,417	27,714	23,694
Capitalization of deferred policy acquisition costs	(9,043)	(4,121)	(4,014)
Amortization of deferred policy acquisition costs	7,230	6,777	5,135
Rent expenses	3,431	2,195	2,689
Taxes, licenses and fees	2,842	2,190	1,033
General insurance expenses	39,637	30,068	22,370

	$ 98,961	$ 83,090	$ 68,489

Amortization of deferred policy acquisition costs is adjusted periodically as estimates of future gross profits are revised to reflect actual experience. In 2006, 2005 and 2004, the Company increased amortization by $1,594,000, $1,747,000 and $394,000 respectively, to reflect actual experience for investment performance, persistency and inflation assumptions. This adjustment has been reflected in amortization expense.

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF FMR CORP.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

10. REINSURANCE:

The Company retains a maximum coverage per individual life of $25,000 plus 30% of the excess over $25,000 with a maximum initial retention not to exceed $100,000 for its life insurance business. The Company reinsures certain guarantee provisions and mortality on its annuity contracts and portions of annuity income that are fixed. The Company reinsures substantially all of its GMDB provisions for business issued prior to July 1, 2003 with various reinsurers.

The Company has entered into 100% coinsurance agreements for its fixed guaranteed income annuity product and for the fixed portion of the variable income annuity product with two highly rated reinsurers (rated A or better by Moody's statistical rating agency at December 31, 2006). The Company is subject to concentration of risk with respect to these reinsurance agreements. The receivable from each reinsurer is accounted for as a deposit asset and is recorded in reinsurance deposit and receivables, while the liability related to the underlying annuity contracts is accounted for as a deposit liability and is recorded in contractholder deposit funds. Under these reinsurance agreements, the Company receives a front end ceding expense allowance of 2.5% of premiums and an annual allowance of a percentage of assets ranging from 0.12% to 0.60%. For new polices issued after May 1, 2006, the front end ceding expense is 2.8% and the annual allowance of a percentage of assets ranged from 0.12% to 0.30%. Revenue from the reinsurance agreements and benefit expense from the underlying annuity contracts is recognized over the lives of the underlying contracts.

Financial information related to the two coinsurance agreements for the years ended December 31 were as follows:

December 31,
	2006	2005
(in thousands)
Deposit assets:
Genworth Life Insurance Company and Genworth Life Insurance Company of New York	$ 992,237	$ 776,929
Principal Life Insurance Company	496,119	398,784

Reinsurance deposits	$ 1,488,356	$ 1,175,713

Contractholder deposit funds and future benefits	$ 1,511,436	$ 1,194,632

Interest on reinsurance deposit	$ 50,299	$ 47,579
Contract and policy benefits and expenses	$ 38,082	$ 37,649

The Company's deposit assets under the reinsurance agreements with Principal Life Insurance Company are partially held in a collateral account and with Genworth Life Insurance Company are partially secured by investments held in trust.

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF FMR CORP.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

10. REINSURANCE (CONTINUED):

Additional information on direct business written and reinsurance ceded for the years ended December 31, was as follows:

	Years Ended December 31,
	2006	2005	2004
	(in thousands)

Direct life premiums	$ 14,548	$ 13,640	$ 12,934
Reinsurance ceded	(7,026)	(7,184)	(5,976)
Net life premiums	$ 7,522	$ 6,456	$ 6,958

Direct contract and policy benefits	$ 222,136	$ 190,603	$ 172,508
Reinsurance ceded	(174,008)	(141,082)	(122,563)
Net contract and policy benefits	$ 48,128	$ 49,521	$ 49,945

11. COMMITMENTS AND CONTINGENCIES:

The Company is, from time to time, involved in various legal actions concerning policy benefits and certain other matters. Those actions are considered by the Company in estimating policy reserves and other liabilities. The Company believes that the resolution of those actions should not have a material adverse effect on stockholder's equity or net income.

Regulatory Matters

Under existing guaranty fund laws in all states, insurers licensed to do business in those states can be assessed for certain obligations of insolvent insurance companies to policyholders and claimants. The actual amount of such assessments will depend upon the final outcome of rehabilitation proceedings and will be paid over several years.

Fidelity® Investments

Variable Annuity Account I

Annual Report

December 31, 2006

(fidelity_logo_graphic)

This report and the financial statements contained herein are submitted for the general information of Fidelity Investments Life Insurance Company variable annuity owners. This report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Neither Fidelity Investments Life Insurance Company nor Fidelity Brokerage Services LLC is a bank, and neither the annuities nor mutual fund shares are backed or guaranteed by any bank or insured by the FDIC.

Fidelity Investments Variable Annuity Account I

Statements of Assets and Liabilities

December 31, 2006

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP - Money Market	VIP - Money Market Investor Class	VIP - High Income	VIP - High Income Investor Class	VIP - Equity-Income	VIP - Equity-Income Investor Class	VIP - Growth	VIP - Growth Investor Class
Assets:
Investments at market value	$ 815,895	$ 520,619	$ 234,547	$ 60,491	$ 1,168,856	$ 140,223	$ 715,865	$ 55,208
Receivable from FILI	0	0	0	0	0	0	0	0
Total Assets	815,895	520,619	234,547	60,491	1,168,856	140,223	715,865	55,208
Liabilities:
Payable to FILI	14	3	4	0	56	0	27	0
Total net assets	$ 815,881	$ 520,616	$ 234,543	$ 60,491	$ 1,168,800	$ 140,223	$ 715,838	$ 55,208
Net Assets:
Fidelity Retirement Reserves	$ 767,068	$ 0	$ 182,904	$ 0	$ 997,541	$ 0	$ 641,558	$ 0
Fidelity Income Advantage	48,813	0	51,639	0	171,259	0	74,280	0
Fidelity Personal Retirement	0	520,116	0	60,491	0	140,223	0	55,208
Fidelity Freedom Lifetime Income	0	500	0	0	0	0	0	0
Total net assets	$ 815,881	$ 520,616	$ 234,543	$ 60,491	$ 1,168,800	$ 140,223	$ 715,838	$ 55,208
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	37,398	-	5,809	-	14,489	-	10,575	-
Unit Value	$ 20.51	$ -	$ 31.49	$ -	$ 68.85	$ -	$ 60.67	$ -
Fidelity Income Advantage:
Units Outstanding	2,412	-	1,664	-	2,523	-	1,242	-
Unit Value	$ 20.20	$ -	$ 31.01	$ -	$ 67.80	$ -	$ 59.74	$ -
Fidelity Personal Retirement:
Units Outstanding	-	49,130	-	5,387	-	11,422	-	5,052
Unit Value	$ -	$ 10.59	$ -	$ 11.23	$ -	$ 12.28	$ -	$ 10.93
Fidelity Freedom Lifetime Income:
Units Outstanding	-	47	-	-	-	-	-	-
Unit Value	$ -	$ 10.54	$ -	$ -	$ -	$ -	$ -	$ -

(b) Name changed. See Note 1

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I
Statements of Assets and Liabilities - continued

December 31, 2006

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP - Overseas	VIP - Overseas, Class R	VIP - Overseas, Class R Investor Class	VIP - Investment Grade Bond	VIP - Investment Grade Bond Investor Class	VIP - Asset Manager	VIP - Asset Manager Investor Class
Assets:
Investments at market value	$ 220,071	$ 121,975	$ 91,070	$ 501,667	$ 107,155	$ 447,469	$ 25,363
Receivable from FILI	0	1	0	0	0	0	0
Total Assets	220,071	121,976	91,070	501,667	107,155	447,469	25,363
Liabilities:
Payable to FILI	0	0	0	14	0	26	0
Total net assets	$ 220,071	$ 121,976	$ 91,070	$ 501,653	$ 107,155	$ 447,443	$ 25,363
Net Assets:
Fidelity Retirement Reserves	$ 202,090	$ 104,017	$ 0	$ 382,313	$ 0	$ 367,645	$ 0
Fidelity Income Advantage	17,981	17,959	0	119,340	0	79,798	0
Fidelity Personal Retirement	0	0	91,070	0	107,155	0	25,363
Fidelity Freedom Lifetime Income	0	0	0	0	0	0	0
Total net assets	$ 220,071	$ 121,976	$ 91,070	$ 501,653	$ 107,155	$ 447,443	$ 25,363
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	4,933	6,760	-	13,048	-	10,672	-
Unit Value	$ 40.97	$ 15.39	$ -	$ 29.30	$ -	$ 34.45	$ -
Fidelity Income Advantage:
Units Outstanding	445	1,172	-	4,133	-	2,349	-
Unit Value	$ 40.34	$ 15.30	$ -	$ 28.85	$ -	$ 33.93	$ -
Fidelity Personal Retirement:
Units Outstanding	-	-	6,984	-	10,241	-	2,321
Unit Value	$ -	$ -	$ 13.04	$ -	$ 10.46	$ -	$ 10.93
Fidelity Freedom Lifetime Income:
Units Outstanding	-	-	-	-	-	-	-
Unit Value	$ -	$ -	$ -	$ -	$ -	$ -	$ -

(b) Name changed. See Note 1

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I
Statements of Assets and Liabilities - continued

December 31, 2006

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP - Index 500	VIP - Asset Manager: Growth	VIP - Asset Manager: Growth Investor Class	VIP - Contrafund	VIP - Contrafund Investor Class	VIP - Balanced	VIP - Balanced Investor Class
Assets:
Investments at market value	$ 903,784	$ 146,262	$ 6,439	$ 1,677,606	$ 280,267	$ 203,383	$ 80,123
Receivable from FILI	0	3	0	1	0	3	0
Total Assets	903,784	146,265	6,439	1,677,607	280,267	203,386	80,123
Liabilities:
Payable to FILI	21	1	0	25	0	0	0
Total net assets	$ 903,763	$ 146,264	$ 6,439	$ 1,677,582	$ 280,267	$ 203,386	$ 80,123
Net Assets:
Fidelity Retirement Reserves	$ 665,261	$ 118,925	$ 0	$ 1,488,257	$ 0	$ 145,294	$ 0
Fidelity Income Advantage	107,985	27,339	0	189,325	0	58,092	0
Fidelity Personal Retirement	130,517	0	6,439	0	280,267	0	80,123
Fidelity Freedom Lifetime Income	0	0	0	0	0	0	0
Total net assets	$ 903,763	$ 146,264	$ 6,439	$ 1,677,582	$ 280,267	$ 203,386	$ 80,123
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	17,440	5,283	-	33,608	-	8,403	-
Unit Value	$ 38.15	$ 22.51	$ -	$ 44.28	$ -	$ 17.29	$ -
Fidelity Income Advantage:
Units Outstanding	2,872	1,232	-	4,336	-	3,409	-
Unit Value	$ 37.56	$ 22.17	$ -	$ 43.61	$ -	$ 17.03	$ -
Fidelity Personal Retirement:
Units Outstanding	11,110	-	590	-	23,590	-	6,904
Unit Value	$ 11.75	$ -	$ 10.90	$ -	$ 11.88	$ -	$ 11.60
Fidelity Freedom Lifetime Income:
Units Outstanding	-	-	-	-	-	-	-
Unit Value	$ -	$ -	$ -	$ -	$ -	$ -	$ -

(b) Name changed. See Note 1

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I
Statements of Assets and Liabilities - continued

December 31, 2006

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP - Dynamic Capital Appreciation	VIP - Dynamic Capital Appreciation Investor Class	VIP - Growth & Income	VIP - Growth & Income Investor Class	VIP - Growth Opportunities	VIP - Growth Opportunities Investor Class	VIP - Mid Cap	VIP - Mid Cap Investor Class
Assets:
Investments at market value	$ 54,146	$ 20,701	$ 228,160	$ 14,936	$ 96,767	$ 5,960	$ 742,895	$ 147,969
Receivable from FILI	0	0	3	0	1	0	5	0
Total Assets	54,146	20,701	228,163	14,936	96,768	5,960	742,900	147,969
Liabilities:
Payable to FILI	0	0	0	0	0	0	1	0
Total net assets	$ 54,146	$ 20,701	$ 228,163	$ 14,936	$ 96,768	$ 5,960	$ 742,899	$ 147,969
Net Assets:
Fidelity Retirement Reserves	$ 46,970	$ 0	$ 182,500	$ 0	$ 82,079	$ 0	$ 627,035	$ 0
Fidelity Income Advantage	7,176	0	45,663	0	14,689	0	115,864	0
Fidelity Personal Retirement	0	20,701	0	14,936	0	5,960	0	147,969
Fidelity Freedom Lifetime Income	0	0	0	0	0	0	0	0
Total net assets	$ 54,146	$ 20,701	$ 228,163	$ 14,936	$ 96,768	$ 5,960	$ 742,899	$ 147,969
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	3,113	-	9,351	-	6,062	-	29,126	-
Unit Value	$ 15.09	$ -	$ 19.52	$ -	$ 13.54	$ -	$ 21.53	$ -
Fidelity Income Advantage:
Units Outstanding	478	-	2,374	-	1,101	-	5,450	-
Unit Value	$ 14.99	$ -	$ 19.22	$ -	$ 13.33	$ -	$ 21.24	$ -
Fidelity Personal Retirement:
Units Outstanding	-	1,669	-	1,263	-	534	-	12,345
Unit Value	$ -	$ 12.40	$ -	$ 11.83	$ -	$ 11.16	$ -	$ 11.99
Fidelity Freedom Lifetime Income:
Units Outstanding	-	-	-	-	-	-	-	-
Unit Value	$ -	$ -	$ -	$ -	$ -	$ -	$ -	$ -

(b) Name changed. See Note 1

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I
Statements of Assets and Liabilities - continued

December 31, 2006

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP - Value Strategies	VIP - Value Strategies Investor Class	VIP - Utilities (b)	VIP - Utilities Investor Class (b)	VIP - Technology	VIP - Technology Investor Class	VIP - Energy (b)	VIP - Energy Investor Class (b)
Assets:
Investments at market value	$ 109,754	$ 29,662	$ 66,385	$ 15,957	$ 58,180	$ 15,161	$ 252,322	$ 48,591
Receivable from FILI	1	0	0	0	0	0	2	0
Total Assets	109,755	29,662	66,385	15,957	58,180	15,161	252,324	48,591
Liabilities:
Payable to FILI	0	0	4	0	0	0	1	0
Total net assets	$ 109,755	$ 29,662	$ 66,381	$ 15,957	$ 58,180	$ 15,161	$ 252,323	$ 48,591
Net Assets:
Fidelity Retirement Reserves	$ 89,110	$ 0	$ 56,914	$ 0	$ 52,820	$ 0	$ 223,327	$ 0
Fidelity Income Advantage	20,645	0	9,467	0	5,360	0	28,996	0
Fidelity Personal Retirement	0	29,662	0	15,957	0	15,161	0	48,591
Fidelity Freedom Lifetime Income	0	0	0	0	0	0	0	0
Total net assets	$ 109,755	$ 29,662	$ 66,381	$ 15,957	$ 58,180	$ 15,161	$ 252,323	$ 48,591
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	5,883	-	4,288	-	4,869	-	10,126	-
Unit Value	$ 15.15	$ -	$ 13.27	$ -	$ 10.85	$ -	$ 22.06	$ -
Fidelity Income Advantage:
Units Outstanding	1,371	-	720	-	499	-	1,327	-
Unit Value	$ 15.05	$ -	$ 13.13	$ -	$ 10.73	$ -	$ 21.82	$ -
Fidelity Personal Retirement:
Units Outstanding	-	2,492	-	1,213	-	1,304	-	3,822
Unit Value	$ -	$ 11.90	$ -	$ 13.16	$ -	$ 11.63	$ -	$ 12.71
Fidelity Freedom Lifetime Income:
Units Outstanding	-	-	-	-	-	-	-	-
Unit Value	$ -	$ -	$ -	$ -	$ -	$ -	$ -	$ -

(b) Name changed. See Note 1

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I
Statements of Assets and Liabilities - continued

December 31, 2006

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP - Health Care	VIP - Health Care Investor Class	VIP - Financial Services	VIP - Financial Services Investor Class	VIP - Industrials (b)	VIP - Industrials Investor Class (b)	VIP - Consumer Discretionary (b)	VIP - Consumer Discretionary Investor Class (b)
Assets:
Investments at market value	$ 62,098	$ 15,018	$ 40,435	$ 11,954	$ 41,526	$ 11,811	$ 9,188	$ 4,073
Receivable from FILI	1	0	1	0	0	0	1	0
Total Assets	62,099	15,018	40,436	11,954	41,526	11,811	9,189	4,073
Liabilities:
Payable to FILI	0	0	0	0	0	0	0	0
Total net assets	$ 62,099	$ 15,018	$ 40,436	$ 11,954	$ 41,526	$ 11,811	$ 9,189	$ 4,073
Net Assets:
Fidelity Retirement Reserves	$ 55,393	$ 0	$ 35,872	$ 0	$ 36,012	$ 0	$ 7,983	$ 0
Fidelity Income Advantage	6,706	0	4,564	0	5,514	0	1,206	0
Fidelity Personal Retirement	0	15,018	0	11,954	0	11,811	0	4,073
Fidelity Freedom Lifetime Income	0	0	0	0	0	0	0	0
Total net assets	$ 62,099	$ 15,018	$ 40,436	$ 11,954	$ 41,526	$ 11,811	$ 9,189	$ 4,073
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	4,342	-	2,367	-	2,058	-	640	-
Unit Value	$ 12.76	$ -	$ 15.16	$ -	$ 17.50	$ -	$ 12.47	$ -
Fidelity Income Advantage:
Units Outstanding	531	-	304	-	318	-	98	-
Unit Value	$ 12.62	$ -	$ 14.99	$ -	$ 17.31	$ -	$ 12.34	$ -
Fidelity Personal Retirement:
Units Outstanding	-	1,366	-	964	-	977	-	360
Unit Value	$ -	$ 10.99	$ -	$ 12.40	$ -	$ 12.09	$ -	$ 11.30
Fidelity Freedom Lifetime Income:
Units Outstanding	-	-	-	-	-	-	-	-
Unit Value	$ -	$ -	$ -	$ -	$ -	$ -	$ -	$ -

(b) Name changed. See Note 1

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I
Statements of Assets and Liabilities - continued

December 31, 2006

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP - Real Estate	VIP - Real Estate Investor Class	VIP - Strategic Income	VIP - Strategic Income Investor Class	VIP - Aggressive Growth	VIP - Aggressive Growth Investor Class	VIP - International Capital Appreciation	VIP - International Capital Appreciation, Class R
Assets:
Investments at market value	$ 181,264	$ 44,046	$ 110,419	$ 93,727	$ 4,473	$ 3,353	$ 0	$ 14,674
Receivable from FILI	1	0	0	0	0	0	0	14
Total Assets	181,265	44,046	110,419	93,727	4,473	3.353	0	14,688
Liabilities:
Payable to FILI	0	0	2	0	0	0	0	0
Total net assets	$ 181,265	$ 44,046	$ 110,417	$ 93,727	$ 4,473	$ 3,353	$ 0	$ 14,688
Net Assets:
Fidelity Retirement Reserves	$ 157,404	$ 0	$ 86,872	$ 0	$ 4,200	$ 0	$ 0	$ 13,461
Fidelity Income Advantage	23,861	0	23,545	0	273	0	0	1,227
Fidelity Personal Retirement	0	44,046	0	93,727	0	3,353	0	0
Fidelity Freedom Lifetime Income	0	0	0	0	0	0	0	0
Total net assets	$ 181,265	$ 44,046	$ 110,417	$ 93,727	$ 4,473	$ 3,353	$ 0	$ 14,688
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	6,945	-	7,290	-	359	-	-	1,041
Unit Value	$ 22.66	$ -	$ 11.92	$ -	$ 11.70	$ -	$ 11.52	$ 12.93
Fidelity Income Advantage:
Units Outstanding	1,059	-	1,985	-	23	-	-	95
Unit Value	$ 22.52	$ -	$ 11.85	$ -	$ 11.67	$ -	$ 11.50	$ 12.89
Fidelity Personal Retirement:
Units Outstanding	-	3,095	-	8,631	-	301	-	-
Unit Value	$ -	$ 14.23	$ -	$ 10.86	$ -	$ 11.13	$ -	$ -
Fidelity Freedom Lifetime Income:
Units Outstanding	-	-	-	-	-	-	-	-
Unit Value	$ -	$ -	$ -	$ -	$ -	$ -	$ -	$ -

(b) Name changed. See Note 1

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I
Statements of Assets and Liabilities - continued

December 31, 2006

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP - International Capital Appreciation Investor Class	VIP - Value Leaders	VIP - Value Leaders Investor Class	VIP - Value	VIP - Value Investor Class	VIP - Growth Stock	VIP - Growth Stock Investor Class
Assets:
Investments at market value	$ 22,216	$ 37,775	$ 26,254	$ 13,670	$ 19,714	$ 4,875	$ 3,652
Receivable from FILI	0	0	0	1	0	1	0
Total Assets	22,216	37,775	26,254	13,671	19,714	4,876	3,652
Liabilities:
Payable to FILI	0	0	0	0	0	0	0
Total net assets	$ 22,216	$ 37,775	$ 26,254	$ 13,671	$ 19,714	$ 4,876	$ 3,652
Net Assets:
Fidelity Retirement Reserves	$ 0	$ 31,635	$ 0	$ 11,948	$ 0	$ 4,038	$ 0
Fidelity Income Advantage	0	6,140	0	1,723	0	838	0
Fidelity Personal Retirement	22,216	0	26,254	0	19,714	0	3,652
Fidelity Freedom Lifetime Income	0	0	0	0	0	0	0
Total net assets	$ 22,216	$ 37,775	$ 26,254	$ 13,671	$ 19,714	$ 4,876	$ 3,652
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	-	2,556	-	985	-	380	-
Unit Value	$ -	$ 12.37	$ -	$ 12.13	$ -	$ 10.61	$ -
Fidelity Income Advantage:
Units Outstanding	-	498	-	142	-	79	-
Unit Value	$ -	$ 12.34	$ -	$ 12.10	$ -	$ 10.58	$ -
Fidelity Personal Retirement:
Units Outstanding	1,810	-	2,197	-	1,679	-	351
Unit Value	$ 12.28	$ -	$ 11.95	$ -	$ 11.74	$ -	$ 10.39
Fidelity Freedom Lifetime Income:
Units Outstanding	-	-	-	-	-	-	-
Unit Value	$ -	$ -	$ -	$ -	$ -	$ -	$ -

(b) Name changed. See Note 1

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I
Statements of Assets and Liabilities - continued

December 31, 2006

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP - Freedom Income	VIP - Freedom Income Investor Class	VIP - Freedom 2005	VIP - Freedom 2005 Investor Class	VIP - Freedom 2010	VIP - Freedom 2010 Investor Class	VIP - Freedom 2015	VIP - Freedom 2015 Investor Class
Assets:
Investments at market value	$ 7,614	$ 10,356	$ 6,795	$ 4,253	$ 18,409	$ 28,808	$ 19,429	$ 36,647
Receivable from FILI	0	0	0	0	0	0	0	0
Total Assets	7,614	10,356	6,795	4,253	18,409	28,808	19,429	36,647
Liabilities:
Payable to FILI	0	0	0	0	0	0	0	0
Total net assets	$ 7,614	$ 10,356	$ 6,795	$ 4,253	$ 18,409	$ 28,808	$ 19,429	$ 36,647
Net Assets:
Fidelity Retirement Reserves	$ 7,353	$ 0	$ 6,795	$ 0	$ 18,375	$ 0	$ 19,370	$ 0
Fidelity Income Advantage	261	0	0	0	34	0	59	0
Fidelity Personal Retirement	0	10,356	0	4,253	0	28,808	0	36,647
Fidelity Freedom Lifetime Income	0	0	0	0	0	0	0	0
Total net assets	$ 7,614	$ 10,356	$ 6,795	$ 4,253	$ 18,409	$ 28,808	$ 19,429	$ 36,647
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	677	-	596	-	1,605	-	1,653	-
Unit Value	$ 10.86	$ -	$ 11.40	$ -	$ 11.45	$ -	$ 11.72	$ -
Fidelity Income Advantage:
Units Outstanding	24	-	-	-	3	-	5	-
Unit Value	$ 10.86	$ -	$ -	$ -	$ 11.45	$ -	$ 11.72	$ -
Fidelity Personal Retirement:
Units Outstanding	-	958	-	379	-	2,571	-	3,210
Unit Value	$ -	$ 10.81	$ -	$ 11.21	$ -	$ 11.21	$ -	$ 11.42
Fidelity Freedom Lifetime Income:
Units Outstanding	-	-	-	-	-	-	-	-
Unit Value	$ -	$ -	$ -	$ -	$ -	$ -	$ -	$ -

(b) Name changed. See Note 1

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I
Statements of Assets and Liabilities - continued

December 31, 2006

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP - Freedom 2020	VIP - Freedom 2020 Investor Class	VIP - Freedom 2025	VIP - Freedom 2025 Investor Class	VIP - Freedom 2030	VIP - Freedom 2030 Investor Class	VIP - Freedom Lifetime Income I	VIP - Freedom Lifetime Income II	VIP - Freedom Lifetime Income III
Assets:
Investments at market value	$ 17,907	$ 43,281	$ 6,289	$ 13,680	$ 11,893	$ 13,534	$ 7,445	$ 15,855	$ 7,638
Receivable from FILI	0	0	0	0	0	0	0	0	0
Total Assets	17,907	43,281	6,289	13,680	11,893	13,534	7,445	15,855	7,638
Liabilities:
Payable to FILI	0	0	1	0	0	0	0	0	0
Total net assets	$ 17,907	$ 43,281	$ 6,288	$ 13,680	$ 11,893	$ 13,534	$ 7,445	$ 15,855	$ 7,638
Net Assets:
Fidelity Retirement Reserves	$ 17,755	$ 0	$ 6,273	$ 0	$ 11,893	$ 0	$ 0	$ 0	$ 0
Fidelity Income Advantage	152	0	15	0	0	0	0	0	0
Fidelity Personal Retirement	0	43,281	0	13,680	0	13,534	0	0	0
Fidelity Freedom Lifetime Income	0	0	0	0	0	0	7,445	15,855	7,638
Total net assets	$ 17,907	$ 43,281	$ 6,288	$ 13,680	$ 11,893	$ 13,534	$ 7,445	$ 15,855	$ 7,638
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	1,489	-	520	-	973	-	-	-	-
Unit Value	$ 11.92	$ -	$ 12.05	$ -	$ 12.23	$ -	$ -	$ -	$ -
Fidelity Income Advantage:
Units Outstanding	13	-	1	-	-	-	-	-	-
Unit Value	$ 11.92	$ -	$ 12.05	$ -	$ -	$ -	$ -	$ -	$ -
Fidelity Personal Retirement:
Units Outstanding	-	3,741	-	1,175	-	1,150	-	-	-
Unit Value	$ -	$ 11.57	$ -	$ 11.65	$ -	$ 11.77	$ -	$ -	$ -
Fidelity Freedom Lifetime Income:
Units Outstanding	-	-	-	-	-	-	669	1,385	654
Unit Value	$ -	$ -	$ -	$ -	$ -	$ -	$ 11.12	$ 11.45	$ 11.68

(b) Name changed. See Note 1

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I
Statements of Assets and Liabilities - continued

December 31, 2006

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP - Disciplined Small Cap	VIP - Disciplined Small Cap Investor Class	VIP - FundsManager 20%	VIP - FundsManager 50%	VIP - FundsManager 70%	VIP - FundsManager 85%
Assets:
Investments at market value	$ 8,234	$ 9,498	$ 21,296	$ 124,477	$ 157,185	$ 61,817
Receivable from FILI	0	0	0	0	0	1
Total Assets	8,234	9,498	21,296	124,477	157,185	61,818
Liabilities:
Payable to FILI	1	0	0	0	7	0
Total net assets	$ 8,233	$ 9,498	$ 21,296	$ 124,477	$ 157,178	$ 61,818
Net Assets:
Fidelity Retirement Reserves	$ 7,062	$ 0	$ 4,539	$ 27,471	$ 33,673	$ 18,898
Fidelity Income Advantage	1,171	0	535	14,693	20,615	5,835
Fidelity Personal Retirement	0	9,498	16,222	82,313	102,890	37,085
Fidelity Freedom Lifetime Income	0	0	0	0	0	0
Total net assets	$ 8,233	$ 9,498	$ 21,296	$ 124,477	$ 157,178	$ 61,818
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	699	-	436	2,605	3,165	1,773
Unit Value	$ 10.10	$ -	$ 10.42	$ 10.55	$ 10.64	$ 10.66
Fidelity Income Advantage:
Units Outstanding	116	-	51	1,395	1,941	548
Unit Value	$ 10.09	$ -	$ 10.40	$ 10.53	$ 10.62	$ 10.65
Fidelity Personal Retirement:
Units Outstanding	-	937	1,552	7,776	9,636	3,466
Unit Value	$ -	$ 10.14	$ 10.45	$ 10.59	$ 10.68	$ 10.70
Fidelity Freedom Lifetime Income:
Units Outstanding	-	-	-	-	-	-
Unit Value	$ -	$ -	$ -	$ -	$ -	$ -

(b) Name changed. See Note 1

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I
Statements of Assets and Liabilities - continued

December 31, 2006

(In thousands, except per unit data)	Subaccounts Investing In:
	UIF - Emerging Markets Equity	UIF - Emerging Markets Debt	UIF - Global Value Equity	UIF - International Magnum	OMIF - Growth II	OMIF - Small Cap	OMIF - Select Value	OMIF - Columbus Circle Technology & Communications (b)
Assets:
Investments at market value	$ 291,297	$ 52,591	$ 63,338	$ 112,107	$ 18,344	$ 92,093	$ 35,158	$ 56,779
Receivable from FILI	2	1	0	1	0	1	0	1
Total Assets	291,299	52,592	63,338	112,108	18,344	92,094	35,158	56,780
Liabilities:
Payable to FILI	0	0	0	0	0	0	3	0
Total net assets	$ 291,299	$ 52,592	$ 63,338	$ 112,108	$ 18,344	$ 92,094	$ 35,155	$ 56,780
Net Assets:
Fidelity Retirement Reserves	$ 235,799	$ 41,718	$ 46,714	$ 74,329	$ 16,522	$ 74,943	$ 26,930	$ 54,361
Fidelity Income Advantage	28,568	5,139	8,826	16,585	1,822	17,151	8,225	2,419
Fidelity Personal Retirement	26,932	5,735	7,798	21,194	0	0	0	0
Fidelity Freedom Lifetime Income	0	0	0	0	0	0	0	0
Total net assets	$ 291,299	$ 52,592	$ 63,338	$ 112,108	$ 18,344	$ 92,094	$ 35,155	$ 56,780
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	9,701	1,970	2,563	4,864	1,478	3,156	1,307	5,926
Unit Value	$ 24.31	$ 21.17	$ 18.22	$ 15.28	$ 11.18	$ 23.75	$ 20.61	$ 9.17
Fidelity Income Advantage:
Units Outstanding	1,192	246	491	1,100	165	733	405	267
Unit Value	$ 23.94	$ 20.85	$ 17.95	$ 15.05	$ 11.01	$ 23.39	$ 20.30	$ 9.03
Fidelity Personal Retirement:
Units Outstanding	2,406	529	702	1,934	-	-	-	-
Unit Value	$ 11.19	$ 10.85	$ 11.11	$ 10.96	$ -	$ -	$ -	$ -
Fidelity Freedom Lifetime Income:
Units Outstanding	-	-	-	-	-	-	-	-
Unit Value	$ -	$ -	$ -	$ -	$ -	$ -	$ -	$ -

(b) Name changed. See Note 1

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I
Statements of Assets and Liabilities - continued

December 31, 2006

(In thousands, except per unit data)	Subaccounts Investing In:
	OMIF - Large Cap Growth	WFAF - Advantage VT Discovery (b)	WFAF - Advantage VT Opportunity (b)	CST - Small Cap Core I (b)	CST - International Focus	CST - Global Small Cap Focus	Lazard - Retirement Emerging Markets
Assets:
Investments at market value	$ 60,664	$ 50,775	$ 41,927	$ 40,250	$ 27,898	$ 25,066	$ 38,523
Receivable from FILI	0	0	0	0	1	0	1
Total Assets	60,664	50,775	41,927	40,250	27,899	25,066	38,524
Liabilities:
Payable to FILI	0	2	0	0	0	0	0
Total net assets	$ 60,664	$ 50,773	$ 41,927	$ 40,250	$ 27,899	$ 25,066	$ 38,524
Net Assets:
Fidelity Retirement Reserves	$ 55,921	$ 44,445	$ 35,672	$ 34,934	$ 25,231	$ 22,082	$ 20,506
Fidelity Income Advantage	4,743	6,328	6,255	5,316	2,668	2,984	2,891
Fidelity Personal Retirement	0	0	0	0	0	0	15,127
Fidelity Freedom Lifetime Income	0	0	0	0	0	0	0
Total net assets	$ 60,664	$ 50,773	$ 41,927	$ 40,250	$ 27,899	$ 25,066	$ 38,524
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	3,268	2,578	1,675	2,930	1,729	1,524	1,863
Unit Value	$ 17.11	$ 17.24	$ 21.30	$ 11.92	$ 14.59	$ 14.49	$ 11.00
Fidelity Income Advantage:
Units Outstanding	281	373	298	452	185	209	263
Unit Value	$ 16.85	$ 16.98	$ 20.97	$ 11.74	$ 14.37	$ 14.27	$ 10.99
Fidelity Personal Retirement:
Units Outstanding	-	-	-	-	-	-	1,370
Unit Value	$ -	$ -	$ -	$ -	$ -	$ -	$ 11.05
Fidelity Freedom Lifetime Income:
Units Outstanding	-	-	-	-	-	-	-
Unit Value	$ -	$ -	$ -	$ -	$ -	$ -	$ -

(b) Name changed. See Note 1

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Operations

For the year ended December 31, 2006

(In thousands)	Subaccounts Investing In:
	VIP - Money Market	VIP - Money Market Investor Class	VIP - High Income	VIP - High Income Investor Class	VIP - Equity-Income	VIP - Equity-Income Investor Class
Income:
Dividends	$ 38,673	$ 14,674	$ 17,597	$ 4,398	$ 36,995	$ 2,770
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	5,761	0	1,477	0	7,204	0
Administrative and other charges	384	0	98	0	480	0
Total expenses	6,145	0	1,575	0	7,684	0
Fidelity Income Advantage:
Mortality and expense risk charges	317	0	365	0	1,074	0
Administrative and other charges	105	0	122	0	358	0
Total expenses	422	0	487	0	1,432	0
Fidelity Personal Retirement:
Mortality and expense risk charges	0	602	0	70	0	150
Administrative and other charges	0	151	0	17	0	37
Total expenses	0	753	0	87	0	187
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	0	7	0	0	0	0
Administrative and other charges	0	1	0	0	0	0
Total expenses	0	8	0	0	0	0
Total expenses	6,567	761	2,062	87	9,116	187
Net investment income (loss)	32,106	13,913	15,535	4,311	27,879	2,583
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	0	0	(211)	238	29,914	154
Realized gain distributions	0	0	0	0	133,800	11,103
Net realized gain (loss) on investments	0	0	(211)	238	163,714	11,257
Unrealized appreciation (depreciation)	0	0	8,525	(530)	3,872	1,220
Net increase (decrease) in net assets from operations	$ 32,106	$ 13,913	$ 23,849	$ 4,019	$ 195,465	$ 15,060

(a) New fund. See Note 1
(b) Name changed. See Note 1

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I
Statements of Operations - continued

For the year ended December 31, 2006

(In thousands)	Subaccounts Investing In:
	VIP - Growth	VIP - Growth Investor Class	VIP - Overseas	VIP - Overseas, Class R	VIP - Overseas, Class R Investor Class	VIP - Investment Grade Bond	VIP - Investment Grade Bond Investor Class
Income:
Dividends	$ 3,152	$ 91	$ 1,998	$ 901	$ 319	$ 23,116	$ 1,642
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	5,244	0	1,522	756	0	3,189	0
Administrative and other charges	350	0	101	50	0	213	0
Total expenses	5,594	0	1,623	806	0	3,402	0
Fidelity Income Advantage:
Mortality and expense risk charges	524	0	122	109	0	883	0
Administrative and other charges	175	0	41	36	0	294	0
Total expenses	699	0	163	145	0	1,177	0
Fidelity Personal Retirement:
Mortality and expense risk charges	0	74	0	0	126	0	138
Administrative and other charges	0	18	0	0	31	0	34
Total expenses	0	92	0	0	157	0	172
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	0	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0	0
Total expenses	6,293	92	1,786	951	157	4,579	172
Net investment income (loss)	(3,141)	(1)	212	(50)	162	18,537	1,470
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	(33,662)	252	1,852	7,871	700	(4,020)	28
Realized gain distributions	0	0	1,388	620	213	1,384	97
Net realized gain (loss) on investments	(33,662)	252	3,240	8,491	913	(2,636)	125
Unrealized appreciation (depreciation)	80,996	2,231	31,072	8,451	9,199	1,537	1,810
Net increase (decrease) in net assets from operations	$ 44,193	$ 2,482	$ 34,524	$ 16,892	$ 10,274	$ 17,438	$ 3,405

(a) New fund. See Note 1
(b) Name changed. See Note 1

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I
Statements of Operations - continued

For the year ended December 31, 2006

(In thousands)	Subaccounts Investing In:
	VIP - Asset Manager	VIP - Asset Manager Investor Class	VIP - Index 500	VIP - Asset Manager: Growth	VIP - Asset Manager: Growth Investor Class	VIP - Contrafund	VIP - Contrafund Investor Class
Income:
Dividends	$ 13,295	$ 290	$ 14,815	$ 3,363	$ 32	$ 22,249	$ 2,545
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	2,974	0	5,071	979	0	11,867	0
Administrative and other charges	198	0	338	65	0	791	0
Total expenses	3,172	0	5,409	1,044	0	12,658	0
Fidelity Income Advantage:
Mortality and expense risk charges	558	0	725	200	0	1,316	0
Administrative and other charges	186	0	242	67	0	438	0
Total expenses	744	0	967	267	0	1,754	0
Fidelity Personal Retirement:
Mortality and expense risk charges	0	38	164	0	9	0	379
Administrative and other charges	0	9	41	0	2	0	95
Total expenses	0	47	205	0	11	0	474
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	0	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0	0
Total expenses	3,916	47	6,581	1,311	11	14,412	474
Net investment income (loss)	9,379	243	8,234	2,052	21	7,837	2,071
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	(1,241)	89	29,371	(4,487)	54	162,653	335
Realized gain distributions	0	0	0	0	0	136,274	20,815
Net realized gain (loss) on investments	(1,241)	89	29,371	(4,487)	54	298,927	21,150
Unrealized appreciation (depreciation)	20,798	918	81,628	11,629	235	(129,021)	(2,428)
Net increase (decrease) in net assets from operations	$ 28,936	$ 1,250	$ 119,233	$ 9,194	$ 310	$ 177,743	$ 20,793

(a) New fund. See Note 1
(b) Name changed. See Note 1

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I
Statements of Operations - continued

For the year ended December 31, 2006

(In thousands)	Subaccounts Investing In:
	VIP - Balanced	VIP - Balanced Investor Class	VIP - Dynamic Capital Appreciation	VIP - Dynamic Capital Appreciation Investor Class	VIP - Growth & Income	VIP - Growth & Income Investor Class
Income:
Dividends	$ 3,986	$ 418	$ 299	$ 85	$ 2,232	$ 51
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	1,078	0	401	0	1,424	0
Administrative and other charges	72	0	27	0	95	0
Total expenses	1,150	0	428	0	1,519	0
Fidelity Income Advantage:
Mortality and expense risk charges	406	0	50	0	330	0
Administrative and other charges	135	0	17	0	110	0
Total expenses	541	0	67	0	440	0
Fidelity Personal Retirement:
Mortality and expense risk charges	0	93	0	31	0	20
Administrative and other charges	0	23	0	8	0	5
Total expenses	0	116	0	39	0	25
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Total expenses	1,691	116	495	39	1,959	25
Net investment income (loss)	2,295	302	(196)	46	273	26
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	2,318	185	5,248	515	(383)	100
Realized gain distributions	6,515	668	1,424	547	6,236	135
Net realized gain (loss) on investments	8,833	853	6,672	1,062	5,853	235
Unrealized appreciation (depreciation)	9,164	4,035	(337)	403	20,518	1,036
Net increase (decrease) in net assets from operations	$ 20,292	$ 5,190	$ 6,139	$ 1,511	$ 26,644	$ 1,297

(a) New fund. See Note 1
(b) Name changed. See Note 1

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I
Statements of Operations - continued

For the year ended December 31, 2006

(In thousands)	Subaccounts Investing In:
	VIP - Growth Opportunities	VIP - Growth Opportunities Investor Class	VIP - Mid Cap	VIP - Mid Cap Investor Class	VIP - Value Strategies	VIP - Value Strategies Investor Class
Income:
Dividends	$ 826	$ 30	$ 2,987	$ 234	$ 713	$ 50
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	685	0	5,287	0	713	0
Administrative and other charges	46	0	353	0	48	0
Total expenses	731	0	5,640	0	761	0
Fidelity Income Advantage:
Mortality and expense risk charges	111	0	860	0	143	0
Administrative and other charges	37	0	286	0	48	0
Total expenses	148	0	1,146	0	191	0
Fidelity Personal Retirement:
Mortality and expense risk charges	0	10	0	212	0	34
Administrative and other charges	0	2	0	53	0	9
Total expenses	0	12	0	265	0	43
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Total expenses	879	12	6,786	265	952	43
Net investment income (loss)	(53)	18	(3,799)	(31)	(239)	7
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	(3,638)	208	79,510	365	1,388	84
Realized gain distributions	0	0	101,132	7,313	20,710	1,326
Net realized gain (loss) on investments	(3,638)	208	180,642	7,678	22,098	1,410
Unrealized appreciation (depreciation)	7,162	107	(88,602)	2,291	(5,633)	1,233
Net increase (decrease) in net assets from operations	$ 3,471	$ 333	$ 88,241	$ 9,938	$ 16,226	$ 2,650

(a) New fund. See Note 1
(b) Name changed. See Note 1

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I
Statements of Operations - continued

For the year ended December 31, 2006

(In thousands)	Subaccounts Investing In:
	VIP - Utilities (b)	VIP - Utilities Investor Class (b)	VIP - Technology	VIP - Technology Investor Class	VIP - Energy (b)	VIP - Energy Investor Class (b)
Income:
Dividends	$ 739	$ 165	$ 0	$ 0	$ 1,883	$ 324
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	239	0	474	0	2,212	0
Administrative and other charges	16	0	32	0	147	0
Total expenses	255	0	506	0	2,359	0
Fidelity Income Advantage:
Mortality and expense risk charges	32	0	38	0	245	0
Administrative and other charges	11	0	13	0	81	0
Total expenses	43	0	51	0	326	0
Fidelity Personal Retirement:
Mortality and expense risk charges	0	10	0	21	0	76
Administrative and other charges	0	3	0	5	0	19
Total expenses	0	13	0	26	0	95
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Total expenses	298	13	557	26	2,685	95
Net investment income (loss)	441	152	(557)	(26)	(802)	229
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	1,644	43	1,617	0	54,463	812
Realized gain distributions	5,630	1,258	5,865	572	35,058	6,204
Net realized gain (loss) on investments	7,274	1,301	7,482	572	89,521	7,016
Unrealized appreciation (depreciation)	2,161	(37)	(2,918)	(322)	(51,346)	(4,645)
Net increase (decrease) in net assets from operations	$ 9,876	$ 1,416	$ 4,007	$ 224	$ 37,373	$ 2,600

(a) New fund. See Note 1
(b) Name changed. See Note 1

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I
Statements of Operations - continued

For the year ended December 31, 2006

(In thousands)	Subaccounts Investing In:
	VIP - Health Care	VIP - Health Care Investor Class	VIP - Financial Services	VIP - Financial Services Investor Class	VIP - Industrials (b)	VIP - Industrials Investor Class (b)
Income:
Dividends	$ 42	$ 7	$ 349	$ 32	$ 386	$ 100
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	547	0	203	0	301	0
Administrative and other charges	36	0	13	0	20	0
Total expenses	583	0	216	0	321	0
Fidelity Income Advantage:
Mortality and expense risk charges	52	0	20	0	37	0
Administrative and other charges	18	0	7	0	13	0
Total expenses	70	0	27	0	50	0
Fidelity Personal Retirement:
Mortality and expense risk charges	0	24	0	12	0	15
Administrative and other charges	0	6	0	3	0	4
Total expenses	0	30	0	15	0	19
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Total expenses	653	30	243	15	371	19
Net investment income (loss)	(611)	(23)	106	17	15	81
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	9,664	175	2,308	111	3,096	74
Realized gain distributions	0	0	575	50	6,198	1,445
Net realized gain (loss) on investments	9,664	175	2,883	161	9,294	1,519
Unrealized appreciation (depreciation)	(5,873)	562	1,352	761	(4,086)	(1,019)
Net increase (decrease) in net assets from operations	$ 3,180	$ 714	$ 4,341	$ 939	$ 5,223	$ 581

(a) New fund. See Note 1
(b) Name changed. See Note 1

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I
Statements of Operations - continued

For the year ended December 31, 2006

(In thousands)	Subaccounts Investing In:
	VIP - Consumer Discretionary (b)	VIP - Consumer Discretionary Investor Class (b)	VIP - Real Estate	VIP - Real Estate Investor Class	VIP - Strategic Income	VIP - Strategic Income Investor Class
Income:
Dividends	$ 40	$ 17	$ 2,409	$ 563	$ 4,860	$ 4,015
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	40	0	960	0	701	0
Administrative and other charges	3	0	64	0	47	0
Total expenses	43	0	1,024	0	748	0
Fidelity Income Advantage:
Mortality and expense risk charges	5	0	127	0	161	0
Administrative and other charges	1	0	42	0	53	0
Total expenses	6	0	169	0	214	0
Fidelity Personal Retirement:
Mortality and expense risk charges	0	3	0	43	0	110
Administrative and other charges	0	1	0	11	0	27
Total expenses	0	4	0	54	0	137
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Total expenses	49	4	1,193	54	962	137
Net investment income (loss)	(9)	13	1,216	509	3,898	3,878
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	574	41	9,451	445	2,155	58
Realized gain distributions	0	0	14,586	3,011	246	204
Net realized gain (loss) on investments	574	41	24,037	3,456	2,401	262
Unrealized appreciation (depreciation)	139	110	18,036	2,458	1,379	266
Net increase (decrease) in net assets from operations	$ 704	$ 164	$ 43,289	$ 6,423	$ 7,678	$ 4,406

(a) New fund. See Note 1
(b) Name changed. See Note 1

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I
Statements of Operations - continued

For the year ended December 31, 2006

(In thousands)	Subaccounts Investing In:
	VIP - Aggressive Growth	VIP - Aggressive Growth Investor Class	VIP - International Capital Appreciation	VIP - International Capital Appreciation, Class R (a)	VIP - International Capital Appreciation Investor Class	VIP - Value Leaders	VIP - Value Leaders Investor Class
Income:
Dividends	$ 0	$ 0	$ 77	$ 31	$ 161	$ 321	$ 205
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	31	0	11	74	0	241	0
Administrative and other charges	2	0	1	5	0	16	0
Total expenses	33	0	12	79	0	257	0
Fidelity Income Advantage:
Mortality and expense risk charges	3	0	2	9	0	36	0
Administrative and other charges	1	0	1	3	0	12	0
Total expenses	4	0	3	12	0	48	0
Fidelity Personal Retirement:
Mortality and expense risk charges	0	6	0	0	37	0	26
Administrative and other charges	0	1	0	0	9	0	7
Total expenses	0	7	0	0	46	0	33
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	0	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0	0
Total expenses	37	7	15	91	46	305	33
Net investment income (loss)	(37)	(7)	62	(60)	115	16	172
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	134	59	53	757	513	1,419	234
Realized gain distributions	233	164	45	326	540	915	578
Net realized gain (loss) on investments	367	223	98	1,083	1,053	2,334	812
Unrealized appreciation (depreciation)	(88)	(44)	17	200	1,123	2,410	1,139
Net increase (decrease) in net assets from operations	$ 242	$ 172	$ 177	$ 1,223	$ 2,291	$ 4,760	$ 2,123

(a) New fund. See Note 1
(b) Name changed. See Note 1

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I
Statements of Operations - continued

For the year ended December 31, 2006

(In thousands)	Subaccounts Investing In:
	VIP - Value	VIP - Value Investor Class	VIP - Growth Stock	VIP - Growth Stock Investor Class	VIP - Freedom Income	VIP - Freedom Income Investor Class
Income:
Dividends	$ 124	$ 157	$ 7	$ 0	$ 220	$ 15
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	65	0	89	0	44	0
Administrative and other charges	4	0	6	0	3	0
Total expenses	69	0	95	0	47	0
Fidelity Income Advantage:
Mortality and expense risk charges	9	0	13	0	0	0
Administrative and other charges	3	0	4	0	0	0
Total expenses	12	0	17	0	0	0
Fidelity Personal Retirement:
Mortality and expense risk charges	0	26	0	6	0	14
Administrative and other charges	0	7	0	2	0	3
Total expenses	0	33	0	8	0	17
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Total expenses	81	33	112	8	47	17
Net investment income (loss)	43	124	(105)	(8)	173	(2)
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	451	263	36	62	117	94
Realized gain distributions	70	93	0	0	34	0
Net realized gain (loss) on investments	521	356	36	62	151	94
Unrealized appreciation (depreciation)	711	1,339	(408)	(105)	23	395
Net increase (decrease) in net assets from operations	$ 1,275	$ 1,819	$ (477)	$ (51)	$ 347	$ 487

(a) New fund. See Note 1
(b) Name changed. See Note 1

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I
Statements of Operations - continued

For the year ended December 31, 2006

(In thousands)	Subaccounts Investing In:
	VIP - Freedom 2005	VIP - Freedom 2005 Investor Class	VIP - Freedom 2010	VIP - Freedom 2010 Investor Class	VIP - Freedom 2015	VIP - Freedom 2015 Investor Class
Income:
Dividends	$ 179	$ 10	$ 309	$ 46	$ 223	$ 36
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	48	0	110	0	119	0
Administrative and other charges	3	0	7	0	8	0
Total expenses	51	0	117	0	127	0
Fidelity Income Advantage:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Fidelity Personal Retirement:
Mortality and expense risk charges	0	6	0	42	0	50
Administrative and other charges	0	1	0	10	0	13
Total expenses	0	7	0	52	0	63
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Total expenses	51	7	117	52	127	63
Net investment income (loss)	128	3	192	(6)	96	(27)
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	197	74	252	230	281	132
Realized gain distributions	29	0	78	0	143	0
Net realized gain (loss) on investments	226	74	330	230	424	132
Unrealized appreciation (depreciation)	164	228	795	1,697	1,057	2,553
Net increase (decrease) in net assets from operations	$ 518	$ 305	$ 1,317	$ 1,921	$ 1,577	$ 2,658

(a) New fund. See Note 1
(b) Name changed. See Note 1

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I
Statements of Operations - continued

For the year ended December 31, 2006

(In thousands)	Subaccounts Investing In:
	VIP - Freedom 2020	VIP - Freedom 2020 Investor Class	VIP - Freedom 2025	VIP - Freedom 2025 Investor Class	VIP - Freedom 2030	VIP - Freedom 2030 Investor Class
Income:
Dividends	$ 266	$ 68	$ 102	$ 15	$ 176	$ 26
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	118	0	41	0	69	0
Administrative and other charges	8	0	3	0	5	0
Total expenses	126	0	44	0	74	0
Fidelity Income Advantage:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Fidelity Personal Retirement:
Mortality and expense risk charges	0	56	0	17	0	18
Administrative and other charges	0	14	0	4	0	5
Total expenses	0	70	0	21	0	23
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Total expenses	126	70	44	21	74	23
Net investment income (loss)	140	(2)	58	(6)	102	3
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	461	163	332	60	277	219
Realized gain distributions	159	0	85	0	121	0
Net realized gain (loss) on investments	620	163	417	60	398	219
Unrealized appreciation (depreciation)	899	3,009	163	1,001	567	884
Net increase (decrease) in net assets from operations	$ 1,659	$ 3,170	$ 638	$ 1,055	$ 1,067	$ 1,106

(a) New fund. See Note 1
(b) Name changed. See Note 1

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I
Statements of Operations - continued

For the year ended December 31, 2006

(In thousands)	Subaccounts Investing In:
	VIP - Freedom Lifetime Income I	VIP - Freedom Lifetime Income II	VIP - Freedom Lifetime Income III	VIP - Disciplined Small Cap (a)	VIP - Disciplined Small Cap Investor Class (a)
Income:
Dividends	$ 120	$ 192	$ 97	$ 12	$ 12
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	0	0	0	15	0
Administrative and other charges	0	0	0	1	0
Total expenses	0	0	0	16	0
Fidelity Income Advantage:
Mortality and expense risk charges	0	0	0	2	0
Administrative and other charges	0	0	0	1	0
Total expenses	0	0	0	3	0
Fidelity Personal Retirement:
Mortality and expense risk charges	0	0	0	0	6
Administrative and other charges	0	0	0	0	2
Total expenses	0	0	0	0	8
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	24	44	27	0	0
Administrative and other charges	5	9	5	0	0
Total expenses	29	53	32	0	0
Total expenses	29	53	32	19	8
Net investment income (loss)	91	139	65	(7)	4
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	49	46	40	37	43
Realized gain distributions	33	69	71	0	0
Net realized gain (loss) on investments	82	115	111	37	43
Unrealized appreciation (depreciation)	269	693	457	318	523
Net increase (decrease) in net assets from operations	$ 442	$ 947	$ 633	$ 348	$ 570

(a) New fund. See Note 1
(b) Name changed. See Note 1

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I
Statements of Operations - continued

For the year ended December 31, 2006

(In thousands)	Subaccounts Investing In:
	VIP - Funds Manager 20% (a)	VIP - Funds Manager 50% (a)	VIP - Funds Manager 70% (a)	VIP - Funds Manager 85% (a)	UIF - Emerging Markets Equity	UIF - Emerging Markets Debt
Income:
Dividends	$ 287	$ 1,392	$ 1,522	$ 457	$ 1,806	$ 4,399
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	11	68	77	37	1,658	352
Administrative and other charges	1	5	5	2	111	24
Total expenses	12	73	82	39	1,769	376
Fidelity Income Advantage:
Mortality and expense risk charges	1	34	46	14	174	44
Administrative and other charges	1	11	15	4	58	15
Total expenses	2	45	61	18	232	59
Fidelity Personal Retirement:
Mortality and expense risk charges	9	53	62	24	13	3
Administrative and other charges	2	13	16	6	3	1
Total expenses	11	66	78	30	16	4
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Total expenses	25	184	221	87	2,017	439
Net investment income (loss)	262	1,208	1,301	370	(211)	3,960
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	129	276	259	311	33,031	1,804
Realized gain distributions	100	1,035	1,580	626	5,552	956
Net realized gain (loss) on investments	229	1,311	1,839	937	38,583	2,760
Unrealized appreciation (depreciation)	145	3,752	6,391	2,769	33,056	(1,880)
Net increase (decrease) in net assets from operations	$ 636	$ 6,271	$ 9,531	$ 4,076	$ 71,428	$ 4,840

(a) New fund. See Note 1
(b) Name changed. See Note 1

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I
Statements of Operations - continued

For the year ended December 31, 2006

(In thousands)	Subaccounts Investing In:
	UIF - Global Value Equity	UIF - International Magnum	OMIF - Growth II	OMIF - Small Cap	OMIF - Select Value	OMIF - Columbus Circle Technology & Communications (b)	OMIF - Large Cap Growth
Income:
Dividends	$ 825	$ 79	$ 0	$ 0	$ 517	$ 0	$ 0
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	323	502	138	591	203	467	463
Administrative and other charges	22	34	9	39	14	31	31
Total expenses	345	536	147	630	217	498	494
Fidelity Income Advantage:
Mortality and expense risk charges	58	96	13	126	58	17	33
Administrative and other charges	19	32	4	42	19	5	11
Total expenses	77	128	17	168	77	22	44
Fidelity Personal Retirement:
Mortality and expense risk charges	4	12	0	0	0	0	0
Administrative and other charges	1	3	0	0	0	0	0
Total expenses	5	15	0	0	0	0	0
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	0	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0	0
Total expenses	427	679	164	798	294	520	538
Net investment income (loss)	398	(600)	(164)	(798)	223	(520)	(538)
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	2,286	4,539	(7,943)	4,204	(1,626)	(321,766)	(40,747)
Realized gain distributions	2,028	6,425	0	0	0	0	0
Net realized gain (loss) on investments	4,314	10,964	(7,943)	4,204	(1,626)	(321,766)	(40,747)
Unrealized appreciation (depreciation)	5,343	8,661	9,365	10,552	9,028	324,560	45,962
Net increase (decrease) in net assets from operations	$ 10,055	$ 19,025	$ 1,258	$ 13,958	$ 7,625	$ 2,274	$ 4,677

(a) New fund. See Note 1
(b) Name changed. See Note 1

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I
Statements of Operations - continued

For the year ended December 31, 2006

(In thousands)	Subaccounts Investing In:
	WFAF - Advantage VT Discovery (b)	WFAF - Advantage VT Opportunity (b)	CST - Small Cap Core I (b)	CST - International Focus	CST - Global Small Cap Focus	Lazard - Retirement Emerging Markets (a)
Income:
Dividends	$ 1	$ 0	$ 0	$ 290	$ 0	$ 46
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	358	293	341	185	219	36
Administrative and other charges	24	20	23	12	15	2
Total expenses	382	313	364	197	234	38
Fidelity Income Advantage:
Mortality and expense risk charges	46	43	46	17	29	3
Administrative and other charges	15	15	16	6	10	1
Total expenses	61	58	62	23	39	4
Fidelity Personal Retirement:
Mortality and expense risk charges	0	0	0	0	0	6
Administrative and other charges	0	0	0	0	0	2
Total expenses	0	0	0	0	0	8
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Total expenses	443	371	426	220	273	50
Net investment income (loss)	(442)	(371)	(426)	70	(273)	(4)
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	(9,573)	318	(12,558)	1,092	2,475	179
Realized gain distributions	0	4,887	0	0	0	532
Net realized gain (loss) on investments	(9,573)	5,205	(12,558)	1,092	2,475	711
Unrealized appreciation (depreciation)	16,962	(87)	13,951	2,903	489	2,997
Net increase (decrease) in net assets from operations	$ 6,947	$ 4,747	$ 967	$ 4,065	$ 2,691	$ 3,704

(a) New fund. See Note 1
(b) Name changed. See Note 1

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Changes in Net Assets

For the years ended December 31, 2006 and 2005

(In thousands)	Subaccounts Investing In:
	VIP - Money Market		VIP - Money Market Investor Class (a)		VIP - High Income		VIP - High Income Investor Class (a)
	12/31/06	12/31/05	12/31/06	12/31/05	12/31/06	12/31/05	12/31/06	12/31/05
Operations:
Net investment income (loss)	$ 32,106	$ 17,928	$ 13,913	$ 821	$ 15,535	$ 42,148	$ 4,311	$ 868
Net realized gain (loss) on investments	0	0	0	0	(211)	1,733	238	6
Unrealized appreciation (depreciation)	0	0	0	0	8,525	(38,828)	(530)	(734)
Net increase (decrease) in net assets from operations	32,106	17,928	13,913	821	23,849	5,053	4,019	140
Contract Transactions:
Payments received from contract owners	45,984	243,494	739,174	147,527	1,475	2,234	6,772	2,452
Transfers between sub-accounts and the fixed account, net	155,185	(64,130)	(307,954)	(28,557)	(38,953)	(50,896)	37,150	10,727
Contract benefits	(8,016)	(12,637)	(1,427)	0	(5,233)	(5,432)	(113)	0
Contract terminations	(180,404)	(224,808)	(41,462)	(1,411)	(15,233)	(20,984)	(642)	(14)
Contract maintenance charges	(142)	(143)	0	0	(34)	(43)	0	0
Other transfers (to) from FILI, net	412	945	(7)	(1)	18	(75)	(1)	1
Net increase (decrease) in net assets from contract transactions	13,019	(57,279)	388,324	117,558	(57,960)	(75,196)	43,166	13,166
Total increase (decrease) in net assets	45,125	(39,351)	402,237	118,379	(34,111)	(70,143)	47,185	13,306
Net Assets:
Beginning of period	770,756	810,107	118,379	0	268,654	338,797	13,306	0
End of period	$ 815,881	$ 770,756	$ 520,616	$ 118,379	$ 234,543	$ 268,654	$ 60,491	$ 13,306
(In thousands)	Subaccounts Investing In:
	VIP - Equity-Income		VIP - Equity-Income Investor Class (a)		VIP - Growth		VIP - Growth Investor Class (a)
	12/31/06	12/31/05	12/31/06	12/31/05	12/31/06	12/31/05	12/31/06	12/31/05
Operations:
Net investment income (loss)	$ 27,879	$ 10,238	$ 2,583	$ (11)	$ (3,141)	$ (2,560)	$ (1)	$ (8)
Net realized gain (loss) on investments	163,714	83,580	11,257	10	(33,662)	(34,958)	252	0
Unrealized appreciation (depreciation)	3,872	(39,154)	1,220	741	80,996	75,439	2,231	442
Net increase (decrease) in net assets from operations	195,465	54,664	15,060	740	44,193	37,921	2,482	434
Contract Transactions:
Payments received from contract owners	5,719	6,561	15,025	2,711	3,711	4,419	5,212	981
Transfers between sub-accounts and the fixed account, net	(59,858)	(123,799)	81,323	27,332	(113,142)	(172,044)	30,129	17,114
Contract benefits	(20,778)	(18,637)	(76)	0	(9,849)	(10,779)	(49)	0
Contract terminations	(61,866)	(68,545)	(1,857)	(48)	(45,651)	(57,656)	(1,071)	(20)
Contract maintenance charges	(191)	(215)	0	0	(176)	(215)	0	0
Other transfers (to) from FILI, net	244	182	11	2	27	294	(5)	1
Net increase (decrease) in net assets from contract transactions	(136,730)	(204,453)	94,426	29,997	(165,080)	(235,981)	34,216	18,076
Total increase (decrease) in net assets	58,735	(149,789)	109,486	30,737	(120,887)	(198,060)	36,698	18,510
Net Assets:
Beginning of period	1,110,065	1,259,854	30,737	0	836,725	1,034,785	18,510	0
End of period	$ 1,168,800	$ 1,110,065	$ 140,223	$ 30,737	$ 715,838	$ 836,725	$ 55,208	$ 18,510

(a) New fund. See Note 1
(b) Name changed. See Note 1

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I
Statements of Changes in Net Assets - continued

For the years ended December 31, 2006 and 2005

(In thousands)	Subaccounts Investing In:
	VIP - Overseas		VIP - Overseas, Class R		VIP - Overseas, Class R Investor Class (a)
	12/31/06	12/31/05	12/31/06	12/31/05	12/31/06	12/31/05
Operations:
Net investment income (loss)	$ 212	$ (247)	$ (50)	$ (140)	$ 162	$ (8)
Net realized gain (loss) on investments	3,240	(1,751)	8,491	2,065	913	0
Unrealized appreciation (depreciation)	31,072	37,598	8,451	10,456	9,199	1,606
Net increase (decrease) in net assets from operations	34,524	35,600	16,892	12,381	10,274	1,598
Contract Transactions:
Payments received from contract owners	0	0	2,773	2,667	12,719	1,824
Transfers between sub-accounts and the fixed account, net	(27,610)	(44,768)	20,717	24,013	45,955	20,685
Contract benefits	(2,073)	(1,916)	(1,468)	(746)	(166)	0
Contract terminations	(10,021)	(12,254)	(4,307)	(4,363)	(1,813)	(10)
Contract maintenance charges	(41)	(43)	(53)	(28)	(8)	0
Other transfers (to) from FILI, net	33	24	56	62	7	5
Net increase (decrease) in net assets from contract transactions	(39,712)	(58,957)	17,718	21,605	56,694	22,504
Total increase (decrease) in net assets	(5,188)	(23,357)	34,610	33,986	66,968	24,102
Net Assets:
Beginning of period	225,259	248,616	87,366	53,380	24,102	0
End of period	$ 220,071	$ 225,259	$ 121,976	$ 87,366	$ 91,070	$ 24,102
(In thousands)	Subaccounts Investing In:
	VIP - Investment Grade Bond (b)		VIP - Investment Grade Bond Investor Class (a)		VIP - Asset Manager (b)		VIP - Asset Manager Investor Class (a)
	12/31/06	12/31/05	12/31/06	12/31/05	12/31/06	12/31/05	12/31/06	12/31/05
Operations:
Net investment income (loss)	$ 18,537	$ 18,408	$ 1,470	$ (10)	$ 9,379	$ 10,421	$ 243	$ (3)
Net realized gain (loss) on investments	(2,636)	14,356	125	0	(1,241)	(2,992)	89	3
Unrealized appreciation (depreciation)	1,537	(24,371)	1,810	218	20,798	7,923	918	183
Net increase (decrease) in net assets from operations	17,438	8,393	3,405	208	28,936	15,352	1,250	183
Contract Transactions:
Payments received from contract owners	4,354	6,945	18,850	6,113	1,672	2,384	1,711	319
Transfers between sub-accounts and the fixed account, net	(79,741)	(5,557)	59,898	21,777	(43,218)	(40,853)	13,735	8,441
Contract benefits	(12,920)	(15,793)	(164)	0	(11,510)	(12,401)	0	0
Contract terminations	(38,001)	(46,016)	(2,908)	(27)	(32,444)	(35,657)	(269)	(1)
Contract maintenance charges	(77)	(97)	0	0	(90)	(103)	0	0
Other transfers (to) from FILI, net	(116)	(92)	2	1	(47)	(92)	(4)	(2)
Net increase (decrease) in net assets from contract transactions	(126,501)	(60,610)	75,678	27,864	(85,637)	(86,722)	15,173	8,757
Total increase (decrease) in net assets	(109,063)	(52,217)	79,083	28,072	(56,701)	(71,370)	16,423	8,940
Net Assets:
Beginning of period	610,716	662,933	28,072	0	504,144	575,514	8,940	0
End of period	$ 501,653	$ 610,716	$ 107,155	$ 28,072	$ 447,443	$ 504,144	$ 25,363	$ 8,940

(a) New fund. See Note 1
(b) Name changed. See Note 1

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I
Statements of Changes in Net Assets - continued

For the years ended December 31, 2006 and 2005

(In thousands)	Subaccounts Investing In:
	VIP - Index 500 (b)		VIP - Asset Manager: Growth (b)		VIP - Asset Manager: Growth Investor Class (a)
	12/31/06	12/31/05	12/31/06	12/31/05	12/31/06	12/31/05
Operations:
Net investment income (loss)	$ 8,234	$ 8,658	$ 2,052	$ 3,006	$ 21	$ (1)
Net realized gain (loss) on investments	29,371	22,784	(4,487)	(4,113)	54	31
Unrealized appreciation (depreciation)	81,628	1,739	11,629	5,823	235	20
Net increase (decrease) in net assets from operations	119,233	33,181	9,194	4,716	310	50
Contract Transactions:
Payments received from contract owners	23,589	11,937	951	1,411	538	184
Transfers between sub-accounts and the fixed account, net	(50,005)	(40,630)	(22,374)	(22,108)	4,577	849
Contract benefits	(11,730)	(12,019)	(3,293)	(3,613)	0	0
Contract terminations	(46,166)	(47,504)	(9,501)	(9,883)	(72)	0
Contract maintenance charges	(143)	(170)	(36)	(43)	0	0
Other transfers (to) from FILI, net	187	223	(35)	191	1	2
Net increase (decrease) in net assets from contract transactions	(84,268)	(88,163)	(34,288)	(34,045)	5,044	1,035
Total increase (decrease) in net assets	34,965	(54,982)	(25,094)	(29,329)	5,354	1,085
Net Assets:
Beginning of period	868,798	923,780	171,358	200,687	1,085	0
End of period	$ 903,763	$ 868,798	$ 146,264	$ 171,358	$ 6,439	$ 1,085
(In thousands)	Subaccounts Investing In:
	VIP - Contrafund (b)		VIP - Contrafund Investor Class (a)		VIP - Balanced (b)		VIP - Balanced Investor Class (a)
	12/31/06	12/31/05	12/31/06	12/31/05	12/31/06	12/31/05	12/31/06	12/31/05
Operations:
Net investment income (loss)	$ 7,837	$ (8,970)	$ 2,071	$ (29)	$ 2,295	$ 3,392	$ 302	$ (4)
Net realized gain (loss) on investments	298,927	40,658	21,150	0	8,833	1,752	853	4
Unrealized appreciation (depreciation)	(129,021)	222,337	(2,428)	2,443	9,164	3,896	4,035	364
Net increase (decrease) in net assets from operations	177,743	254,025	20,793	2,414	20,292	9,040	5,190	364
Contract Transactions:
Payments received from contract owners	12,590	13,478	41,394	10,298	1,701	1,903	23,983	4,714
Transfers between sub-accounts and the fixed account, net	(231,484)	102,049	141,961	68,739	3,719	262	39,889	8,342
Contract benefits	(24,770)	(19,203)	(483)	0	(5,532)	(5,267)	0	0
Contract terminations	(85,542)	(86,005)	(4,809)	(54)	(11,133)	(11,032)	(2,269)	(86)
Contract maintenance charges	(355)	(352)	0	0	(32)	(33)	0	0
Other transfers (to) from FILI, net	(325)	430	7	7	(189)	(6)	(2)	(2)
Net increase (decrease) in net assets from contract transactions	(329,886)	10,397	178,070	78,990	(11,466)	(14,173)	61,601	12,968
Total increase (decrease) in net assets	(152,143)	264,422	198,863	81,404	8,826	(5,133)	66,791	13,332
Net Assets:
Beginning of period	1,829,725	1,565,303	81,404	0	194,560	199,693	13,332	0
End of period	$ 1,677,582	$ 1,829,725	$ 280,267	$ 81,404	$ 203,386	$ 194,560	$ 80,123	$ 13,332

(a) New fund. See Note 1
(b) Name changed. See Note 1

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I
Statements of Changes in Net Assets - continued

For the years ended December 31, 2006 and 2005

(In thousands)	Subaccounts Investing In:
	VIP - Dynamic Capital Appreciation (b)		VIP - Dynamic Capital Appreciation Investor Class (a)		VIP - Growth & Income (b)		VIP - Growth & Income Investor Class (a)
	12/31/06	12/31/05	12/31/06	12/31/05	12/31/06	12/31/05	12/31/06	12/31/05
Operations:
Net investment income (loss)	$ (196)	$ (189)	$ 46	$ (2)	$ 273	$ 2,022	$ 26	$ (2)
Net realized gain (loss) on investments	6,672	530	1,062	5	5,853	(3,875)	235	9
Unrealized appreciation (depreciation)	(337)	4,396	403	213	20,518	17,698	1,036	105
Net increase (decrease) in net assets from operations	6,139	4,737	1,511	216	26,644	15,845	1,297	112
Contract Transactions:
Payments received from contract owners	925	396	3,614	887	1,198	1,653	1,322	270
Transfers between sub-accounts and the fixed account, net	(3,155)	33,273	8,772	6,002	(27,743)	(40,973)	7,869	4,265
Contract benefits	(715)	(180)	0	0	(5,433)	(5,933)	0	0
Contract terminations	(2,034)	(1,306)	(295)	0	(13,933)	(17,703)	(200)	0
Contract maintenance charges	(12)	(5)	0	0	(51)	(59)	0	0
Other transfers (to) from FILI, net	23	5	(6)	0	(232)	(3)	1	0
Net increase (decrease) in net assets from contract transactions	(4,968)	32,183	12,085	6,889	(46,194)	(63,018)	8,992	4,535
Total increase (decrease) in net assets	1,171	36,920	13,596	7,105	(19,550)	(47,173)	10,289	4,647
Net Assets:
Beginning of period	52,975	16,055	7,105	0	247,713	294,886	4,647	0
End of period	$ 54,146	$ 52,975	$ 20,701	$ 7,105	$ 228,163	$ 247,713	$ 14,936	$ 4,647
(In thousands)	Subaccounts Investing In:				Subaccounts Investing In:
	VIP - Growth Opportunities (b)		VIP - Growth Opportunities Investor Class (a)		VIP - Mid Cap (b)		VIP - Mid Cap Investor Class (a)
	12/31/06	12/31/05	12/31/06	12/31/05	12/31/06	12/31/05	12/31/06	12/31/05
Operations:
Net investment income (loss)	$ (53)	$ 199	$ 18	$ (2)	$ (3,799)	$ (6,279)	$ (31)	$ (17)
Net realized gain (loss) on investments	(3,638)	1,243	208	15	180,642	47,399	7,678	4
Unrealized appreciation (depreciation)	7,162	8,913	107	154	(88,602)	82,424	2,291	2,073
Net increase (decrease) in net assets from operations	3,471	10,355	333	167	88,241	123,544	9,938	2,060
Contract Transactions:
Payments received from contract owners	582	1,065	313	328	5,811	6,401	20,857	3,809
Transfers between sub-accounts and the fixed account, net	(23,447)	(24,238)	1,332	3,720	(122,735)	34,022	72,906	41,170
Contract benefits	(1,791)	(2,211)	(67)	0	(12,299)	(9,852)	(108)	0
Contract terminations	(6,321)	(9,981)	(158)	(11)	(38,700)	(38,621)	(2,666)	(16)
Contract maintenance charges	(21)	(26)	0	0	(161)	(152)	0	0
Other transfers (to) from FILI, net	(48)	25	3	0	44	244	17	2
Net increase (decrease) in net assets from contract transactions	(31,046)	(35,366)	1,423	4,037	(168,040)	(7,958)	91,006	44,965
Total increase (decrease) in net assets	(27,575)	(25,011)	1,756	4,204	(79,799)	115,586	100,944	47,025
Net Assets:
Beginning of period	124,343	149,354	4,204	0	822,698	707,112	47,025	0
End of period	$ 96,768	$ 124,343	$ 5,960	$ 4,204	$ 742,899	$ 822,698	$ 147,969	$ 47,025

(a) New fund. See Note 1
(b) Name changed. See Note 1

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I
Statements of Changes in Net Assets - continued

For the years ended December 31, 2006 and 2005

(In thousands)	Subaccounts Investing In:
	VIP - Value Strategies (b)		VIP - Value Strategies Investor Class (a)		VIP - Utilities(b)		VIP - Utilities Investor Class (a, b)
	12/31/06	12/31/05	12/31/06	12/31/05	12/31/06	12/31/05	12/31/06	12/31/05
Operations:
Net investment income (loss)	$ (239)	$ (1,374)	$ 7	$ (2)	$ 441	$ 342	$ 152	$ 19
Net realized gain (loss) on investments	22,098	13,132	1,410	18	7,274	3,489	1,301	30
Unrealized appreciation (depreciation)	(5,633)	(12,087)	1,233	252	2,161	(1,365)	(37)	(48)
Net increase (decrease) in net assets from operations	16,226	(329)	2,650	268	9,876	2,466	1,416	1
Contract Transactions:
Payments received from contract owners	878	1,818	3,993	710	473	324	396	110
Transfers between sub-accounts and the fixed account, net	(26,151)	(72,041)	17,711	4,808	28,077	(3,300)	13,227	938
Contract benefits	(2,284)	(2,312)	(104)	0	(734)	(370)	(12)	0
Contract terminations	(6,344)	(10,104)	(377)	(1)	(1,631)	(2,114)	(114)	0
Contract maintenance charges	(20)	(31)	0	0	(26)	(20)	(3)	0
Other transfers (to) from FILI, net	56	53	2	2	28	23	0	(2)
Net increase (decrease) in net assets from contract transactions	(33,865)	(82,617)	21,225	5,519	26,187	(5,457)	13,494	1,046
Total increase (decrease) in net assets	(17,639)	(82,946)	23,875	5,787	36,063	(2,991)	14,910	1,047
Net Assets:
Beginning of period	127,394	210,340	5,787	0	30,318	33,309	1,047	0
End of period	$ 109,755	$ 127,394	$ 29,662	$ 5,787	$ 66,381	$ 30,318	$ 15,957	$ 1,047
(In thousands)	Subaccounts Investing In:
	VIP - Technology (b)		VIP - Technology Investor Class (a)		VIP - Energy (b)		VIP - Energy Investor Class (a, b)
	12/31/06	12/31/05	12/31/06	12/31/05	12/31/06	12/31/05	12/31/06	12/31/05
Operations:
Net investment income (loss)	$ (557)	$ (262)	$ (26)	$ (2)	$ (802)	$ (583)	$ 229	$ 57
Net realized gain (loss) on investments	7,482	(529)	572	3	89,521	31,535	7,016	704
Unrealized appreciation (depreciation)	(2,918)	4,906	(322)	138	(51,346)	42,628	(4,645)	(91)
Net increase (decrease) in net assets from operations	4,007	4,115	224	139	37,373	73,580	2,600	670
Contract Transactions:
Payments received from contract owners	831	588	1,654	337	4,137	3,574	6,430	1,154
Transfers between sub-accounts and the fixed account, net	(14,659)	(34,518)	8,039	5,005	(75,575)	128,299	25,524	13,943
Contract benefits	(849)	(695)	(14)	0	(4,230)	(2,079)	(287)	0
Contract terminations	(2,811)	(4,625)	(219)	(1)	(14,744)	(10,633)	(1,429)	(1)
Contract maintenance charges	(54)	(55)	(5)	(1)	(224)	(240)	(25)	(4)
Other transfers (to) from FILI, net	19	13	2	1	212	189	14	2
Net increase (decrease) in net assets from contract transactions	(17,523)	(39,292)	9,457	5,341	(90,424)	119,110	30,227	15,094
Total increase (decrease) in net assets	(13,516)	(35,177)	9,681	5,480	(53,051)	192,690	32,827	15,764
Net Assets:
Beginning of period	71,696	106,873	5,480	0	305,374	112,684	15,764	0
End of period	$ 58,180	$ 71,696	$ 15,161	$ 5,480	$ 252,323	$ 305,374	$ 48,591	$ 15,764

(a) New fund. See Note 1
(b) Name changed. See Note 1

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I
Statements of Changes in Net Assets - continued

For the years ended December 31, 2006 and 2005

(In thousands)	Subaccounts Investing In:
	VIP - Health Care (b)		VIP - Health Care Investor Class (a)		VIP - Financial Services (b)		VIP - Financial Services Investor Class (a)
	12/31/06	12/31/05	12/31/06	12/31/05	12/31/06	12/31/05	12/31/06	12/31/05
Operations:
Net investment income (loss)	$ (611)	$ (547)	$ (23)	$ (2)	$ 106	$ 163	$ 17	$ (1)
Net realized gain (loss) on investments	9,664	1,507	175	2	2,883	2,411	161	0
Unrealized appreciation (depreciation)	(5,873)	11,768	562	103	1,352	(1,126)	761	59
Net increase (decrease) in net assets from operations	3,180	12,728	714	103	4,341	1,448	939	58
Contract Transactions:
Payments received from contract owners	801	1,137	1,620	913	298	329	1,172	240
Transfers between sub-accounts and the fixed account, net	(46,686)	42,688	5,911	5,962	8,134	(7,100)	8,000	1,592
Contract benefits	(985)	(732)	(14)	0	(523)	(317)	0	0
Contract terminations	(3,504)	(5,132)	(184)	0	(987)	(2,707)	(49)	(1)
Contract maintenance charges	(35)	(47)	(10)	(1)	(21)	(14)	(3)	0
Other transfers (to) from FILI, net	11	36	5	(1)	3	10	6	0
Net increase (decrease) in net assets from contract transactions	(50,398)	37,950	7,328	6,873	6,904	(9,799)	9,126	1,831
Total increase (decrease) in net assets	(47,218)	50,678	8,042	6,976	11,245	(8,351)	10,065	1,889
Net Assets:
Beginning of period	109,317	58,639	6,976	0	29,191	37,542	1,889	0
End of period	$ 62,099	$ 109,317	$ 15,018	$ 6,976	$ 40,436	$ 29,191	$ 11,954	$ 1,889
(In thousands)	Subaccounts Investing In:
	VIP - Industrials (b)		VIP - Industrials Investor Class (a, b)		VIP - Consumer Discretionary (b)		VIP - Consumer Discretionary Investor Class (a, b)
	12/31/06	12/31/05	12/31/06	12/31/05	12/31/06	12/31/05	12/31/06	12/31/05
Operations:
Net investment income (loss)	$ 15	$ (144)	$ 81	$ 9	$ (9)	$ (56)	$ 13	$ 0
Net realized gain (loss) on investments	9,294	9,110	1,519	136	574	343	41	2
Unrealized appreciation (depreciation)	(4,086)	(4,130)	(1,019)	(49)	139	(216)	110	4
Net increase (decrease) in net assets from operations	5,223	4,836	581	96	704	71	164	6
Contract Transactions:
Payments received from contract owners	575	544	1,539	60	45	115	336	11
Transfers between sub-accounts and the fixed account, net	(3,476)	(14,559)	8,054	1,638	3,007	(1,961)	3,361	199
Contract benefits	(729)	(576)	0	0	(112)	(60)	0	0
Contract terminations	(1,868)	(3,065)	(151)	0	(178)	(434)	(3)	0
Contract maintenance charges	(33)	(33)	(4)	0	(9)	(6)	0	0
Other transfers (to) from FILI, net	17	19	(3)	1	12	2	1	(2)
Net increase (decrease) in net assets from contract transactions	(5,514)	(17,670)	9,435	1,699	2,765	(2,344)	3,695	208
Total increase (decrease) in net assets	(291)	(12,834)	10,016	1,795	3,469	(2,273)	3,859	214
Net Assets:
Beginning of period	41,817	54,651	1,795	0	5,720	7,993	214	0
End of period	$ 41,526	$ 41,817	$ 11,811	$ 1,795	$ 9,189	$ 5,720	$ 4,073	$ 214

(a) New fund. See Note 1
(b) Name changed. See Note 1

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I
Statements of Changes in Net Assets - continued

For the years ended December 31, 2006 and 2005

(In thousands)	Subaccounts Investing In:
	VIP - Real Estate (b)		VIP - Real Estate Investor Class (a)		VIP - Strategic Income (b)		VIP - Strategic Income Investor Class (a)
	12/31/06	12/31/05	12/31/06	12/31/05	12/31/06	12/31/05	12/31/06	12/31/05
Operations:
Net investment income (loss)	$ 1,216	$ 2,084	$ 509	$ 155	$ 3,898	$ 4,057	$ 3,878	$ 850
Net realized gain (loss) on investments	24,037	21,700	3,456	346	2,401	3,301	262	38
Unrealized appreciation (depreciation)	18,036	(7,623)	2,458	(251)	1,379	(4,753)	266	(690)
Net increase (decrease) in net assets from operations	43,289	16,161	6,423	250	7,678	2,605	4,406	198
Contract Transactions:
Payments received from contract owners	1,994	3,311	4,505	966	2,236	2,865	25,678	5,069
Transfers between sub-accounts and the fixed account, net	16,090	(15,671)	26,780	5,657	(12,147)	40,662	44,381	16,284
Contract benefits	(2,197)	(1,430)	0	0	(1,978)	(1,770)	(340)	0
Contract terminations	(6,225)	(7,597)	(512)	(18)	(6,527)	(8,163)	(1,942)	(10)
Contract maintenance charges	(31)	(30)	0	0	(16)	(18)	0	0
Other transfers (to) from FILI, net	83	178	(5)	0	18	55	2	1
Net increase (decrease) in net assets from contract transactions	9,714	(21,239)	30,768	6,605	(18,414)	33,631	67,779	21,344
Total increase (decrease) in net assets	53,003	(5,078)	37,191	6,855	(10,736)	36,236	72,185	21,542
Net Assets:
Beginning of period	128,262	133,340	6,855	0	121,153	84,917	21,542	0
End of period	$ 181,265	$ 128,262	$ 44,046	$ 6,855	$ 110,417	$ 121,153	$ 93,727	$ 21,542
(In thousands)	Subaccounts Investing In:
	VIP - Aggressive Growth (a)		VIP - Aggressive Growth Investor Class (a)		VIP - International Capital Appreciation (a)		VIP - International Capital Appreciation, Class R (a)	VIP - International Capital Appreciation Investor Class (a)
	12/31/06	12/31/05	12/31/06	12/31/05	12/31/06	12/31/05	12/31/06	12/31/06	12/31/05
Operations:
Net investment income (loss)	$ (37)	$ (15)	$ (7)	$ 0	$ 62	$ (7)	$ (60)	$ 115	$ 14
Net realized gain (loss) on investments	367	228	223	40	98	81	1,083	1,053	9
Unrealized appreciation (depreciation)	(88)	(6)	(44)	(21)	17	597	200	1,123	578
Net increase (decrease) in net assets from operations	242	207	172	19	177	671	1,223	2,291	601
Contract Transactions:
Payments received from contract owners	122	18	572	30	222	79	259	4,837	1,514
Transfers between sub-accounts and the fixed account, net	(399)	4,562	1,405	1,232	(8,699)	7,919	13,699	6,351	7,180
Contract benefits	(35)	(11)	0	0	(23)	(33)	(101)	0	0
Contract terminations	(204)	(23)	(77)	0	(246)	(63)	(403)	(539)	(12)
Contract maintenance charges	(1)	(1)	0	0	(2)	(5)	(10)	(4)	0
Other transfers (to) from FILI, net	3	(7)	0	0	0	3	21	(5)	2
Net increase (decrease) in net assets from contract transactions	(514)	4,538	1,900	1,262	(8,748)	7,900	13,465	10,640	8,684
Total increase (decrease) in net assets	(272)	4,745	2,072	1,281	(8,571)	8,571	14,688	12,931	9,285
Net Assets:
Beginning of period	4,745	0	1,281	0	8,571	0	0	9,285	0
End of period	$ 4,473	$ 4,745	$ 3,353	$ 1,281	$ 0	$ 8,571	$ 14,688	$ 22,216	$ 9,285

(a) New fund. See Note 1
(b) Name changed. See Note 1

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I
Statements of Changes in Net Assets - continued

For the years ended December 31, 2006 and 2005

(In thousands)	Subaccounts Investing In:
	VIP - Value Leaders (a)		VIP - Value Leaders Investor Class (a)		VIP - Value (a)		VIP - Value Investor Class (a)
	12/31/06	12/31/05	12/31/06	12/31/05	12/31/06	12/31/05	12/31/06	12/31/05
Operations:
Net investment income (loss)	$ 16	$ 40	$ 172	$ 14	$ 43	$ 15	$ 124	$ 30
Net realized gain (loss) on investments	2,334	185	812	14	521	61	356	1
Unrealized appreciation (depreciation)	2,410	1,074	1,139	67	711	190	1,339	88
Net increase (decrease) in net assets from operations	4,760	1,299	2,123	95	1,275	266	1,819	119
Contract Transactions:
Payments received from contract owners	247	101	2,667	430	267	203	4,293	1,350
Transfers between sub-accounts and the fixed account, net	1,958	32,160	17,806	3,579	4,686	7,824	7,536	5,367
Contract benefits	(474)	(94)	0	0	(173)	(34)	(245)	0
Contract terminations	(1,848)	(355)	(447)	0	(576)	(71)	(525)	(1)
Contract maintenance charges	(7)	(2)	0	0	(3)	(1)	0	0
Other transfers (to) from FILI, net	17	13	3	(2)	5	3	1	0
Net increase (decrease) in net assets from contract transactions	(107)	31,823	20,029	4,007	4,206	7,924	11,060	6,716
Total increase (decrease) in net assets	4,653	33,122	22,152	4,102	5,481	8,190	12,879	6,835
Net Assets:
Beginning of period	33,122	0	4,102	0	8,190	0	6,835	0
End of period	$ 37,775	$ 33,122	$ 26,254	$ 4,102	$ 13,671	$ 8,190	$ 19,714	$ 6,835
(In thousands)	Subaccounts Investing In:
	VIP - Growth Stock (a)		VIP - Growth Stock Investor Class (a)		VIP - Freedom Income (a)		VIP - Freedom Income Investor Class (a)
	12/31/06	12/31/05	12/31/06	12/31/05	12/31/06	12/31/05	12/31/06	12/31/05
Operations:
Net investment income (loss)	$ (105)	$ (65)	$ (8)	$ (1)	$ 173	$ 30	$ (2)	$ (1)
Net realized gain (loss) on investments	36	77	62	3	151	3	94	0
Unrealized appreciation (depreciation)	(408)	462	(105)	44	23	35	395	28
Net increase (decrease) in net assets from operations	(477)	474	(51)	46	347	68	487	27
Contract Transactions:
Payments received from contract owners	85	53	460	207	206	23	3,008	1,160
Transfers between sub-accounts and the fixed account, net	(12,881)	18,936	1,255	1,815	3,584	4,460	4,723	1,189
Contract benefits	(165)	(60)	0	0	(46)	0	0	0
Contract terminations	(822)	(268)	(80)	0	(994)	(34)	(237)	0
Contract maintenance charges	(3)	(2)	0	0	(2)	(1)	0	0
Other transfers (to) from FILI, net	1	5	0	0	3	0	(1)	0
Net increase (decrease) in net assets from contract transactions	(13,785)	18,664	1,635	2,022	2,751	4,448	7,493	2,349
Total increase (decrease) in net assets	(14,262)	19,138	1,584	2,068	3,098	4,516	7,980	2,376
Net Assets:
Beginning of period	19,138	0	2,068	0	4,516	0	2,376	0
End of period	$ 4,876	$ 19,138	$ 3,652	$ 2,068	$ 7,614	$ 4,516	$ 10,356	$ 2,376

(a) New fund. See Note 1
(b) Name changed. See Note 1

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I
Statements of Changes in Net Assets - continued

For the years ended December 31, 2006 and 2005

(In thousands)	Subaccounts Investing In:
	VIP - Freedom 2005 (a)		VIP - Freedom 2005 Investor Class (a)		VIP - Freedom 2010 (a)		VIP - Freedom 2010 Investor Class (a)
	12/31/06	12/31/05	12/31/06	12/31/05	12/31/06	12/31/05	12/31/06	12/31/05
Operations:
Net investment income (loss)	$ 128	$ 11	$ 3	$ (1)	$ 192	$ 20	$ (6)	$ (3)
Net realized gain (loss) on investments	226	11	74	6	330	33	230	0
Unrealized appreciation (depreciation)	164	108	228	38	795	268	1,697	177
Net increase (decrease) in net assets from operations	518	130	305	43	1,317	321	1,921	174
Contract Transactions:
Payments received from contract owners	49	13	1,470	416	274	65	6,130	2,498
Transfers between sub-accounts and the fixed account, net	2,137	4,638	757	1,357	8,031	10,389	11,628	7,083
Contract benefits	0	0	0	0	(1)	0	0	0
Contract terminations	(634)	(59)	(88)	(5)	(1,716)	(268)	(623)	(3)
Contract maintenance charges	(1)	0	0	0	(3)	(1)	0	0
Other transfers (to) from FILI, net	3	1	(1)	(1)	1	0	0	0
Net increase (decrease) in net assets from contract transactions	1,554	4,593	2,138	1,767	6,586	10,185	17,135	9,578
Total increase (decrease) in net assets	2,072	4,723	2,443	1,810	7,903	10,506	19,056	9,752
Net Assets:
Beginning of period	4,723	0	1,810	0	10,506	0	9,752	0
End of period	$ 6,795	$ 4,723	$ 4,253	$ 1,810	$ 18,409	$ 10,506	$ 28,808	$ 9,752
(In thousands)	Subaccounts Investing In:
	VIP - Freedom 2015 (a)		VIP - Freedom 2015 Investor Class (a)		VIP - Freedom 2020 (a)		VIP - Freedom 2020 Investor Class (a)
	12/31/06	12/31/05	12/31/06	12/31/05	12/31/06	12/31/05	12/31/06	12/31/05
Operations:
Net investment income (loss)	$ 96	$ 29	$ (27)	$ (2)	$ 140	$ 39	$ (2)	$ (4)
Net realized gain (loss) on investments	424	59	132	6	620	63	163	5
Unrealized appreciation (depreciation)	1,057	344	2,553	166	899	469	3,009	269
Net increase (decrease) in net assets from operations	1,577	432	2,658	170	1,659	571	3,170	270
Contract Transactions:
Payments received from contract owners	615	234	9,221	1,563	449	409	10,708	2,140
Transfers between sub-accounts and the fixed account, net	7,031	11,437	18,835	4,990	3,241	12,571	19,322	8,373
Contract benefits	(17)	0	(32)	0	(9)	(2)	0	0
Contract terminations	(841)	(1,035)	(769)	(3)	(939)	(36)	(697)	0
Contract maintenance charges	(4)	(1)	0	0	(3)	0	0	0
Other transfers (to) from FILI, net	0	1	14	0	(3)	(1)	(4)	(1)
Net increase (decrease) in net assets from contract transactions	6,784	10,636	27,269	6,550	2,736	12,941	29,329	10,512
Total increase (decrease) in net assets	8,361	11,068	29,927	6,720	4,395	13,512	32,499	10,782
Net Assets:
Beginning of period	11,068	0	6,720	0	13,512	0	10,782	0
End of period	$ 19,429	$ 11,068	$ 36,647	$ 6,720	$ 17,907	$ 13,512	$ 43,281	$ 10,782

(a) New fund. See Note 1
(b) Name changed. See Note 1

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I
Statements of Changes in Net Assets - continued

For the years ended December 31, 2006 and 2005

(In thousands)	Subaccounts Investing In:
	VIP - Freedom 2025 (a)		VIP - Freedom 2025 Investor Class (a)		VIP - Freedom 2030 (a)		VIP - Freedom 2030 Investor Class (a)
	12/31/06	12/31/05	12/31/06	12/31/05	12/31/06	12/31/05	12/31/06	12/31/05
Operations:
Net investment income (loss)	$ 58	$ 12	$ (6)	$ (1)	$ 102	$ 22	$ 3	$ (2)
Net realized gain (loss) on investments	417	12	60	0	398	44	219	1
Unrealized appreciation (depreciation)	163	149	1,001	64	567	279	884	140
Net increase (decrease) in net assets from operations	638	173	1,055	63	1,067	345	1,106	139
Contract Transactions:
Payments received from contract owners	323	127	3,279	713	594	398	4,614	517
Transfers between sub-accounts and the fixed account, net	1,751	3,971	7,210	1,370	3,475	6,434	3,765	3,931
Contract benefits	0	0	0	0	0	0	0	0
Contract terminations	(442)	(250)	(9)	(1)	(410)	(3)	(530)	(1)
Contract maintenance charges	(1)	0	0	0	(2)	(1)	0	0
Other transfers (to) from FILI, net	(1)	(1)	0	0	0	(4)	(6)	(1)
Net increase (decrease) in net assets from contract transactions	1,630	3,847	10,480	2,082	3,657	6,824	7,843	4,446
Total increase (decrease) in net assets	2,268	4,020	11,535	2,145	4,724	7,169	8,949	4,585
Net Assets:
Beginning of period	4,020	0	2,145	0	7,169	0	4,585	0
End of period	$ 6,288	$ 4,020	$ 13,680	$ 2,145	$ 11,893	$ 7,169	$ 13,534	$ 4,585
(In thousands)	Subaccounts Investing In:
	VIP - Freedom Lifetime Income I (a)		VIP - Freedom Lifetime Income II (a)		VIP - Freedom Lifetime Income III (a)		VIP - Disciplined Small Cap (a)	VIP - Disciplined Small Cap Investor Class (a)
	12/31/06	12/31/05	12/31/06	12/31/05	12/31/06	12/31/05	12/31/06	12/31/06
Operations:
Net investment income (loss)	$ 91	$ 8	$ 139	$ 7	$ 65	$ 9	$ (7)	$ 4
Net realized gain (loss) on investments	82	9	115	8	111	13	37	43
Unrealized appreciation (depreciation)	269	0	693	8	457	49	318	523
Net increase (decrease) in net assets from operations	442	17	947	23	633	71	348	570
Contract Transactions:
Payments received from contract owners	0	0	0	0	0	0	133	1,735
Transfers between sub-accounts and the fixed account, net	6,136	1,857	14,229	1,297	5,437	1,886	7,772	7,201
Contract benefits	(249)	(3)	(475)	(5)	(278)	(83)	(18)	0
Contract terminations	(760)	0	(171)	0	(56)	0	(6)	(8)
Contract maintenance charges	0	0	0	0	0	0	0	0
Other transfers (to) from FILI, net	5	0	9	1	3	25	4	0
Net increase (decrease) in net assets from contract transactions	5,132	1,854	13,592	1,293	5,106	1,828	7,885	8,928
Total increase (decrease) in net assets	5,574	1,871	14,539	1,316	5,739	1,899	8,233	9,498
Net Assets:
Beginning of period	1,871	0	1,316	0	1,899	0	0	0
End of period	$ 7,445	$ 1,871	$ 15,855	$ 1,316	$ 7,638	$ 1,899	$ 8,233	$ 9,498

(a) New fund. See Note 1
(b) Name changed. See Note 1

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I
Statements of Changes in Net Assets - continued

For the years ended December 31, 2006 and 2005

(In thousands)	Subaccounts Investing In:
	VIP - FundsManager 20% (a)	VIP - FundsManager 50% (a)	VIP - FundsManager 70% (a)	VIP - FundsManager 85% (a)	UIF - Emerging Markets Equity		UIF - Emerging Markets Debt
	12/31/06	12/31/06	12/31/06	12/31/06	12/31/06	12/31/05	12/31/06	12/31/05
Operations:
Net investment income (loss)	$ 262	$ 1,208	$ 1,301	$ 370	$ (211)	$ (682)	$ 3,960	$ 4,019
Net realized gain (loss) on investments	229	1,311	1,839	937	38,583	5,206	2,760	2,648
Unrealized appreciation (depreciation)	145	3,752	6,391	2,769	33,056	40,214	(1,880)	(453)
Net increase (decrease) in net assets from operations	636	6,271	9,531	4,076	71,428	44,738	4,840	6,214
Contract Transactions:
Payments received from contract owners	9,344	27,995	31,348	8,367	3,874	1,971	1,559	869
Transfers between sub-accounts and the fixed account, net	11,684	91,683	117,714	49,899	15,310	59,529	(12,224)	1,536
Contract benefits	(30)	(292)	(449)	(217)	(2,841)	(1,466)	(653)	(659)
Contract terminations	(341)	(1,211)	(1,015)	(355)	(8,790)	(6,926)	(2,875)	(2,902)
Contract maintenance charges	0	(2)	(2)	(1)	(48)	(32)	(10)	(12)
Other transfers (to) from FILI, net	3	33	51	49	127	59	19	12
Net increase (decrease) in net assets from contract transactions	20,660	118,206	147,647	57,742	7,632	53,135	(14,184)	(1,156)
Total increase (decrease) in net assets	21,296	124,477	157,178	61,818	79,060	97,873	(9,344)	5,058
Net Assets:
Beginning of period	0	0	0	0	212,239	114,366	61,936	56,878
End of period	$ 21,296	$ 124,477	$ 157,178	$ 61,818	$ 291,299	$ 212,239	$ 52,592	$ 61,936
(In thousands)	Subaccounts Investing In:
	UIF - Global Value Equity		UIF - International Magnum		OMIF - Growth II (b)		OMIF - Small Cap (b)
	12/31/06	12/31/05	12/31/06	12/31/05	12/31/06	12/31/05	12/31/06	12/31/05
Operations:
Net investment income (loss)	$ 398	$ 132	$ (600)	$ 308	$ (164)	$ (191)	$ (798)	$ (1,016)
Net realized gain (loss) on investments	4,314	1,891	10,964	3,065	(7,943)	(15,037)	4,204	3,056
Unrealized appreciation (depreciation)	5,343	662	8,661	3,821	9,365	17,344	10,552	(1,969)
Net increase (decrease) in net assets from operations	10,055	2,685	19,025	7,194	1,258	2,116	13,958	71
Contract Transactions:
Payments received from contract owners	1,134	743	2,357	794	0	0	0	0
Transfers between sub-accounts and the fixed account, net	2,498	(2,567)	21,910	6,477	(3,463)	(5,997)	(20,483)	(27,731)
Contract benefits	(809)	(728)	(1,130)	(970)	(207)	(308)	(1,609)	(1,769)
Contract terminations	(2,883)	(3,148)	(3,852)	(3,819)	(1,278)	(1,530)	(5,527)	(7,746)
Contract maintenance charges	(8)	(9)	(10)	(9)	(7)	(9)	(19)	(26)
Other transfers (to) from FILI, net	(1)	4	26	20	2	(4)	(6)	(46)
Net increase (decrease) in net assets from contract transactions	(69)	(5,705)	19,301	2,493	(4,953)	(7,848)	(27,644)	(37,318)
Total increase (decrease) in net assets	9,986	(3,020)	38,326	9,687	(3,695)	(5,732)	(13,686)	(37,247)
Net Assets:
Beginning of period	53,352	56,372	73,782	64,095	22,039	27,771	105,780	143,027
End of period	$ 63,338	$ 53,352	$ 112,108	$ 73,782	$ 18,344	$ 22,039	$ 92,094	$ 105,780

(a) New fund. See Note 1
(b) Name changed. See Note 1

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I
Statements of Changes in Net Assets - continued

For the years ended December 31, 2006 and 2005

(In thousands)	Subaccounts Investing In:
	OMIF - Select Value (b)		OMIF - Columbus Circle Technology & Communications (b)		OMIF - Large Cap Growth (b)		WFAF - Advantage VT Discovery (b)
	12/31/06	12/31/05	12/31/06	12/31/05	12/31/06	12/31/05	12/31/06	12/31/05
Operations:
Net investment income (loss)	$ 223	$ 440	$ (520)	$ (642)	$ (538)	$ (630)	$ (442)	$ (497)
Net realized gain (loss) on investments	(1,626)	(3,295)	(321,766)	(97,025)	(40,747)	(60,733)	(9,573)	(18,913)
Unrealized appreciation (depreciation)	9,028	4,314	324,560	102,873	45,962	63,070	16,962	23,895
Net increase (decrease) in net assets from operations	7,625	1,459	2,274	5,206	4,677	1,707	6,947	4,485
Contract Transactions:
Payments received from contract owners	0	0	0	0	0	0	0	0
Transfers between sub-accounts and the fixed account, net	(6,271)	(8,789)	(15,710)	(24,388)	(11,456)	(20,477)	(8,600)	(14,822)
Contract benefits	(804)	(866)	(520)	(574)	(801)	(737)	(642)	(873)
Contract terminations	(2,449)	(2,772)	(4,112)	(4,967)	(4,708)	(5,921)	(3,442)	(3,655)
Contract maintenance charges	(8)	(11)	(43)	(55)	(24)	(29)	(16)	(18)
Other transfers (to) from FILI, net	(12)	(20)	4	8	(20)	(5)	(10)	(6)
Net increase (decrease) in net assets from contract transactions	(9,544)	(12,458)	(20,381)	(29,976)	(17,009)	(27,169)	(12,710)	(19,374)
Total increase (decrease) in net assets	(1,919)	(10,999)	(18,107)	(24,770)	(12,332)	(25,462)	(5,763)	(14,889)
Net Assets:
Beginning of period	37,074	48,073	74,887	99,657	72,996	98,458	56,536	71,425
End of period	$ 35,155	$ 37,074	$ 56,780	$ 74,887	$ 60,664	$ 72,996	$ 50,773	$ 56,536
(In thousands)	Subaccounts Investing In:
	WFAF - Advantage VT Opportunity (b)		CST - Small Cap Core I (b)		CST - International Focus		CST - Global Small Cap Focus (b)		Lazard - Retirement Emerging Markets (a)
	12/31/06	12/31/05	12/31/06	12/31/05	12/31/06	12/31/05	12/31/06	12/31/05	12/31/06
Operations:
Net investment income (loss)	$ (371)	$ (435)	$ (426)	$ (591)	$ 70	$ 1	$ (273)	$ (235)	$ (4)
Net realized gain (loss) on investments	5,205	(1,502)	(12,558)	(74)	1,092	160	2,475	1,538	711
Unrealized appreciation (depreciation)	(87)	5,134	13,951	(2,604)	2,903	2,611	489	2,629	2,997
Net increase (decrease) in net assets from operations	4,747	3,197	967	(3,269)	4,065	2,772	2,691	3,932	3,704
Contract Transactions:
Payments received from contract owners	0	0	454	695	276	157	463	369	2,893
Transfers between sub-accounts and the fixed account, net	(7,835)	(11,917)	(12,807)	(34,498)	1,400	6,772	(8,923)	4,279	32,209
Contract benefits	(663)	(834)	(659)	(849)	(194)	(224)	(641)	(321)	(155)
Contract terminations	(2,556)	(3,550)	(3,010)	(4,486)	(1,629)	(948)	(1,270)	(1,719)	(141)
Contract maintenance charges	(10)	(12)	(10)	(15)	(6)	(4)	(7)	(6)	(1)
Other transfers (to) from FILI, net	0	(16)	(16)	4	(9)	1	(21)	13	15
Net increase (decrease) in net assets from contract transactions	(11,064)	(16,329)	(16,048)	(39,149)	(162)	5,754	(10,399)	2,615	34,820
Total increase (decrease) in net assets	(6,317)	(13,132)	(15,081)	(42,418)	3,903	8,526	(7,708)	6,547	38,524
Net Assets:
Beginning of period	48,244	61,376	55,331	97,749	23,996	15,470	32,774	26,227	0
End of period	$ 41,927	$ 48,244	$ 40,250	$ 55,331	$ 27,899	$ 23,996	$ 25,066	$ 32,774	$ 38,524

(a) New fund. See Note 1
(b) Name changed. See Note 1

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

Fidelity Investments Variable Annuity Account I

1. Organization

Fidelity Investments Variable Annuity Account I (the "Account"), a unit investment trust registered under the Investment Company Act of 1940 as amended, was established by Fidelity Investments Life Insurance Company ("FILI"), a wholly-owned subsidiary of FMR Corp., on July 22, 1987 and exists in accordance with the regulations of the State of Utah Insurance Department. The Account is a funding vehicle of individual Fidelity Retirement Reserves, Fidelity Personal Retirement, Fidelity Income Advantage and Fidelity Freedom Lifetime Income variable annuity contracts. The net assets and units of Fidelity Retirement Reserve contracts that have annuitized are reported with Fidelity Income Advantage. In 2005, Fidelity Personal Retirement and Fidelity Freedom Lifetime Income variable annuity contracts began funding the Account. Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from the other assets and liabilities of FILI. The Account cannot be charged with liabilities arising out of any other business of FILI.

Each subaccount invests exclusively in one of the Funds ("Underlying Funds") that are part of the following fund groups:

Fund Groups
Fidelity Variable Insurance Product Funds ("VIP")
Fidelity Variable Insurance Product Funds (Investor Class) ("VIP Investor Class")
The Universal Institutional Funds ("UIF")
Old Mutual Insurance Series Funds ("OMIF")
Wells Fargo Advantage Variable Trust Funds ("WFAF")
Credit Suisse Trust ("CST")
Lazard Retirement Series, Inc. ("Lazard")

During 2006, the following Underlying Funds were added:

VIP - International Capital Appreciation, Class R
VIP - Disciplined Small Cap
VIP - Disciplined Small Cap Investor Class
VIP - FundsManager 20%
VIP - FundsManager 50%
VIP - FundsManager 70%
VIP - FundsManager 85%
Lazard - Retirement Emerging Markets

The Underlying Funds added during 2006 commenced operations on May 1, 2006.

During 2006, the following Underlying Funds were renamed:

Old Name	New Name
VIP - Consumer Industries	VIP - Consumer Discretionary
VIP - Consumer Industries Investor Class	VIP - Consumer Discretionary Investor Class
VIP - Cyclical Industries	VIP - Industrials
VIP - Cyclical Industries Investor Class	VIP - Industrials Investor Class
VIP - Natural Resources	VIP - Energy
VIP - Natural Resources Investor Class	VIP - Energy Investor Class
VIP - Telecom & Utilities	VIP - Utilities
VIP - Telecom & Utilities Investor Class	VIP - Utilities Investor Class
OMIF - Technologies & Communications	OMIF - Columbus Circle Technology & Communications
WFAF - Discovery	WFAF - Advantage VT Discovery
WFAF - Opportunity	WFAF - Advantage VT Opportunity
CST - Small Cap Growth	CST - Small Cap Core I

Effective March 1, 2006, all of the shares in the initial share class of the VIP International Capital Appreciation Fund were transferred to the redemption share class of the VIP International Capital Appreciation Fund. The investment objectives and strategies of the two funds are substantially the same.

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

1. Organization - continued

During 2005, the Fidelity Variable Insurance Products Funds ("Investor Class") was added to the fund group and the following fund groups were renamed:

Old Name	New Name
Fidelity Variable Insurance Products Funds II	Fidelity Variable Insurance Products Funds
Fidelity Variable Insurance Products Funds III	Fidelity Variable Insurance Products Funds
Fidelity Variable Insurance Products Funds IV	Fidelity Variable Insurance Products Funds
PBHG Insurance Series Funds	Old Mutual Insurance Series Funds
Strong Variable Insurance Funds	Wells Fargo Advantage Variable Trust Funds

During 2005, the following Underlying Funds were added:

VIP - Money Market Investor Class	VIP - International Capital Appreciation
VIP - High Income Investor Class	VIP - International Capital Appreciation Investor Class
VIP - Equity-Income Investor Class	VIP - Value Leaders
VIP - Growth Investor Class	VIP - Value Leaders Investor Class
VIP - Overseas, Class R Investor Class	VIP - Value
VIP - Investment Grade Bond Investor Class	VIP - Value Investor Class
VIP - Asset Manager Investor Class	VIP - Growth Stock
VIP - Asset Manager: Growth Investor Class	VIP - Growth Stock Investor Class
VIP - Contrafund Investor Class	VIP - Freedom Income
VIP - Balanced Investor Class	VIP - Freedom Income Investor Class
VIP - Dynamic Capital Appreciation Investor Class	VIP - Freedom 2005
VIP - Growth & Income Investor Class	VIP - Freedom 2005 Investor Class
VIP - Growth Opportunities Investor Class	VIP - Freedom 2010
VIP - Mid Cap Investor Class	VIP - Freedom 2010 Investor Class
VIP - Value Strategies Investor Class	VIP - Freedom 2015
VIP - Telecomm. and Utilities Growth Investor Class	VIP - Freedom 2015 Investor Class
VIP - Technology Investor Class	VIP - Freedom 2020
VIP - Natural Resources Investor Class	VIP - Freedom 2020 Investor Class
VIP - Health Care Investor Class	VIP - Freedom 2025
VIP - Financial Services Investor Class	VIP - Freedom 2025 Investor Class
VIP - Cyclical Industries Investor Class	VIP - Freedom 2030
VIP - Consumer Industries Investor Class	VIP - Freedom 2030 Investor Class
VIP - Real Estate Investor Class	VIP - Freedom Lifetime Income I
VIP - Strategic Income Investor Class	VIP - Freedom Lifetime Income II
VIP - Aggressive Growth	VIP - Freedom Lifetime Income III
VIP - Aggressive Growth Investor Class

The VIP and VIP Investor Class funds added during 2005, commenced operations on July 1, 2005 and August 15, 2005, respectively.

During 2005, the following Underlying Funds were renamed:

Old Name	New Name
VIP II - Investment Grade Bond	VIP - Investment Grade Bond
VIP II - Asset Manager	VIP - Asset Manager
VIP II - Index 500	VIP - Index 500
VIP II - Asset Manager: Growth	VIP - Asset Manager: Growth
VIP II - Contrafund	VIP - Contrafund
VIP III - Balanced	VIP - Balanced
VIP III - Dynamic Capital Appreciation	VIP - Dynamic Capital Appreciation
VIP III - Growth & Income	VIP - Growth & Income
VIP III - Growth Opportunities	VIP - Growth Opportunities
VIP III - Mid Cap	VIP - Mid Cap
VIP III - Value Strategies	VIP - Value Strategies
VIP IV - Telecomm. and Utilities Growth	VIP - Telecomm. and Utilities Growth
VIP IV - Technology	VIP - Technology
VIP IV - Natural Resources	VIP - Natural Resources
VIP IV - Heath Care	VIP - Heath Care
VIP IV - Financial Services	VIP - Financial Services

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

1. Organization - continued

Old Name	New Name
VIP IV - Cyclical Industries	VIP - Cyclical Industries
VIP IV - Consumer Industries	VIP - Consumer Industries
VIP IV - Real Estate	VIP - Real Estate
VIP IV - Strategic Income	VIP - Strategic Income
PBHG - Growth II	OMIF - Growth II
PBHG - Small Cap	OMIF - Small Cap
PBHG - Select Value	OMIF - Select Value
PBHG - Technology & Communications	OMIF - Technologies & Communications
PBHG - Select 20	OMIF - Large Cap Growth
SVIF - Mid Cap Growth Fund II	WFAF - Discovery
SVIF - Opportunity Fund II	WFAF - Opportunity
CST - Post Venture Capital	CST - Global Small Cap Focus

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed consistently by the Account in preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America.

Investments

Investments are made by the subaccounts in their corresponding mutual fund portfolios and are valued at the reported net asset values of such portfolios. Investment transactions are recorded on the trade date. Income from dividends is recorded on the ex-dividend date. Realized gains and losses include gains and losses on the sales of investments (computed on the basis of the identified cost of the investment sold) and capital gain distributions from the mutual funds.

Reserves

Annuity and accumulation reserves are computed for contracts based on the 1983 Basic and 1983a Individual Annuitant Mortality Tables. For variable payout annuity contracts, the assumed investment return is determined prior to the commencement of payments and may vary from 3.5% to 7%, as regulated by the laws of the respective states. The mortality risk is fully borne by FILI and may result in additional amounts being transferred into the Account by FILI.

Receivable from/Payable to FILI

Receivable from/payable to FILI represents adjustments for contract guarantees which are the responsibility of FILI.

Federal Income Taxes

The operations of the Account are included in the federal income tax return of FILI, which is taxed as a life insurance company under the provisions of the Internal Revenue Code ("the Code").

Under the current provisions of the Code, FILI does not expect to incur federal income taxes on the earnings of the Account to the extent the earnings are credited under the contracts. FILI incurs federal income taxes on the difference between the financial statement carrying value of reserves for contracts in the income stage and those reserves held for federal income tax purposes. The tax effect of this temporary difference is expected to be recovered by FILI when the difference reverses. As such, no charge is being made currently to the Account for federal income taxes. FILI will review periodically the status of such decision based on changes in the tax law. Such a charge may be made in future years for any federal income taxes that would be attributable to the contracts.

Under the provisions of Section 817(h) of the Code, a variable annuity contract will not be treated as an annuity contract for federal income tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury. The Internal Revenue Service has issued regulations under Section 817(h) of the Code. FILI believes that the Separate Account satisfies the current requirements of the regulations, and it intends that it will continue to meet such requirements.

Estimates

The preparation of the statements of assets and liabilities and the statements of operations and of changes in net assets in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the related amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

3. Expenses and Related Party Transactions

FILI deducts a daily charge, through a reduction in unit values, from the net assets of the Account for the assumption of mortality and expense risks and for administrative charges. FILI also deducts an annual maintenance charge, through a redemption of units, for the Fidelity Retirement Reserves. The maintenance charge, which is waived on certain contracts, is recorded as a contract transaction in the accompanying Statement of Changes in Net Assets.

FILI previously offered Fidelity Retirement Reserves contract holders the opportunity to elect a death benefit rider. The rider allowed the contract holder to lock in their death benefit at the highest contract value at any contract anniversary date before the annuitant reached age 80. Effective January 1, 2003, the rider was no longer available to new contracts. For those contract holders who had elected the rider, FILI continues to deduct a quarterly charge, through a redemption of units. There will be no charges made once the annuitants reach their 85th birthday. The death benefit rider is recorded as a contract transaction in the accompanying Statement of Changes in Net Assets.

The annual rates of mortality and expense risk fees, administrative expense fees, death benefit fees, and the maximum dollar amount of the contract fee for the year ended are displayed in the table below.

	Fidelity Retirement Reserves	Fidelity Income Advantage	Fidelity Personal Retirement	Fidelity Freedom Lifetime Income
Variable Account Deductions:
Mortality and Expense Risk (Annual Rate)	0.75%	0.75%	0.20%	0.50%
Administrative Expense (Annual Rate)	0.05%	0.25%	0.05%	0.10%

Contract Deductions:
Death Benefit Fees (Annual Rate)	0.20%	-	-	-
Annual Maintenance Charge (Maximum)	$30	-	-	-

The following Underlying Funds impose a 1.0% redemption fee for interests held for less than 60 days:

VIP - Overseas, Class R	VIP - Health Care Investor Class
VIP - Overseas, Class R Investor Class	VIP - Financial Services
VIP - Utilities	VIP - Financial Services Investor Class
VIP - Utilities Investor Class	VIP - Industrials
VIP - Technology	VIP - Industrials Investor Class
VIP - Technology Investor Class	VIP - Consumer Discretionary
VIP - Energy	VIP - Consumer Discretionary Investor Class
VIP - Energy Investor Class	VIP - International Capital Appreciation, Class R
VIP - Health Care	VIP - International Capital Appreciation Investor Class

FILI collects these fees on behalf of these VIP portfolios through a redemption of units, but the fees are retained by the portfolios, not by FILI, and are part of the portfolios' assets. The redemption fee is recorded as a contract transaction in the accompanying Statement of Changes in Net Assets.

FILI charges an amount equal to the state premium taxes it pays, ranging from 0-3.5%, pursuant to provisions in the contracts it issues.

The disclosures above include charges currently assessed to the contract holder. There are certain other additional charges, such as exchange charges and other taxes, which may be assessed in accordance with the terms of the contract in future periods.

The contracts are distributed through Fidelity Brokerage Services LLC ("FBS"), Fidelity Insurance Agency, Inc. ("FIA"), and Fidelity Investments Institutional Services Company, Inc. ("FIIS"), all of which are affiliated with FMR Corp. FBS, FIA, and FIIS are the distributors and FBS is the principal underwriter of the contracts. Fidelity Investments Institutional Operations Company, Inc. ("FIIOC"), an affiliate of FMR Corp., is the transfer and shareholder servicing agent for the VIP portfolios. In 2005, FILI entered into a service agreement with FIIOC under which FILI provides certain shareholder account services with respect to VIP Investor Class shares.

Management fees are paid by certain funds to Fidelity Management & Research Company, an affiliate of FMR Corp., in its capacity as advisor to the VIP mutual fund portfolios. The total management fees, as a percentage of a fund's average net assets, for the year ended December 31, 2006 were 0.10% to 0.72% depending on the fund.

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

4. Investments

Purchases and Sales

The following table shows aggregate cost of shares purchased and proceeds from sales of each portfolio for the year ended
December 31, 2006:

	Purchases (000s)	Sales (000s)
VIP - Money Market	$ 365,611	$ 320,486
VIP - Money Market Investor Class	533,323	131,086
VIP - High Income	30,814	73,447
VIP - High Income Investor Class	56,039	8,324
VIP - Equity-Income	191,948	137,034
VIP - Equity-Income Investor Class	110,373	2,108
VIP - Growth	9,684	211,543
VIP - Growth Investor Class	37,687	3,221
VIP - Overseas	3,429	39,688
VIP - Overseas, Class R	44,992	18,834
VIP - Overseas, Class R Investor Class	62,140	4,371
VIP - Investment Grade Bond	33,454	144,038
VIP - Investment Grade Bond Investor Class	79,045	1,771
VIP - Asset Manager	14,816	92,284
VIP - Asset Manager Investor Class	17,236	1,730
VIP - Index 500	111,512	158,148
VIP - Asset Manager: Growth	6,851	43,592
VIP - Asset Manager: Growth Investor Class	6,369	1,250
VIP - Contrafund	165,177	188,265
VIP - Contrafund Investor Class	203,920	2,628
VIP - Balanced	24,482	24,821
VIP - Balanced Investor Class	66,475	3,719
VIP - Dynamic Capital Appreciation	26,363	24,854
VIP - Dynamic Capital Appreciation Investor Class	18,342	5,150
VIP - Growth & Income	10,617	50,684
VIP - Growth & Income Investor Class	10,625	1,372
VIP - Growth Opportunities	3,577	38,315
VIP - Growth Opportunities Investor Class	4,222	2,572
VIP - Mid Cap	124,721	115,917
VIP - Mid Cap Investor Class	104,180	5,528
VIP - Value Strategies	26,315	38,322
VIP - Value Strategies Investor Class	24,003	1,361
VIP - Utilities (b)	46,547	12,641
VIP - Utilities Investor Class (b)	15,377	429
VIP - Technology	27,121	37,719
VIP - Technology Investor Class	14,346	4,343
VIP - Energy (b)	103,869	105,572
VIP - Energy Investor Class (b)	46,339	8,866
VIP - Health Care	5,477	46,821
VIP - Health Care Investor Class	11,295	3,815
VIP - Financial Services	18,019	8,126
VIP - Financial Services Investor Class	10,472	1,169
VIP - Industrials (b)	20,722	16,927
VIP - Industrials Investor Class (b)	13,603	2,567
VIP - Consumer Discretionary (b)	7,023	3,695
VIP - Consumer Discretionary Investor Class (b)	4,255	506
VIP - Real Estate	60,207	25,240
VIP - Real Estate Investor Class	37,697	2,964

(a) New fund. See Note 1
(b) Name changed. See Note 1

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

4. Investments - continued

Purchases and Sales - continued

	Purchases (000s)	Sales (000s)
VIP - Strategic Income	$ 19,280	$ 31,391
VIP - Strategic Income Investor Class	74,048	2,128
VIP - Aggressive Growth	5,637	5,821
VIP - Aggressive Growth Investor Class	3,926	1,810
VIP - International Capital Appreciation	3,383	11,971
VIP - International Capital Appreciation, Class R (a)	20,287	5,803
VIP - International Capital Appreciation Investor Class	15,685	3,877
VIP - Value Leaders	15,058	12,815
VIP - Value Leaders Investor Class	23,251	2,239
VIP - Value	9,710	4,940
VIP - Value Investor Class	14,764	3,224
VIP - Growth Stock	2,525	16,380
VIP - Growth Stock Investor Class	5,557	3,868
VIP - Freedom Income	6,260	3,185
VIP - Freedom Income Investor Class	10,005	2,421
VIP - Freedom 2005	5,196	3,289
VIP - Freedom 2005 Investor Class	3,691	1,476
VIP - Freedom 2010	10,756	3,648
VIP - Freedom 2010 Investor Class	21,848	4,489
VIP - Freedom 2015	9,889	2,585
VIP - Freedom 2015 Investor Class	28,695	1,320
VIP - Freedom 2020	8,379	4,882
VIP - Freedom 2020 Investor Class	31,451	1,961
VIP - Freedom 2025	4,673	2,568
VIP - Freedom 2025 Investor Class	11,102	568
VIP - Freedom 2030	6,759	2,602
VIP - Freedom 2030 Investor Class	10,655	2,591
VIP - Freedom Lifetime Income I	6,270	965
VIP - Freedom Lifetime Income II	14,487	640
VIP - Freedom Lifetime Income III	5,595	313
VIP - Disciplined Small Cap (a)	8,547	632
VIP - Disciplined Small Cap Investor Class (a)	9,849	875
VIP - Funds Manager 20% (a)	24,135	2,985
VIP - Funds Manager 50% (a)	125,492	4,767
VIP - Funds Manager 70% (a)	153,725	2,930
VIP - Funds Manager 85% (a)	62,262	3,214
UIF - Emerging Markets Equity	109,530	63,527
UIF - Emerging Markets Debt	16,144	23,608
UIF - Global Value Equity	17,067	12,424
UIF - International Magnum	43,942	14,278
OMIF - Growth II	3	13,063
OMIF - Small Cap	37	24,275
OMIF - Select Value	539	11,484
OMIF - Columbus Circle Technology & Communications (b)	7	342,675
OMIF - Large Cap Growth	111	58,405
WFAF - Advantage VT Discovery (b)	9	22,731
WFAF - Advantage VT Opportunity (b)	4,901	11,132
CST - Small Cap Core I (b)	8,764	37,796
CST - International Focus	11,434	10,434
CST - Global Small Cap Focus	8,831	17,028
Lazard - Retirement Emerging Markets (a)	38,338	2,812

(a) New fund. See Note 1
(b) Name changed. See Note 1

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

4. Investments - continued

Shares, Aggregate Cost and Net Asset Value

The following table shows the number of shares owned, aggregate cost and net asset value per share of each portfolio at
December 31, 2006:

	Number of Shares (000s)	Aggregate Cost (000s)	Net Asset Value Per Share
VIP - Money Market	815,895	$ 815,895	$ 1.00
VIP - Money Market Investor Class	520,619	520,619	1.00
VIP - High Income	36,936	369,625	6.35
VIP - High Income Investor Class	9,541	61,756	6.34
VIP - Equity-Income	44,613	1,074,938	26.20
VIP - Equity-Income Investor Class	5,362	138,262	26.15
VIP - Growth	19,957	951,369	35.87
VIP - Growth Investor Class	1,543	52,535	35.78
VIP - Overseas	9,181	219,003	23.96
VIP - Overseas, Class R	5,099	97,548	23.92
VIP - Overseas, Class R Investor Class	3,809	80,266	23.91
VIP - Investment Grade Bond	39,316	519,749	12.76
VIP - Investment Grade Bond Investor Class	8,411	105,128	12.74
VIP - Asset Manager	28,483	466,032	15.71
VIP - Asset Manager Investor Class	1,619	24,262	15.67
VIP - Index 500	5,601	802,828	161.36
VIP - Asset Manager: Growth	10,755	172,919	13.60
VIP - Asset Manager: Growth Investor Class	475	6,184	13.56
VIP - Contrafund	53,308	1,282,419	31.47
VIP - Contrafund Investor Class	8,923	280,252	31.41
VIP - Balanced	13,012	193,813	15.64
VIP - Balanced Investor Class	5,139	75,724	15.59
VIP - Dynamic Capital Appreciation	5,634	50,224	9.61
VIP - Dynamic Capital Appreciation Investor Class	2,154	20,085	9.61
VIP - Growth & Income	14,154	226,595	16.12
VIP - Growth & Income Investor Class	929	13,796	16.07
VIP - Growth Opportunities	5,329	112,389	18.16
VIP - Growth Opportunities Investor Class	329	5,699	18.11
VIP - Mid Cap	21,366	539,197	34.77
VIP - Mid Cap Investor Class	4,265	143,604	34.69
VIP - Value Strategies	8,148	108,767	13.47
VIP - Value Strategies Investor Class	2,209	28,177	13.43
VIP - Utilities (b)	5,880	63,681	11.29
VIP - Utilities Investor Class ( b)	1,417	16,043	11.26
VIP - Technology	5,610	57,246	10.37
VIP - Technology Investor Class	1,466	15,345	10.34
VIP - Energy (b)	13,252	248,294	19.04
VIP - Energy Investor Class (b)	2,557	53,328	19.00
VIP - Health Care	4,715	54,092	13.17
VIP - Health Care Investor Class	1,143	14,353	13.14
VIP - Financial Services	2,770	34,804	14.60
VIP - Financial Services Investor Class	820	11,134	14.57
VIP - Industrials (b)	2,990	42,851	13.90
VIP - Industrials Investor Class (b)	852	12,879	13.86
VIP - Consumer Discretionary (b)	716	8,706	12.84
VIP - Consumer Discretionary Investor Class (b)	317	3,959	12.83
VIP - Real Estate	7,971	152,396	22.74
VIP - Real Estate Investor Class	1,941	41,839	22.69

(b) Name changed. See Note 1

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

4. Investments - continued

Shares, Aggregate Cost and Net Asset Value - continued

	Number of Shares (000s)	Aggregate Cost (000s)	Net Asset Value Per Share
VIP - Strategic Income	10,320	$ 109,775	$ 10.70
VIP - Strategic Income Investor Class	8,768	94,151	10.69
VIP - Aggressive Growth	474	4,567	9.44
VIP - Aggressive Growth Investor Class	356	3,418	9.41
VIP - International Capital Appreciation, Class R	1,158	13,860	12.68
VIP - International Capital Appreciation Investor Class	1,756	20,515	12.65
VIP - Value Leaders	2,549	34,291	14.81
VIP - Value Leaders Investor Class	1,774	25,047	14.80
VIP - Value	957	12,769	14.28
VIP - Value Investor Class	1,382	18,287	14.26
VIP - Growth Stock	404	4,820	12.07
VIP - Growth Stock Investor Class	303	3,713	12.05
VIP - Freedom Income	712	7,556	10.71
VIP - Freedom Income Investor Class	961	9,932	10.78
VIP - Freedom 2005	595	6,522	11.41
VIP - Freedom 2005 Investor Class	381	3,987	11.17
VIP - Freedom 2010	1,588	17,346	11.59
VIP - Freedom 2010 Investor Class	2,574	26,934	11.19
VIP - Freedom 2015	1,629	18,028	11.93
VIP - Freedom 2015 Investor Class	3,215	33,928	11.40
VIP - Freedom 2020	1,480	16,538	12.10
VIP - Freedom 2020 Investor Class	3,754	40,003	11.53
VIP - Freedom 2025	516	5,977	12.18
VIP - Freedom 2025 Investor Class	1,177	12,615	11.62
VIP - Freedom 2030	956	11,047	12.44
VIP - Freedom 2030 Investor Class	1,155	12,510	11.72
VIP - Freedom Lifetime Income I	678	7,175	10.98
VIP - Freedom Lifetime Income II	1,396	15,154	11.36
VIP - Freedom Lifetime Income III	661	7,133	11.56
VIP - Disciplined Small Cap	712	7,916	11.56
VIP - Disciplined Small Cap Investor Class	822	8,975	11.55
VIP - FundsManager 20%	2,060	21,150	10.34
VIP - FundsManager 50%	11,844	120,725	10.52
VIP - FundsManager 70%	14,773	150,794	10.64
VIP - FundsManager 85%	5,766	59,048	10.72
UIF - Emerging Markets Equity	14,908	222,644	19.53
UIF - Emerging Markets Debt	5,896	52,447	8.92
UIF - Global Value Equity	3,730	52,980	16.99
UIF - International Magnum	7,862	94,743	14.26
OMIF - Growth II	1,466	48,514	12.51
OMIF - Small Cap	3,826	72,107	24.07
OMIF - Select Value	5,822	216,014	17.64
OMIF - Columbus Circle Technology & Communications (b)	21,266	1,191,395	2.67
OMIF - Large Cap Growth	1,993	36,052	10.42
WFAF - Advantage VT Discovery (b)	3,089	92,255	16.44
WFAF - Advantage VT Opportunity (b)	1,745	46,885	24.02
CST - Small Cap Core I (b)	2,580	80,277	15.60
CST - International Focus	2,030	31,343	13.74
CST - Global Small Cap Focus	1,710	32,457	14.67
Lazard - Retirement Emerging Markets	1,696	35,525	22.71

(b) Name changed. See Note 1

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

5. Changes in Units Outstanding

The changes in units outstanding for the years ended December 31, 2006 and 2005 were as follows:

	Fidelity Retirement Reserves		Fidelity Income Advantage
(in thousands)	2006	2005	2006	2005
VIP - Money Market
Units Issued	41,463	48,488	2,587	2,227
Units Redeemed	(40,837)	(50,936)	(2,529)	(2,680)
Net Increase (Decrease)	626	(2,448)	58	(453)
VIP - High Income
Units Issued	1,451	2,580	181	239
Units Redeemed	(3,178)	(4,872)	(420)	(629)
Net Increase (Decrease)	(1,727)	(2,292)	(239)	(390)
VIP - Equity-Income
Units Issued	1,625	1,548	187	167
Units Redeemed	(3,648)	(4,873)	(413)	(528)
Net Increase (Decrease)	(2,023)	(3,325)	(226)	(361)
VIP - Growth
Units Issued	551	855	58	79
Units Redeemed	(3,196)	(4,910)	(235)	(379)
Net Increase (Decrease)	(2,645)	(4,055)	(177)	(300)
VIP - Overseas
Units Issued	16	2	1	0
Units Redeemed	(1,007)	(1,763)	(79)	(195)
Net Increase (Decrease)	(991)	(1,761)	(78)	(195)
VIP - Overseas, Class R
Units Issued	5,223	4,359	569	481
Units Redeemed	(4,179)	(2,802)	(331)	(188)
Net Increase (Decrease)	1,044	(1,557)	238	293
VIP - Investment Grade Bond (b)
Units Issued	1,833	3,830	235	424
Units Redeemed	(5,632)	(5,462)	(895)	(953)
Net Increase (Decrease)	(3,799)	(1,632)	(660)	(529)
VIP - Asset Manager (b)
Units Issued	401	915	48	56
Units Redeemed	(2,639)	(3,278)	(404)	(466)
Net Increase (Decrease)	(2,238)	(2,363)	(356)	(410)
VIP - Index 500 (b)
Units Issued	1,905	3,582	167	332
Units Redeemed	(6,305)	(7,190)	(548)	(580)
Net Increase (Decrease)	(4,400)	(3,608)	(381)	(248)
VIP - Asset Manager: Growth (b)
Units Issued	313	382	41	24
Units Redeemed	(1,688)	(1,751)	(249)	(327)
Net Increase (Decrease)	(1,375)	(1,369)	(208)	(303)

(a) New fund. See Note 1
(b) Name changed. See Note 1

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

5. Changes in Units Outstanding - continued

	Fidelity Retirement Reserves		Fidelity Income Advantage
(in thousands)	2006	2005	2006	2005
VIP - Contrafund (b)
Units Issued	3,513	8,187	319	764
Units Redeemed	(10,842)	(8,093)	(903)	(494)
Net Increase (Decrease)	(7,329)	94	(584)	270
VIP - Balanced (b)
Units Issued	2,110	2,282	288	338
Units Redeemed	(2,647)	(2,889)	(456)	(685)
Net Increase (Decrease)	(537)	(607)	(168)	(347)
VIP - Dynamic Capital Appreciation (b)
Units Issued	3,298	3,792	354	392
Units Redeemed	(3,665)	(1,632)	(368)	(26)
Net Increase (Decrease)	(367)	2,160	(14)	366
VIP - Growth & Income (b)
Units Issued	617	1,006	49	108
Units Redeemed	(2,752)	(4,218)	(477)	(759)
Net Increase (Decrease)	(2,135)	(3,212)	(428)	(651)
VIP - Growth Opportunities (b)
Units Issued	637	1,684	138	203
Units Redeemed	(2,765)	(4,087)	(472)	(660)
Net Increase (Decrease)	(2,128)	(2,403)	(334)	(457)
VIP - Mid Cap (b)
Units Issued	6,297	12,600	534	1,119
Units Redeemed	(13,805)	(13,184)	(1,244)	(890)
Net Increase (Decrease)	(7,508)	(584)	(710)	229
VIP - Value Strategies (b)
Units Issued	1,225	3,162	175	276
Units Redeemed	(3,452)	(8,948)	(408)	(1,104)
Net Increase (Decrease)	(2,227)	(5,786)	(233)	(828)
VIP - Utilities (b)
Units Issued	3,994	2,330	596	265
Units Redeemed	(2,265)	(2,918)	(306)	(256)
Net Increase (Decrease)	1,729	(588)	290	9
VIP - Technology (b)
Units Issued	3,994	3,521	394	276
Units Redeemed	(5,692)	(7,735)	(425)	(601)
Net Increase (Decrease)	(1,698)	(4,214)	(31)	(325)
VIP - Energy (b)
Units Issued	7,565	14,740	751	1,289
Units Redeemed	(11,814)	(8,046)	(1,122)	(516)
Net Increase (Decrease)	(4,249)	6,694	(371)	773

(a) New fund. See Note 1
(b) Name changed. See Note 1

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

5. Changes in Units Outstanding - continued

	Fidelity Retirement Reserves		Fidelity Income Advantage
(in thousands)	2006	2005	2006	2005
VIP - Health Care (b)
Units Issued	2,196	6,476	207	611
Units Redeemed	(6,014)	(3,483)	(562)	(191)
Net Increase (Decrease)	(3,818)	2,993	(355)	420
VIP - Financial Services (b)
Units Issued	1,588	730	288	101
Units Redeemed	(1,214)	(1,579)	(215)	(83)
Net Increase (Decrease)	374	(849)	73	18
VIP - Industrials (b)
Units Issued	1,540	1,925	185	163
Units Redeemed	(1,898)	(3,027)	(195)	(332)
Net Increase (Decrease)	(358)	(1,102)	(10)	(169)
VIP - Consumer Discretionary (b)
Units Issued	612	308	105	28
Units Redeemed	(447)	(527)	(45)	(28)
Net Increase (Decrease)	165	(219)	60	0
VIP - Real Estate (b)
Units Issued	3,771	5,261	385	511
Units Redeemed	(3,535)	(6,599)	(296)	(609)
Net Increase (Decrease)	236	(1,338)	89	(98)
VIP - Strategic Income (b)
Units Issued	3,711	7,862	526	1,325
Units Redeemed	(5,152)	(5,546)	(695)	(556)
Net Increase (Decrease)	(1,441)	2,316	(169)	769
VIP - Aggressive Growth (a)
Units Issued	664	907	87	57
Units Redeemed	(712)	(500)	(94)	(27)
Net Increase (Decrease)	(48)	407	(7)	30
VIP - International Capital Appreciation (a)
Units Issued	1,190	821	207	156
Units Redeemed	(1,788)	(223)	(362)	(1)
Net Increase (Decrease)	(598)	598	(155)	155
VIP - International Capital Appreciation, Class R (a)
Units Issued	1,696	0	119	0
Units Redeemed	(655)	0	(24)	0
Net Increase (Decrease)	1,041	0	(95)	0
VIP - Value Leaders (a)
Units Issued	2,078	3,287	216	415
Units Redeemed	(2,190)	(619)	(109)	(24)
Net Increase (Decrease)	(112)	2,668	107	391

(a) New fund. See Note 1
(b) Name changed. See Note 1

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

5. Changes in Units Outstanding - continued

	Fidelity Retirement Reserves		Fidelity Income Advantage
(in thousands)	2006	2005	2006	2005
VIP - Value (a)
Units Issued	1,120	908	139	118
Units Redeemed	(807)	(236)	(93)	(22)
Net Increase (Decrease)	313	672	46	96
VIP - Growth Stock (a)
Units Issued	612	2,106	70	225
Units Redeemed	(1,836)	(502)	(196)	(20)
Net Increase (Decrease)	(1,224)	1,604	(126)	205
VIP - Freedom Income (a)
Units Issued	629	495	24	0
Units Redeemed	(393)	(54)	0	0
Net Increase (Decrease)	236	441	24	0
VIP - Freedom 2005 (a)
Units Issued	535	534	0	0
Units Redeemed	(390)	(83)	0	0
Net Increase (Decrease)	145	451	0	0
VIP - Freedom 2010 (a)
Units Issued	1,160	1,200	3	0
Units Redeemed	(555)	(200)	0	0
Net Increase (Decrease)	605	1,000	3	0
VIP - Freedom 2015 (a)
Units Issued	1,035	1,305	5	0
Units Redeemed	(422)	(265)	0	0
Net Increase (Decrease)	613	1,040	5	0
VIP - Freedom 2020 (a)
Units Issued	867	1,397	3	10
Units Redeemed	(627)	(148)	0	0
Net Increase (Decrease)	240	1,249	3	10
VIP - Freedom 2025 (a)
Units Issued	461	415	1	0
Units Redeemed	(313)	(43)	0	0
Net Increase (Decrease)	148	372	1	0
VIP - Freedom 2030 (a)
Units Issued	646	840	0	0
Units Redeemed	(332)	(181)	0	0
Net Increase (Decrease)	314	659	0	0
VIP - Disciplined Small Cap (a)
Units Issued	868	0	125	0
Units Redeemed	(169)	0	(9)	0
Net Increase (Decrease)	699	0	116	0

(a) New fund. See Note 1
(b) Name changed. See Note 1

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

5. Changes in Units Outstanding - continued

	Fidelity Retirement Reserves		Fidelity Income Advantage
(in thousands)	2006	2005	2006	2005
VIP - Funds Manager 20% (a)
Units Issued	574	0	90	0
Units Redeemed	(138)	0	(39)	0
Net Increase (Decrease)	436	0	51	0
VIP - Funds Manager 50% (a)
Units Issued	3,162	0	1,548	0
Units Redeemed	(557)	0	(153)	0
Net Increase (Decrease)	2,605	0	1,395	0
VIP - Funds Manager 70% (a)
Units Issued	3,623	0	1,941	0
Units Redeemed	(458)	0	0	0
Net Increase (Decrease)	3,165	0	1,941	0
VIP - Funds Manager 85% (a)
Units Issued	2,095	0	627	0
Units Redeemed	(322)	0	(79)	0
Net Increase (Decrease)	1,773	0	548	0
UIF - Emerging Markets Equity
Units Issued	7,027	8,486	679	741
Units Redeemed	(7,989)	(5,507)	(720)	(332)
Net Increase (Decrease)	(962)	2,979	(41)	409
UIF - Emerging Markets Debt
Units Issued	788	1,739	55	185
Units Redeemed	(1,654)	(1,794)	(193)	(203)
Net Increase (Decrease)	(866)	(55)	(138)	(18)
UIF - Global Value Equity
Units Issued	855	1,074	69	104
Units Redeemed	(1,278)	(1,402)	(119)	(160)
Net Increase (Decrease)	(423)	(328)	(50)	(56)
UIF - International Magnum
Units Issued	2,560	3,042	319	260
Units Redeemed	(2,687)	(2,752)	(235)	(290)
Net Increase (Decrease)	(127)	290	84	(30)
OMIF - Growth II (b)
Units Issued	9	6	0	0
Units Redeemed	(431)	(784)	(34)	(43)
Net Increase (Decrease)	(422)	(778)	(34)	(43)

(a) New fund. See Note 1
(b) Name changed. See Note 1

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

5. Changes in Units Outstanding - continued

	Fidelity Retirement Reserves		Fidelity Income Advantage
(in thousands)	2006	2005	2006	2005
OMIF - Small Cap (b)
Units Issued	15	4	2	1
Units Redeemed	(1,136)	(1,675)	(161)	(193)
Net Increase (Decrease)	(1,121)	(1,671)	(159)	(192)
OMIF - Select Value (b)
Units Issued	17	0	0	1
Units Redeemed	(473)	(658)	(82)	(116)
Net Increase (Decrease)	(456)	(658)	(82)	(115)
OMIF - Columbus Circle Technology & Communications (b)
Units Issued	24	45	1	1
Units Redeemed	(2,269)	(3,710)	(47)	(162)
Net Increase (Decrease)	(2,245)	(3,665)	(46)	(161)
OMIF - Large Cap Growth (b)
Units Issued	22	2	0	0
Units Redeemed	(988)	(1,797)	(63)	(101)
Net Increase (Decrease)	(966)	(1,795)	(63)	(101)
WFAF - Advantage VT Discovery (b)
Units Issued	16	4	0	0
Units Redeemed	(745)	(1,299)	(55)	(99)
Net Increase (Decrease)	(729)	(1,295)	(55)	(99)
WFAF - Advantage VT Opportunity (b)
Units Issued	9	1	0	0
Units Redeemed	(515)	(822)	(47)	(91)
Net Increase (Decrease)	(506)	(821)	(47)	(91)
CST - Small Cap Core I (b)
Units Issued	1,313	1,067	181	110
Units Redeemed	(2,632)	(4,215)	(310)	(367)
Net Increase (Decrease)	(1,319)	(3,148)	(129)	(257)
CST - International Focus
Units Issued	1,349	1,255	156	105
Units Redeemed	(1,407)	(812)	(121)	(66)
Net Increase (Decrease)	(58)	443	35	39
CST - Global Small Cap Focus (b)
Units Issued	1,153	1,766	132	136
Units Redeemed	(1,872)	(1,569)	(224)	(134)
Net Increase (Decrease)	(719)	197	(92)	2
Lazard - Retirement Emerging Markets (a)
Units Issued	2,386	0	263	0
Units Redeemed	(523)	0	0	0
Net Increase (Decrease)	1,863	0	263	0

(a) New fund. See Note 1
(b) Name changed. See Note 1

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

5. Changes in Units Outstanding - continued

	Fidelity Personal Retirement		Fidelity Freedom Lifetime Income
(in thousands)	2006	2005	2006	2005
VIP - Money Market Investor Class (a)
Units Issued	125,132	32,195	2,444	801
Units Redeemed	(87,527)	(20,670)	(2,563)	(635)
Net Increase (Decrease)	37,605	11,525	(119)	166
VIP - High Income Investor Class (a)
Units Issued	5,531	1,444	0	0
Units Redeemed	(1,459)	(129)	0	0
Net Increase (Decrease)	4,072	1,315	0	0
VIP - Equity Income Investor Class (a)
Units Issued	9,904	3,079	0	0
Units Redeemed	(1,480)	(81)	0	0
Net Increase (Decrease)	8,424	2,998	0	0
VIP - Growth Investor Class (a)
Units Issued	4,316	1,869	0	0
Units Redeemed	(1,067)	(66)	0	0
Net Increase (Decrease)	3,249	1,803	0	0
VIP - Overseas, Class R Investor Class (a)
Units Issued	6,433	2,204	0	0
Units Redeemed	(1,624)	(29)	0	0
Net Increase (Decrease)	4,809	2,175	0	0
VIP - Investment Grade Bond Investor Class (a)
Units Issued	9,012	2,922	0	0
Units Redeemed	(1,563)	(130)	0	0
Net Increase (Decrease)	7,449	2,792	0	0
VIP - Asset Manager Investor Class (a)
Units Issued	1,744	884	0	0
Units Redeemed	(298)	(9)	0	0
Net Increase (Decrease)	1,446	875	0	0
VIP - Index 500 (b)
Units Issued	10,074	3,784	0	0
Units Redeemed	(2,550)	(198)	0	0
Net Increase (Decrease)	7,524	3,586	0	0
VIP - Asset Manager: Growth Investor Class (a)
Units Issued	613	177	0	0
Units Redeemed	(129)	(71)	0	0
Net Increase (Decrease)	484	106	0	0
VIP - Contrafund Investor Class (a)
Units Issued	20,601	7,881	0	0
Units Redeemed	(4,639)	(253)	0	0
Net Increase (Decrease)	15,962	7,628	0	0

(a) New fund. See Note 1
(b) Name changed. See Note 1

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

5. Changes in Units Outstanding - continued

	Fidelity Personal Retirement		Fidelity Freedom Lifetime Income
(in thousands)	2006	2005	2006	2005
VIP - Balanced Investor Class (a)
Units Issued	6,836	1,333	0	0
Units Redeemed	(1,210)	(55)	0	0
Net Increase (Decrease)	5,626	1,278	0	0
VIP - Dynamic Capital Appreciation Investor Class (a)
Units Issued	1,871	671	0	0
Units Redeemed	(853)	(20)	0	0
Net Increase (Decrease)	1,018	651	0	0
VIP - Growth & Income Investor Class (a)
Units Issued	1,071	456	0	0
Units Redeemed	(251)	(13)	0	0
Net Increase (Decrease)	820	443	0	0
VIP - Growth Opportunities Investor Class (a)
Units Issued	496	444	0	0
Units Redeemed	(358)	(48)	0	0
Net Increase (Decrease)	138	396	0	0
VIP - Mid Cap Investor Class (a)
Units Issued	11,407	4,480	0	0
Units Redeemed	(3,468)	(74)	0	0
Net Increase (Decrease)	7,939	4,406	0	0
VIP - Value Strategies Investor Class (a)
Units Issued	2,349	640	0	0
Units Redeemed	(420)	(77)	0	0
Net Increase (Decrease)	1,929	563	0	0
VIP - Utilities Investor Class (a,b)
Units Issued	1,253	107	0	0
Units Redeemed	(144)	(3)	0	0
Net Increase (Decrease)	1,109	104	0	0
VIP - Technology Investor Class (a)
Units Issued	1,414	515	0	0
Units Redeemed	(618)	(7)	0	0
Net Increase (Decrease)	796	508	0	0
VIP - Energy Investor Class (a,b)
Units Issued	4,476	1,485	0	0
Units Redeemed	(2,097)	(42)	0	0
Net Increase (Decrease)	2,379	1,443	0	0
VIP - Heath Care Investor Class (a)
Units Issued	1,513	682	0	0
Units Redeemed	(819)	(10)	0	0
Net Increase (Decrease)	694	672	0	0

(a) New fund. See Note 1
(b) Name changed. See Note 1

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

5. Changes in Units Outstanding - continued

	Fidelity Personal Retirement		Fidelity Freedom Lifetime Income
(in thousands)	2006	2005	2006	2005
VIP - Financial Services Investor Class (a)
Units Issued	1,001	177	0	0
Units Redeemed	(213)	(1)	0	0
Net Increase (Decrease)	788	176	0	0
VIP - Industrials Investor Class (a,b)
Units Issued	1,155	176	0	0
Units Redeemed	(349)	(5)	0	0
Net Increase (Decrease)	806	171	0	0
VIP - Consumer Discretionary Investor Class (a,b)
Units Issued	404	22	0	0
Units Redeemed	(65)	(1)	0	0
Net Increase (Decrease)	339	21	0	0
VIP - Real Estate Investor Class (a)
Units Issued	3,195	719	0	0
Units Redeemed	(756)	(63)	0	0
Net Increase (Decrease)	2,439	656	0	0
VIP - Strategic Income Investor Class (a)
Units Issued	8,034	2,173	0	0
Units Redeemed	(1,537)	(39)	0	0
Net Increase (Decrease)	6,497	2,134	0	0
VIP - Aggressive Growth Investor Class (a)
Units Issued	381	129	0	0
Units Redeemed	(204)	(5)	0	0
Net Increase (Decrease)	177	124	0	0
VIP - International Capital Appreciation Investor Class (a)
Units Issued	1,745	868	0	0
Units Redeemed	(797)	(6)	0	0
Net Increase (Decrease)	948	862	0	0
VIP - Value Leaders Investor Class (a)
Units Issued	2,272	414	0	0
Units Redeemed	(469)	(20)	0	0
Net Increase (Decrease)	1,803	394	0	0
VIP - Value Investor Class (a)
Units Issued	1,539	677	0	0
Units Redeemed	(525)	(12)	0	0
Net Increase (Decrease)	1,014	665	0	0
VIP - Growth Stock Investor Class (a)
Units Issued	625	212	0	0
Units Redeemed	(474)	(12)	0	0
Net Increase (Decrease)	151	200	0	0

(a) New fund. See Note 1
(b) Name changed. See Note 1

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

5. Changes in Units Outstanding - continued

	Fidelity Personal Retirement		Fidelity Freedom Lifetime Income
(in thousands)	2006	2005	2006	2005
VIP - Freedom Income Investor Class (a)
Units Issued	957	239	0	0
Units Redeemed	(233)	(5)	0	0
Net Increase (Decrease)	724	234	0	0
VIP - Freedom 2005 Investor Class (a)
Units Issued	392	181	0	0
Units Redeemed	(190)	(4)	0	0
Net Increase (Decrease)	202	177	0	0
VIP - Freedom 2010 Investor Class (a)
Units Issued	2,310	951	0	0
Units Redeemed	(689)	(1)	0	0
Net Increase (Decrease)	1,621	950	0	0
VIP - Freedom 2015 Investor Class (a)
Units Issued	2,831	669	0	0
Units Redeemed	(272)	(18)	0	0
Net Increase (Decrease)	2,559	651	0	0
VIP - Freedom 2020 Investor Class (a)
Units Issued	3,019	1,050	0	0
Units Redeemed	(318)	(10)	0	0
Net Increase (Decrease)	2,701	1,040	0	0
VIP - Freedom 2025 Investor Class (a)
Units Issued	1,021	209	0	0
Units Redeemed	(52)	(3)	0	0
Net Increase (Decrease)	969	206	0	0
VIP - Freedom 2030 Investor Class (a)
Units Issued	989	445	0	0
Units Redeemed	(279)	(5)	0	0
Net Increase (Decrease)	710	440	0	0
VIP - Freedom Lifetime Income I (a)
Units Issued	0	0	605	191
Units Redeemed	0	0	(119)	(8)
Net Increase (Decrease)	0	0	486	183
VIP - Freedom Lifetime Income II (a)
Units Issued	0	0	1,327	128
Units Redeemed	0	0	(69)	(1)
Net Increase (Decrease)	0	0	1,258	127
VIP - Freedom Lifetime Income III (a)
Units Issued	0	0	506	316
Units Redeemed	0	0	(34)	(134)
Net Increase (Decrease)	0	0	472	182

(a) New fund. See Note 1
(b) Name changed. See Note 1

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

5. Changes in Units Outstanding - continued

	Fidelity Personal Retirement		Fidelity Freedom Lifetime Income
(in thousands)	2006	2005	2006	2005
VIP - Disciplined Small Cap Investor Class (a)
Units Issued	1,106	0	0	0
Units Redeemed	(169)	0	0	0
Net Increase (Decrease)	937	0	0	0
VIP - Funds Manager 20% (a)
Units Issued	1,800	0	0	0
Units Redeemed	(248)	0	0	0
Net Increase (Decrease)	1,552	0	0	0
VIP - Funds Manager 50% (a)
Units Issued	8,164	0	0	0
Units Redeemed	(388)	0	0	0
Net Increase (Decrease)	7,776	0	0	0
VIP - Funds Manager 70% (a)
Units Issued	10,151	0	0	0
Units Redeemed	(515)	0	0	0
Net Increase (Decrease)	9,636	0	0	0
VIP - Funds Manager 85% (a)
Units Issued	3,651	0	0	0
Units Redeemed	(185)	0	0	0
Net Increase (Decrease)	3,466	0	0	0
UIF - Emerging Markets Equity
Units Issued	2,870	0	0	0
Units Redeemed	(464)	0	0	0
Net Increase (Decrease)	2,406	0	0	0
UIF - Emerging Markets Debt
Units Issued	557	0	0	0
Units Redeemed	(28)	0	0	0
Net Increase (Decrease)	529	0	0	0
UIF - Global Value Equity
Units Issued	775	0	0	0
Units Redeemed	(73)	0	0	0
Net Increase (Decrease)	702	0	0	0
UIF - International Magnum
Units Issued	2,109	0	0	0
Units Redeemed	(175)	0	0	0
Net Increase (Decrease)	1,934	0	0	0
Lazard - Retirement Emerging Markets (a)
Units Issued	1,552	0	0	0
Units Redeemed	(182)	0	0	0
Net Increase (Decrease)	1,370	0	0	0

(a) New fund. See Note 1
(b) Name changed. See Note 1

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

6. Unit Values

A summary of unit values, units outstanding, income and expense ratios and total return for each sub account, for the years ended December 31:

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Money Market
2006	39,810	$20.51	$20.20	$ 815,881	0.80%	1.00%	4.79%	4.04%	3.83%
2005	39,126	$19.71	$19.45	$ 770,756	0.80%	1.00%	2.99%	2.21%	2.00%
2004	42,027	$19.29	$19.07	$ 810,107	0.80%	1.00%	1.20%	0.40%	0.19%
2003	50,263	$19.21	$19.03	$ 965,169	0.80%	1.00%	1.00%	0.19%	(0.01%)
2002	76,196	$19.18	$19.04	$ 1,460,588	0.80%	1.00%	1.68%	0.88%	0.68%
VIP - Money Market Investor Class (a)
2006	49,177	$10.59	$10.54	$ 520,616	0.25%	0.60%	4.80%	4.55%	4.19%
2005	11,691	$10.13	$10.11	$ 118,379	0.25%	0.60%	1.37%	1.26%	1.12%
VIP - High Income
2006	7,473	$31.49	$31.01	$ 234,543	0.80%	1.00%	7.18%	10.35%	10.13%
2005	9,439	$28.54	$28.16	$ 268,654	0.80%	1.00%	14.70%	1.88%	1.68%
2004	12,121	$28.01	$27.69	$ 338,797	0.80%	1.00%	8.53%	8.71%	8.49%
2003	14,564	$25.76	$25.52	$ 374,631	0.80%	1.00%	5.56%	26.25%	25.99%
2002	9,727	$20.41	$20.26	$ 198,237	0.80%	1.00%	10.07%	2.62%	2.41%
VIP - High Income Investor Class (a)
2006	5,387	$11.23	$11.23	$ 60,491	0.25%	0.25%	12.57%	10.96%	10.96%
2005	1,315	$10.12	$10.12	$ 13,306	0.25%	0.25%	15.69%	1.20%	1.20%
VIP - Equity-Income
2006	17,012	$68.85	$67.80	$ 1,168,800	0.80%	1.00%	3.36%	19.23%	19.00%
2005	19,261	$57.74	$56.97	$ 1,110,065	0.80%	1.00%	1.69%	5.02%	4.81%
2004	22,947	$54.98	$54.36	$ 1,259,854	0.80%	1.00%	1.52%	10.63%	10.41%
2003	23,173	$49.70	$49.24	$ 1,150,272	0.80%	1.00%	1.79%	29.29%	29.03%
2002	23,450	$38.44	$38.16	$ 900,534	0.80%	1.00%	1.77%	(17.61%)	(17.78%)
VIP - Equity-Income Investor Class (a)
2006	11,422	$12.28	$12.28	$ 140,223	0.25%	0.25%	3.65%	19.74%	19.74%
2005	2,998	$10.25	$10.25	$ 30,737	0.25%	0.25%	-	2.52%	2.52%
VIP - Growth
2006	11,817	$60.67	$59.74	$ 715,838	0.80%	1.00%	0.41%	6.00%	5.78%
2005	14,639	$57.23	$56.47	$ 836,725	0.80%	1.00%	0.53%	4.95%	4.74%
2004	18,994	$54.53	$53.92	$ 1,034,785	0.80%	1.00%	0.27%	2.55%	2.34%
2003	22,150	$53.18	$52.68	$ 1,176,912	0.80%	1.00%	0.27%	31.79%	31.52%
2002	22,790	$40.35	$40.06	$ 919,031	0.80%	1.00%	0.26%	(30.67%)	(30.81%)
VIP - Growth Investor Class (a)
2006	5,052	$10.93	$10.93	$ 55,208	0.25%	0.25%	0.25%	6.45%	6.45%
2005	1,803	$10.27	$10.27	$ 18,510	0.25%	0.25%	-	2.65%	2.65%

(a) New fund. See Note 1

(b) Name changed. See Note 1

(c) These portfolios commenced operations on April 30, 2004.

(d) These portfolios commenced operations on September 26, 2003.

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Overseas
2006	5,378	$40.97	$40.34	$ 220,071	0.80%	1.00%	0.91%	17.14%	16.90%
2005	6,447	$34.97	$34.51	$ 225,259	0.80%	1.00%	0.71%	18.10%	17.86%
2004	8,403	$29.61	$29.28	$ 248,616	0.80%	1.00%	1.24%	12.72%	12.50%
2003	9,979	$26.27	$26.03	$ 261,967	0.80%	1.00%	0.78%	42.22%	41.94%
2002	7,999	$18.47	$18.34	$ 147,679	0.80%	1.00%	0.80%	(20.92%)	(21.08%)
VIP - Overseas, Class R
2006	7,932	$15.39	$15.30	$ 121,976	0.80%	1.00%	0.78%	17.08%	16.84%
2005	6,650	$13.14	$13.10	$ 87,366	0.80%	1.00%	0.62%	18.16%	17.93%
2004	4,800	$11.12	$11.11	$ 53,380	0.80%	1.00%	-	11.23%	11.08% (c)
VIP - Overseas, Class R Investor Class (a)
2006	6,984	$13.04	$13.04	$ 91,070	0.25%	0.25%	0.50%	17.65%	17.65%
2005	2,175	$11.08	$11.08	$ 24,102	0.25%	0.25%	-	10.83%	10.83%
VIP - Investment Grade Bond (b)
2006	17,181	$29.30	$28.85	$ 501,653	0.80%	1.00%	4.27%	3.52%	3.31%
2005	21,640	$28.30	$27.93	$ 610,716	0.80%	1.00%	3.67%	1.38%	1.17%
2004	23,801	$27.92	$27.61	$ 662,933	0.80%	1.00%	4.31%	3.62%	3.41%
2003	27,504	$26.95	$26.70	$ 739,598	0.80%	1.00%	4.45%	4.36%	4.15%
2002	40,827	$25.82	$25.63	$ 1,052,667	0.80%	1.00%	3.35%	9.46%	9.24%
VIP - Investment Grade Bond Investor Class (a)
2006	10,241	$10.46	$10.46	$ 107,155	0.25%	0.25%	2.36%	4.07%	4.07%
2005	2,792	$10.05	$10.05	$ 28,072	0.25%	0.25%	-	0.54%	0.54%
VIP - Asset Manager (b)
2006	13,021	$34.45	$33.93	$ 447,443	0.80%	1.00%	2.83%	6.46%	6.25%
2005	15,615	$32.36	$31.93	$ 504,144	0.80%	1.00%	2.80%	3.21%	3.01%
2004	18,388	$31.35	$31.00	$ 575,514	0.80%	1.00%	2.75%	4.62%	4.41%
2003	20,033	$29.97	$29.69	$ 599,458	0.80%	1.00%	3.60%	17.03%	16.80%
2002	21,119	$25.61	$25.42	$ 540,146	0.80%	1.00%	4.10%	(9.46%)	(9.64%)
VIP - Asset Manager Investor Class (a)
2006	2,321	$10.93	$10.93	$ 25,363	0.25%	0.25%	1.53%	6.97%	6.97%
2005	875	$10.22	$10.22	$ 8,940	0.25%	0.25%	-	2.15%	2.15%
VIP - Index 500 (b)
2006	31,422	$11.75	$37.56	$ 903,763	0.25%	1.00%	1.73%	15.44%	14.58%
2005	28,679	$10.18	$32.78	$ 868,798	0.25%	1.00%	1.82%	1.76%	3.78%
2004	28,949	$31.95	$31.59	$ 923,780	0.80%	1.00%	1.32%	9.73%	9.51%
2003	29,955	$29.12	$28.85	$ 871,353	0.80%	1.00%	1.41%	27.38%	27.13%
2002	28,736	$22.86	$22.69	$ 656,334	0.80%	1.00%	1.35%	(22.87%)	(23.03%)

(a) New fund. See Note 1

(b) Name changed. See Note 1

(c) These portfolios commenced operations on April 30, 2004.

(d) These portfolios commenced operations on September 26, 2003.

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Asset Manager: Growth (b)
2006	6,515	$22.51	$22.17	$ 146,264	0.80%	1.00%	2.14%	6.13%	5.92%
2005	8,098	$21.21	$20.93	$ 171,358	0.80%	1.00%	2.49%	3.06%	2.85%
2004	9,770	$20.58	$20.35	$ 200,687	0.80%	1.00%	2.35%	5.13%	4.92%
2003	11,007	$19.57	$19.39	$ 215,119	0.80%	1.00%	2.82%	22.35%	22.10%
2002	10,828	$16.00	$15.88	$ 173,028	0.80%	1.00%	3.02%	(16.20%)	(16.37%)
VIP - Asset Manager: Growth Investor Class (a)
2006	590	$10.90	$10.90	$ 6,439	0.25%	0.25%	0.70%	6.53%	6.53%
2005	106	$10.24	$10.24	$ 1,085	0.25%	0.25%	-	2.35%	2.35%
VIP - Contrafund (b)
2006	37,944	$44.28	$43.61	$ 1,677,582	0.80%	1.00%	1.27%	10.83%	10.60%
2005	45,857	$39.95	$39.43	$ 1,829,725	0.80%	1.00%	0.28%	16.00%	15.77%
2004	45,493	$34.44	$34.06	$ 1,565,303	0.80%	1.00%	0.33%	14.55%	14.32%
2003	43,778	$30.07	$29.79	$ 1,315,241	0.80%	1.00%	0.46%	27.44%	27.18%
2002	45,432	$23.60	$23.42	$ 1,071,283	0.80%	1.00%	0.85%	(10.07%)	(10.26%)
VIP - Contrafund Investor Class (a)
2006	23,590	$11.88	$11.88	$ 280,267	0.25%	0.25%	1.33%	11.32%	11.32%
2005	7,628	$10.67	$10.67	$ 81,404	0.25%	0.25%	-	6.72%	6.72%
VIP - Balanced (b)
2006	11,812	$17.29	$17.03	$ 203,386	0.80%	1.00%	2.02%	10.82%	10.59%
2005	12,517	$15.60	$15.40	$ 194,560	0.80%	1.00%	2.62%	4.92%	4.71%
2004	13,471	$14.87	$14.70	$ 199,693	0.80%	1.00%	2.03%	4.63%	4.41%
2003	13,663	$14.21	$14.08	$ 193,678	0.80%	1.00%	2.44%	16.78%	16.55%
2002	10,681	$12.17	$12.08	$ 129,667	0.80%	1.00%	2.93%	(9.45%)	(9.63%)
VIP - Balanced Investor Class (a)
2006	6,904	$11.60	$11.60	$ 80,123	0.25%	0.25%	0.89%	11.28%	11.28%
2005	1,278	$10.43	$10.43	$ 13,332	0.25%	0.25%	-	4.28%	4.28%
VIP - Dynamic Capital Appreciation (b)
2006	3,591	$15.09	$14.99	$ 54,146	0.80%	1.00%	0.50%	13.06%	12.84%
2005	3,972	$13.34	$13.28	$ 52,975	0.80%	1.00%	-	20.18%	19.93%
2004	1,446	$11.10	$11.08	$ 16,055	0.80%	1.00%	-	0.60%	0.39%
2003	1,271	$11.04	$11.03	$ 14,023	0.80%	1.00%	-	10.38%	10.32% (d)
VIP - Dynamic Capital Appreciation Investor Class (a)
2006	1,669	$12.40	$12.40	$ 20,701	0.25%	0.25%	0.55%	13.58%	13.58%
2005	651	$10.92	$10.92	$ 7,105	0.25%	0.25%	-	9.18%	9.18%

(a) New fund. See Note 1

(b) Name changed. See Note 1

(c) These portfolios commenced operations on April 30, 2004.

(d) These portfolios commenced operations on September 26, 2003.

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Growth & Income (b)
2006	11,725	$19.52	$19.22	$ 228,163	0.80%	1.00%	0.96%	12.27%	12.05%
2005	14,288	$17.38	$17.15	$ 247,713	0.80%	1.00%	1.61%	6.78%	6.56%
2004	18,151	$16.28	$16.10	$ 294,886	0.80%	1.00%	0.92%	4.95%	4.74%
2003	21,626	$15.51	$15.37	$ 334,895	0.80%	1.00%	1.13%	22.78%	22.54%
2002	20,641	$12.63	$12.54	$ 260,432	0.80%	1.00%	1.44%	(17.28%)	(17.45%)
VIP - Growth & Income Investor Class (a)
2006	1,263	$11.83	$11.83	$ 14,936	0.25%	0.25%	0.51%	12.67%	12.67%
2005	443	$10.50	$10.50	$ 4,647	0.25%	0.25%	-	4.96%	4.96%
VIP - Growth Opportunities (b)
2006	7,163	$13.54	$13.33	$ 96,768	0.80%	1.00%	0.78%	4.61%	4.40%
2005	9,625	$12.94	$12.77	$ 124,343	0.80%	1.00%	0.97%	8.02%	7.81%
2004	12,485	$11.98	$11.85	$ 149,354	0.80%	1.00%	0.54%	6.33%	6.12%
2003	12,838	$11.27	$11.16	$ 144,475	0.80%	1.00%	0.70%	28.83%	28.58%
2002	10,469	$8.75	$8.68	$ 91,492	0.80%	1.00%	1.11%	(22.47%)	(22.63%)
VIP - Growth Opportunities Investor Class (a)
2006	534	$11.16	$11.16	$ 5,960	0.25%	0.25%	0.62%	5.00%	5.00%
2005	396	$10.63	$10.63	$ 4,204	0.25%	0.25%	-	6.28%	6.28%
VIP - Mid Cap (b)
2006	34,576	$21.53	$21.24	$ 742,899	0.80%	1.00%	0.37%	11.80%	11.58%
2005	42,794	$19.26	$19.04	$ 822,698	0.80%	1.00%	-	17.36%	17.13%
2004	43,149	$16.41	$16.25	$ 707,112	0.80%	1.00%	-	23.92%	23.67%
2003	39,740	$13.24	$13.14	$ 525,635	0.80%	1.00%	0.43%	37.53%	37.25%
2002	40,643	$9.63	$9.58	$ 390,960	0.80%	1.00%	0.96%	(10.54%)	(10.72%)
VIP - Mid Cap Investor Class (a)
2006	12,345	$11.99	$11.99	$ 147,969	0.25%	0.25%	0.22%	12.31%	12.31%
2005	4,406	$10.67	$10.67	$ 47,025	0.25%	0.25%	-	6.72%	6.72%
VIP - Value Strategies (b)
2006	7,254	$15.15	$15.05	$ 109,755	0.80%	1.00%	0.63%	15.41%	15.17%
2005	9,714	$13.12	$13.06	$ 127,394	0.80%	1.00%	-	1.84%	1.64%
2004	16,328	$12.89	$12.85	$ 210,340	0.80%	1.00%	-	13.21%	12.98%
2003	13,375	$11.38	$11.38	$ 152,236	0.80%	1.00%	-	13.83%	13.77% (d)
VIP - Value Strategies Investor Class (a)
2006	2,492	$11.90	$11.90	$ 29,662	0.25%	0.25%	0.29%	15.89%	15.89%
2005	563	$10.27	$10.27	$ 5,787	0.25%	0.25%	-	2.69%	2.69%

(a) New fund. See Note 1

(b) Name changed. See Note 1

(c) These portfolios commenced operations on April 30, 2004.

(d) These portfolios commenced operations on September 26, 2003.

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Utilities (b)
2006	5,008	$13.27	$13.13	$ 66,381	0.80%	1.00%	2.03%	30.74%	30.48%
2005	2,989	$10.15	$10.06	$ 30,318	0.80%	1.00%	1.88%	8.67%	8.45%
2004	3,568	$9.34	$9.28	$ 33,309	0.80%	1.00%	2.24%	23.61%	23.36%
2003	1,186	$7.56	$7.52	$ 8,958	0.80%	1.00%	1.18%	25.16%	24.91%
2002	1,014	$6.04	$6.02	$ 6,125	0.80%	1.00%	1.36%	(30.47%)	(30.61%)
VIP - Utilities Investor Class (a,b)
2006	1,213	$13.16	$13.16	$ 15,957	0.25%	0.25%	3.19%	31.24%	31.24%
2005	104	$10.03	$10.03	$ 1,047	0.25%	0.25%	5.18%	0.26%	0.26%
VIP - Technology (b)
2006	5,368	$10.85	$10.73	$ 58,180	0.80%	1.00%	-	7.32%	7.11%
2005	7,097	$10.11	$10.02	$ 71,696	0.80%	1.00%	0.46%	10.00%	9.78%
2004	11,636	$9.19	$9.13	$ 106,873	0.80%	1.00%	-	(0.38%)	(0.58%)
2003	16,777	$9.22	$9.18	$ 154,679	0.80%	1.00%	-	57.94%	57.63%
2002	4,902	$5.84	$5.82	$ 28,616	0.80%	1.00%	-	(38.29%)	(38.42%)
VIP - Technology Investor Class (a)
2006	1,304	$11.63	$11.63	$ 15,161	0.25%	0.25%	-	7.83%	7.83%
2005	508	$10.78	$10.78	$ 5,480	0.25%	0.25%	-	7.84%	7.84%
VIP - Energy (b)
2006	11,453	$22.06	$21.82	$ 252,323	0.80%	1.00%	0.58%	15.98%	15.75%
2005	16,073	$19.02	$18.85	$ 305,374	0.80%	1.00%	0.55%	45.14%	44.85%
2004	8,606	$13.10	$13.01	$ 112,684	0.80%	1.00%	0.86%	22.96%	22.72%
2003	2,454	$10.66	$10.60	$ 26,136	0.80%	1.00%	0.63%	29.57%	29.30%
2002	2,047	$8.22	$8.20	$ 16,832	0.80%	1.00%	0.72%	(12.28%)	(12.46%)
VIP - Energy Investor Class (a,b)
2006	3,822	$12.71	$12.71	$ 48,591	0.25%	0.25%	0.85%	16.40%	16.40%
2005	1,443	$10.92	$10.92	$ 15,764	0.25%	0.25%	1.00%	9.23%	9.23%
VIP - Health Care (b)
2006	4,873	$12.76	$12.62	$ 62,099	0.80%	1.00%	0.05%	5.49%	5.28%
2005	9,046	$12.09	$11.99	$ 109,317	0.80%	1.00%	0.16%	16.12%	15.89%
2004	5,633	$10.42	$10.34	$ 58,639	0.80%	1.00%	0.30%	8.09%	7.88%
2003	4,954	$9.64	$9.59	$ 47,718	0.80%	1.00%	-	15.24%	15.01%
2002	5,208	$8.36	$8.34	$ 43,534	0.80%	1.00%	0.31%	(17.75%)	(17.91%)
VIP - Health Care Investor Class (a)
2006	1,366	$10.99	$10.99	$ 15,018	0.25%	0.25%	0.06%	5.95%	5.95%
2005	672	$10.38	$10.38	$ 6,976	0.25%	0.25%	-	3.76%	3.76%

(a) New fund. See Note 1

(b) Name changed. See Note 1

(c) These portfolios commenced operations on April 30, 2004.

(d) These portfolios commenced operations on September 26, 2003.

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Financial Services (b)
2006	2,671	$15.16	$14.99	$ 40,436	0.80%	1.00%	1.17%	15.36%	15.13%
2005	2,224	$13.14	$13.02	$ 29,191	0.80%	1.00%	1.36%	6.85%	6.64%
2004	3,055	$12.30	$12.21	$ 37,542	0.80%	1.00%	-	10.84%	10.61%
2003	3,365	$11.09	$11.04	$ 37,319	0.80%	1.00%	1.21%	29.54%	29.28%
2002	3,460	$8.56	$8.54	$ 29,623	0.80%	1.00%	1.11%	(12.12%)	(12.29%)
VIP - Financial Services Investor Class (a)
2006	964	$12.40	$12.40	$ 11,954	0.25%	0.25%	0.53%	15.83%	15.83%
2005	176	$10.71	$10.71	$ 1,889	0.25%	0.25%	-	7.08%	7.08%
VIP - Industrials (b)
2006	2,376	$17.50	$17.31	$ 41,526	0.80%	1.00%	0.86%	14.71%	14.47%
2005	2,744	$15.25	$15.12	$ 41,817	0.80%	1.00%	0.54%	11.98%	11.76%
2004	4,015	$13.62	$13.53	$ 54,651	0.80%	1.00%	0.59%	23.11%	22.86%
2003	1,365	$11.06	$11.01	$ 15,092	0.80%	1.00%	0.38%	37.26%	36.99%
2002	692	$8.06	$8.04	$ 5,579	0.80%	1.00%	0.10%	(20.32%)	(20.48%)
VIP - Industrials Investor Class (a,b)
2006	977	$12.09	$12.09	$ 11,811	0.25%	0.25%	1.29%	15.14%	15.14%
2005	171	$10.50	$10.50	$ 1,795	0.25%	0.25%	1.12%	4.96%	4.96%
VIP - Consumer Discretionary (b)
2006	738	$12.47	$12.34	$ 9,189	0.80%	1.00%	0.66%	11.73%	11.50%
2005	513	$11.16	$11.06	$ 5,720	0.80%	1.00%	-	2.15%	1.94%
2004	732	$10.93	$10.85	$ 7,993	0.80%	1.00%	-	8.46%	8.25%
2003	723	$10.08	$10.03	$ 7,278	0.80%	1.00%	-	24.09%	23.84%
2002	1,122	$8.12	$8.10	$ 9,103	0.80%	1.00%	0.06%	(17.03%)	(17.19%)
VIP - Consumer Discretionary Investor Class (a,b)
2006	360	$11.30	$11.30	$ 4,073	0.25%	0.25%	1.16%	12.34%	12.34%
2005	21	$10.06	$10.06	$ 214	0.25%	0.25%	-	0.61%	0.61%
VIP - Real Estate (b)
2006	8,004	$22.66	$22.52	$ 181,265	0.80%	1.00%	1.66%	35.62%	35.35%
2005	7,679	$16.71	$16.64	$ 128,262	0.80%	1.00%	2.37%	14.21%	13.98%
2004	9,115	$14.63	$14.60	$ 133,340	0.80%	1.00%	3.02%	33.07%	32.80%
2003	3,683	$11.00	$10.99	$ 40,503	0.80%	1.00%	1.90%	9.96%	9.90% (d)
VIP - Real Estate Investor Class (a)
2006	3,095	$14.23	$14.23	$ 44,046	0.25%	0.25%	2.59%	36.19%	36.19%
2005	656	$10.45	$10.45	$ 6,855	0.25%	0.25%	5.94%	4.51%	4.51%
VIP - Strategic Income (b)
2006	9,275	$11.92	$11.85	$ 110,417	0.80%	1.00%	4.24%	7.00%	6.79%
2005	10,885	$11.14	$11.10	$ 121,153	0.80%	1.00%	4.26%	2.27%	2.07%
2004	7,800	$10.89	$10.87	$ 84,917	0.80%	1.00%	3.68%	8.89%	8.74% (c)
VIP - Strategic Income Investor Class (a)
2006	8,631	$10.86	$10.86	$ 93,727	0.25%	0.25%	7.24%	7.58%	7.58%
2005	2,134	$10.09	$10.09	$ 21,542	0.25%	0.25%	9.82%	0.93%	0.93%

(a) New fund. See Note 1

(b) Name changed. See Note 1

(c) These portfolios commenced operations on April 30, 2004.

(d) These portfolios commenced operations on September 26, 2003.

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Aggressive Growth (a)
2006	382	$11.70	$11.67	$ 4,473	0.80%	1.00%	-	7.66%	7.45%
2005	437	$10.87	$10.86	$ 4,745	0.80%	1.00%	-	8.68%	8.57%
VIP - Aggressive Growth Investor Class (a)
2006	301	$11.13	$11.13	$ 3,353	0.25%	0.25%	-	8.17%	8.17%
2005	124	$10.29	$10.29	$ 1,281	0.25%	0.25%	-	2.94%	2.94%
VIP - International Capital Appreciation (a)
2006	0	$ 0	$ 0	$ 0	0.80%	1.00%	-	1.22%	1.18%
2005	753	$11.38	$11.37	$ 8,571	0.80%	1.00%	0.29%	13.81%	13.70%
VIP - International Capital Appreciation, Class R (a)
2006	1,136	$12.93	$12.89	$ 14,688	0.80%	1.00%	0.83%	13.58%	13.36%
VIP - International Capital Appreciation Investor Class (a)
2006	1,810	$12.28	$12.28	$ 22,216	0.25%	0.25%	0.87%	13.94%	13.94%
2005	862	$10.77	$10.77	$ 9,285	0.25%	0.25%	0.47%	7.73%	7.73%
VIP - Value Leaders (a)
2006	3,054	$12.37	$12.34	$ 37,775	0.80%	1.00%	0.87%	14.26%	14.03%
2005	3,059	$10.83	$10.82	$ 33,122	0.80%	1.00%	0.57%	8.30%	8.19%
VIP - Value Leaders Investor Class (a)
2006	2,197	$11.95	$11.95	$ 26,254	0.25%	0.25%	1.52%	14.70%	14.70%
2005	394	$10.42	$10.42	$ 4,102	0.25%	0.25%	1.05%	4.20%	4.20%
VIP - Value (a)
2006	1,127	$12.13	$12.10	$ 13,671	0.80%	1.00%	1.26%	13.84%	13.61%
2005	768	$10.66	$10.65	$ 8,190	0.80%	1.00%	0.65%	6.60%	6.49%
VIP - Value Investor Class (a)
2006	1,679	$11.74	$11.74	$ 19,714	0.25%	0.25%	1.17%	14.20%	14.20%
2005	665	$10.28	$10.28	$ 6,835	0.25%	0.25%	1.15%	2.83%	2.83%
VIP - Growth Stock (a)
2006	459	$10.61	$10.58	$ 4,876	0.80%	1.00%	0.05%	0.31%	0.11%
2005	1,809	$10.58	$10.57	$ 19,138	0.80%	1.00%	-	5.80%	5.70%
VIP - Growth Stock Investor Class (a)
2006	351	$10.39	$10.39	$ 3,652	0.25%	0.25%	0.02%	0.69%	0.69%
2005	200	$10.32	$10.32	$ 2,068	0.25%	0.25%	-	3.19%	3.19%
VIP - Freedom Income (a)
2006	701	$10.86	$10.86	$ 7,614	0.80%	0.80%	3.75%	6.09%	6.09%
2005	441	$10.23	$10.23	$ 4,561	0.80%	0.80%	1.37%	2.32%	2.32%
VIP - Freedom Income Investor Class (a)
2006	958	$10.81	$10.81	$ 10,356	0.25%	0.25%	0.21%	6.57%	6.57%
2005	234	$10.14	$10.14	$ 2,376	0.25%	0.25%	-	1.41%	1.41%
VIP - Freedom 2005 (a)
2006	596	$11.40	$11.40	$ 6,795	0.80%	0.80%	2.82%	8.71%	8.71%
2005	451	$10.48	$10.48	$ 4,723	0.80%	0.80%	0.74%	4.82%	4.82%
VIP - Freedom 2005 Investor Class (a)
2006	379	$11.21	$11.21	$ 4,253	0.25%	0.25%	0.34%	9.44%	9.44%
2005	177	$10.24	$10.24	$ 1,810	0.25%	0.25%	-	2.41%	2.41%

(a) New fund. See Note 1

(b) Name changed. See Note 1

(c) These portfolios commenced operations on April 30, 2004.

(d) These portfolios commenced operations on September 26, 2003.

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Freedom 2010 (a)
2006	1,608	$11.45	$11.45	$ 18,409	0.80%	0.80%	2.11%	8.95%	8.95%
2005	1,000	$10.51	$10.51	$ 10,506	0.80%	0.80%	0.65%	5.06%	5.06%
VIP - Freedom 2010 Investor Class (a)
2006	2,571	$11.21	$11.21	$ 28,808	0.25%	0.25%	0.22%	9.21%	9.21%
2005	950	$10.26	$10.26	$ 9,752	0.25%	0.25%	-	2.61%	2.61%
VIP - Freedom 2015 (a)
2006	1,658	$11.72	$11.72	$ 19.429	0.80%	0.80%	1.39%	10.15%	10.15%
2005	1,040	$10.64	$10.64	$ 11,068	0.80%	0.80%	0.74%	6.37%	6.37%
VIP - Freedom 2015 Investor Class (a)
2006	3,210	$11.42	$11.42	$ 36,647	0.25%	0.25%	0.14%	10.61%	10.61%
2005	651	$10.32	$10.32	$ 6,720	0.25%	0.25%	-	3.21%	3.21%
VIP - Freedom 2020 (a)
2006	1,502	$11.92	$11.92	$ 17,907	0.80%	0.80%	1.69%	11.06%	11.06%
2005	1,259	$10.74	$10.74	$ 13,512	0.80%	0.80%	0.80%	7.35%	7.35%
VIP - Freedom 2020 Investor Class (a)
2006	3,741	$11.57	$11.57	$ 43,281	0.25%	0.25%	0.24%	11.55%	11.55%
2005	1,040	$10.37	$10.37	$ 10,782	0.25%	0.25%	-	3.71%	3.71%
VIP - Freedom 2025 (a)
2006	522	$12.05	$12.05	$ 6,288	0.80%	0.80%	1.86%	11.59%	11.59%
2005	372	$10.80	$10.80	$ 4,020	0.80%	0.80%	0.87%	8.02%	8.02%
VIP - Freedom 2025 Investor Class (a)
2006	1,175	$11.65	$11.65	$ 13,680	0.25%	0.25%	0.17%	11.98%	11.98%
2005	206	$10.40	$10.40	$ 2,145	0.25%	0.25%	-	4.01%	4.01%
VIP - Freedom 2030 (a)
2006	973	$12.23	$12.23	$ 11,893	0.80%	0.80%	1.90%	12.29%	12.29%
2005	659	$10.89	$10.89	$ 7,169	0.80%	0.80%	0.87%	8.87%	8.87%
VIP - Freedom 2030 Investor Class (a)
2006	1,150	$11.77	$11.77	$ 13,534	0.25%	0.25%	0.28%	12.83%	12.83%
2005	440	$10.43	$10.43	$ 4,585	0.25%	0.25%	-	4.31%	4.31%
VIP - Freedom Lifetime Income I (a)
2006	669	$11.12	$11.12	$ 7,445	0.60%	0.60%	2.49%	8.50%	8.50%
2005	183	$10.25	$10.25	$ 1,871	0.60%	0.60%	2.11%	2.49%	2.49%
VIP - Freedom Lifetime Income II (a)
2006	1,385	$11.45	$11.45	$ 15,855	0.60%	0.60%	2.16%	10.71%	10.71%
2005	127	$10.34	$10.34	$ 1,316	0.60%	0.60%	1.51%	3.41%	3.41%
VIP - Freedom Lifetime Income III (a)
2006	654	$11.68	$11.68	$ 7,638	0.60%	0.60%	1.83%	12.11%	12.11%
2005	182	$10.42	$10.42	$ 1,899	0.60%	0.60%	1.46%	4.19%	4.19%
VIP - Disciplined Small Cap (a)
2006	815	$10.10	$10.09	$ 8,233	0.80%	1.00%	0.33%	1.01%	0.87%
VIP - Disciplined Small Cap Investor Class (a)
2006	937	$10.14	$10.14	$ 9,498	0.25%	0.25%	0.24%	1.37%	1.37%

(a) New fund. See Note 1

(b) Name changed. See Note 1

(c) These portfolios commenced operations on April 30, 2004.

(d) These portfolios commenced operations on September 26, 2003.

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Funds Manager 20% (a)
2006	2,039	$10.45	$10.40	$ 21,296	0.25%	1.00%	3.03%	4.54%	4.01%
VIP - Funds Manager 50% (a)
2006	11,776	$10.59	$10.53	$ 124,477	0.25%	1.00%	2.29%	5.86%	5.33%
VIP - Funds Manager 70% (a)
2006	14,742	$10.68	$10.62	$ 157,178	0.25%	1.00%	2.10%	6.77%	6.24%
VIP - Funds Manager 85% (a)
2006	5,787	$10.70	$10.65	$ 61,818	0.25%	1.00%	1.61%	6.99%	6.45%
UIF - Emerging Markets Equity
2006	13,299	$11.19	$23.94	$ 291,299	0.25%	1.00%	0.71%	36.80%	35.78%
2005	11,896	$17.87	$17.63	$ 212,239	0.80%	1.00%	0.37%	32.79%	32.52%
2004	8,508	$13.45	$13.30	$ 114,366	0.80%	1.00%	0.64%	22.13%	21.88%
2003	9,146	$11.02	$10.92	$ 100,690	0.80%	1.00%	-	48.47%	48.18%
2002	4,599	$7.42	$7.37	$ 34,108	0.80%	1.00%	-	(9.63%)	(9.81%)
UIF - Emerging Markets Debt
2006	2,745	$10.85	$20.85	$ 52,592	0.25%	1.00%	8.00%	10.53%	9.70%
2005	3,220	$19.26	$19.01	$ 61,936	0.80%	1.00%	7.73%	11.36%	11.13%
2004	3,293	$17.30	$17.10	$ 56,878	0.80%	1.00%	6.45%	9.18%	8.96%
2003	3,623	$15.84	$15.70	$ 57,339	0.80%	1.00%	-	26.84%	26.59%
2002	2,579	$12.49	$12.40	$ 32,177	0.80%	1.00%	7.96%	8.35%	8.13%
UIF - Global Value Equity
2006	3,756	$11.11	$17.95	$ 63,338	0.25%	1.00%	1.53%	20.90%	20.00%
2005	3,527	$15.16	$14.96	$ 53,352	0.80%	1.00%	1.06%	4.99%	4.78%
2004	3,911	$14.44	$14.27	$ 56,372	0.80%	1.00%	0.80%	12.63%	12.40%
2003	3,367	$12.82	$12.70	$ 43,093	0.80%	1.00%	-	27.93%	27.68%
2002	3,470	$10.02	$9.95	$ 34,728	0.80%	1.00%	1.35%	(17.53%)	(17.70%)
UIF - International Magnum
2006	7,898	$10.96	$15.05	$ 112,108	0.25%	1.00%	0.09%	24.82%	23.89%
2005	6,007	$12.31	$12.15	$ 73,782	0.80%	1.00%	1.27%	10.18%	9.96%
2004	5,747	$11.17	$11.05	$ 64,095	0.80%	1.00%	2.76%	16.45%	16.21%
2003	4,981	$9.60	$9.51	$ 47,710	0.80%	1.00%	0.21%	26.40%	26.14%
2002	3,420	$7.59	$7.54	$ 25,928	0.80%	1.00%	1.33%	(17.48%)	(17.65%)
OMIF - Growth II (b)
2006	1,643	$11.18	$11.01	$ 18.344	0.80%	1.00%	-	6.34%	6.13%
2005	2,099	$10.51	$10.37	$ 22,039	0.80%	1.00%	-	10.47%	10.25%
2004	2,920	$9.52	$9.41	$ 27,771	0.80%	1.00%	-	5.76%	5.54%
2003	4,484	$9.00	$8.92	$ 40,325	0.80%	1.00%	-	24.70%	24.45%
2002	6,490	$7.22	$7.16	$ 46,809	0.80%	1.00%	-	(30.99%)	(31.12%)

(a) New fund. See Note 1

(b) Name changed. See Note 1

(c) These portfolios commenced operations on April 30, 2004.

(d) These portfolios commenced operations on September 26, 2003.

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
OMIF - Small Cap (b)
2006	3,889	$23.75	$23.39	$ 92,094	0.80%	1.00%	-	15.80%	15.57%
2005	5,169	$20.51	$20.24	$ 105,780	0.80%	1.00%	-	0.67%	0.46%
2004	7,032	$20.37	$20.14	$ 143,027	0.80%	1.00%	-	15.25%	15.02%
2003	11,413	$17.68	$17.51	$ 201,496	0.80%	1.00%	-	37.92%	37.64%
2002	17,673	$12.82	$12.72	$ 226,285	0.80%	1.00%	-	(31.66%)	(31.80%)
OMIF - Select Value (b)
2006	1,712	$20.61	$20.30	$ 35,155	0.80%	1.00%	1.49%	24.73%	24.48%
2005	2,250	$16.52	$16.31	$ 37,074	0.80%	1.00%	1.90%	3.67%	3.47%
2004	3,023	$15.94	$15.76	$ 48,073	0.80%	1.00%	2.01%	2.03%	1.82%
2003	4,883	$15.62	$15.48	$ 76,152	0.80%	1.00%	2.46%	17.35%	17.11%
2002	9,265	$13.31	$13.22	$ 123,189	0.80%	1.00%	0.85%	(25.67%)	(25.82%)
OMIF - Columbus Circle Technology & Communications (b)
2006	6,194	$9.17	$9.03	$ 56,780	0.80%	1.00%	-	3.87%	3.66%
2005	8,484	$8.83	$8.71	$ 74,887	0.80%	1.00%	-	9.04%	8.82%
2004	12,310	$8.10	$8.01	$ 99,657	0.80%	1.00%	-	5.57%	5.36%
2003	18,575	$7.67	$7.60	$ 142,444	0.80%	1.00%	-	44.17%	43.88%
2002	25,444	$5.32	$5.28	$ 135,352	0.80%	1.00%	-	(54.36%)	(54.45%)
OMIF - Large Cap Growth (b)
2006	3,549	$17.11	$16.85	$ 60,664	0.80%	1.00%	-	7.23%	7.01%
2005	4,578	$15.96	$15.75	$ 72,996	0.80%	1.00%	-	4.86%	4.65%
2004	6,474	$15.22	$15.05	$ 98,458	0.80%	1.00%	-	6.06%	5.85%
2003	9,553	$14.35	$14.22	$ 136,996	0.80%	1.00%	-	31.80%	31.54%
2002	12,626	$10.89	$10.81	$ 137,399	0.80%	1.00%	-	(31.89%)	(32.02%)
WFAF - Advantage VT Discovery (b)
2006	2,951	$17.24	$16.98	$ 50,773	0.80%	1.00%	-	13.73%	13.50%
2005	3,735	$15.16	$14.96	$ 56,536	0.80%	1.00%	-	8.73%	8.51%
2004	5,129	$13.94	$13.78	$ 71,425	0.80%	1.00%	-	18.20%	17.96%
2003	7,880	$11.79	$11.68	$ 92,853	0.80%	1.00%	-	33.14%	32.87%
2002	9,116	$8.86	$8.79	$ 80,697	0.80%	1.00%	-	(38.05%)	(38.17%)
WFAF - Advantage VT Opportunity (b)
2006	1,973	$21.30	$20.97	$ 41,927	0.80%	1.00%	-	11.32%	11.10%
2005	2,526	$19.13	$18.88	$ 48,244	0.80%	1.00%	-	7.02%	6.81%
2004	3,438	$17.88	$17.67	$ 61,376	0.80%	1.00%	-	17.27%	17.04%
2003	5,229	$15.24	$15.10	$ 79,609	0.80%	1.00%	0.06%	35.91%	35.64%
2002	7,958	$11.21	$11.13	$ 89,169	0.80%	1.00%	0.37%	(27.40%)	(27.55%)

(a) New fund. See Note 1

(b) Name changed. See Note 1

(c) These portfolios commenced operations on April 30, 2004.

(d) These portfolios commenced operations on September 26, 2003.

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
CST - Small Cap Core I (b)
2006	3,382	$11.92	$11.74	$ 40,250	0.80%	1.00%	-	3.93%	3.72%
2005	4,830	$11.47	$11.32	$ 55,331	0.80%	1.00%	-	(3.46%)	(3.65%)
2004	8,235	$11.88	$11.75	$ 97,749	0.80%	1.00%	-	9.98%	9.76%
2003	9,766	$10.81	$10.70	$ 105,416	0.80%	1.00%	-	47.36%	47.06%
2002	5,188	$7.33	$7.28	$ 38,010	0.80%	1.00%	-	(34.22%)	(34.36%)
CST - International Focus
2006	1,914	$14.59	$14.37	$ 27,899	0.80%	1.00%	1.08%	17.71%	17.47%
2005	1,937	$12.40	$12.23	$ 23,996	0.80%	1.00%	0.82%	16.50%	16.27%
2004	1,455	$10.64	$10.52	$ 15,470	0.80%	1.00%	0.94%	13.82%	13.59%
2003	1,415	$9.35	$9.26	$ 13,221	0.80%	1.00%	0.44%	32.03%	31.76%
2002	1,565	$7.08	$7.03	$ 11,075	0.80%	1.00%	-	(20.55%)	(20.71%)
CST - Global Small Cap Focus (b)
2006	1,733	$14.49	$14.27	$ 25,066	0.80%	1.00%	-	12.30%	12.08%
2005	2,544	$12.90	$12.73	$ 32,774	0.80%	1.00%	-	15.22%	14.99%
2004	2,345	$11.20	$11.07	$ 26,227	0.80%	1.00%	-	17.04%	16.81%
2003	2,708	$9.57	$9.48	$ 25,887	0.80%	1.00%	-	46.48%	46.18%
2002	1,241	$6.53	$6.49	$ 8,105	0.80%	1.00%	-	(34.68%)	(34.82%)
Lazard - Retirement Emerging Markets (a)
2006	3,496	$11.05	$10.99	$ 38,524	0.25%	1.00%	0.36%	10.45%	9.90%

(1) These amounts represent annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

(2) These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

(3) These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, which includes expenses assessed through the reduction of unit values. The ratio does not include expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period.

(4) The unit value and total return columns labeled "Highest" correspond with the product with the lowest expense ratio. The unit value and total return columns labeled "Lowest" correspond with the product with the highest expense ratio.

(a) New fund. See Note 1

(b) Name changed. See Note 1

(c) These portfolios commenced operations on April 30, 2004.

(d) These portfolios commenced operations on September 26, 2003.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Fidelity Investments Life Insurance Company and the Contractholders of Fidelity Investments Variable Annuity Account I of Fidelity Investments Life Insurance Company:

In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the subaccounts constituting the Fidelity Investments Variable Annuity Account I of Fidelity Investments Life Insurance Company at December 31, 2006, and the results of each of their operations and the changes in each of their net assets for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of Fidelity Investments Life Insurance Company's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments at December 31, 2006 by correspondence with the mutual funds, provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

Boston, Massachusetts
March 30, 2007

Annual Report

Fidelity Retirement Reserves, Fidelity Income Advantage,
Fidelity Personal Retirement and Fidelity Freedom Lifetime Income
are issued by Fidelity Investments Life Insurance Company.

Fidelity Brokerage Services LLC, member NYSE, SIPC, Fidelity Insurance Agency, Inc., and Fidelity Investments Institutional Services Company, Inc. are the distributors.

82 Devonshire Street, Boston, MA 02109

N.NRR/FIA-ANN-0207
1.540223.109

PART C

OTHER INFORMATION

Item 24. Financial Statements and Exhibits

a) Financial Statements included in Part B
The following financial statements of Fidelity Investments Variable Annuity Account I and of Fidelity Investments Life Insurance Company are filed in Part B.

Statement of Assets and Liabilities for Fidelity Investments Variable Annuity Account I as of December 31, 2006.

Statements of Operations and Changes in Net Assets for Fidelity Investments Variable Annuity Account I for Years Ended December 31, 2006 and 2005.

Report of PricewaterhouseCoopers LLP on the Financial Statements of Fidelity Investments Variable Annuity Account I.

Balance Sheets of Fidelity Investments Life Insurance Company as of December 31, 2006 and 2005.

Consolidated Statements of Income for Fidelity Investments Life Insurance Company for the Years Ended December 31, 2006, 2005 and 2004.

Consolidated Statements of Changes in Stockholder's Equity for Fidelity Investments Life Insurance Company for the Years Ended December 31, 2006, 2005 and 2004.

Consolidated Statements of Cash Flows for Fidelity Investments Life Insurance Company for the Years Ended December 31, 2006, 2005 and 2004.

Report of PricewaterhouseCoopers LLP on Financial Statements of Fidelity Investments Life Insurance Company.

There are no financial statements included in Part A, other than Accumulation Unit Values.

b) Exhibits

(1) Resolution of Board of Directors of Fidelity Investments Life Insurance Company ("Fidelity Investments Life") establishing the Fidelity Investments Variable Annuity Account I. (Note 1)

(2) Not Applicable.

(3)(a) Distribution Agreement between Fidelity Investments Life, Fidelity Insurance Agency and Fidelity Brokerage Services LLC (Note 1)

(b) Commission Schedule. (Note 1)

(4)(a) Fidelity Freedom Lifetime Income, Nonparticipating Contract (Note 6)

(b) Fidelity Freedom Lifetime Income, Individual Retirement Annuity Nonparticipating Contract (Note 6)

(5)(a) Application for the Variable Income Annuity (Note 5)

(6) (a) Articles of Domestication of Fidelity Investments Life. (Note 1)

(b) Amended Bylaws of Fidelity Investments Life. (Note 1)

(7) Not Applicable.

(8) Not Applicable

(9) Opinion and consent of David J. Pearlman, as to the legality of securities being issued is filed herein as Exhibit No. 9

(10) Consent of PricewaterhouseCoopers LLP is filed herein as Exhibit 10.

(11) Not Applicable.

(12) Not Applicable.

(13) Performance Advertising Calculations (Note 1)

(14) (a) Form of Participation Agreement between Fidelity Investments Life and Aberdeen Trust was filed on January 2005 in the initial filing to this Registration Statement.

(15)Powers of Attorney

(a) Power of Attorney for Richard A. Spillane, Jr. (Note 2)

(b) Power of Attorney for Clare S. Richer (Note 3)

(c) Power of Attorney for David A. Golino (Note 4)

(d) Power of Attorney for Jon J. Skillman (Note 4)

(e) Power of Attorney for Roger T. Servison (Note 4)

(Note 1) Incorporated by reference from Post-Effective Amendment No. 10 to this Registration Statement filed on April 26, 1996.

(Note 2) Incorporated by reference from Post-Effective Amendment No. 20 to this Registration Statement filed on April 26, 2002.

(Note 3) Incorporated by reference from this Registration Statement's intial filing on January 12, 2005.

(Note 4) Incorporated by reference from Post-Effective Amendment No. 1 to this Registration Statement filed on April 27, 2006.

(Note 5) Incorporated by reference from Pre-Effective Amendment No. 1 to this Registration Statement filed on July 20, 2005.

(Note 6) Incorporated by reference from Pre-Effective Amendment No. 1 to this Registration Statement filed on March 24, 2005.

Item 25.Directors and Officers of the Depositor

The directors and officers of Fidelity Investments Life are as follows:

Directors of Fidelity Investments Life

EDWARD C. JOHNSON 3d, Director

RODNEY R. ROHDA, Director

CLARE S. RICHER, Director

RICHARD A. SPILLANE, JR., Director

JON J. SKILLMAN, Director

ROGER T. SERVISON, Director

Executive Officers Who Are Not Directors

Joan M. Bloom	\\\\\\\\\\\\\\\\\\\	Sr. Vice President, Marketing
David A. Golino		Sr. Vice President and Chief Financial Officer and Treasurer
David W. Morse		Sr. Vice President, Client Services
David J. Pearlman		Sr. Vice President, Secretary and Deputy Legal Counsel
Stephen L. Deschenes		Executive Vice President, Product Management
Paul J. Vancheri		Sr. Vice President, Systems and Technology
Jeffrey K. Cimini		Executive Vice President, Sales
William J. Johnson Jr.		Actuary and Executive Vice President, Investment Product
Developement and Risk Management
Thomas M. Ewanich		Vice President and Actuary
Earl F. Martin		Appointed Actuary
Brian N. Leary		Vice President and Chief Compliance Officer

The principal business address of all persons listed in Item 25 is 82 Devonshire Street, Boston, Massachusetts 02109.

Item 26. Persons Controlled By or Under Common Control with the Depositor or Registrant.

See Exhibit 26 of the original registration statement on Form N-4 filed August 17, 1991, Reg. No. 33-42376, on behalf of Empire Fidelity Investments Variable Annuity Account A, which is incorporated herein by reference.

Item 27. Number of Contract Owners.

On March 31, 2007 there were 120 Qualified Contracts and 45 Non-qualified contracts.

Item 28. Indemnification

FMR Corp. and its subsidiaries own a directors' and officers' liability reimbursement contract (the "Policies"), issued by National Union Fire Insurance Company, that provides coverage for "Loss" (as defined in the Policies) arising from any claim or claims by reason of any breach of duty, neglect, error, misstatement, misleading statement, omission or other act done or wrongfully attempted by a person while he or she is acting in his or her capacity as a director or officer. The coverage is provided to these insureds, including Fidelity Investments Life, to the extent required or permitted by applicable law, common or statutory, or under their respective charters or by-laws, to indemnify directors or officers for Loss arising from the above-described matters. Coverage is also provided to the individual directors or officers for such Loss, for which they shall not be indemnified, subject to relevant contract exclusions. Loss is essentially the legal liability on claims against a director or officer, including damages, judgements, settlements, costs, charges and expenses (excluding salaries of officers or employees) incurred in the defense of actions, suits or proceedings and appeals therefrom.

There are a number of exclusions from coverage. Among the matters excluded are Losses arising as the result of (1) fines or penalties imposed by law or other matters that may be deemed uninsurable under the law pursuant to which the Policy is construed, (2) claims brought about or contributed to by the fraudulent, dishonest, or criminal acts of a director or officer, (3) any claim made against the directors or officers for violation of any of the responsibilities, obligations, or duties imposed upon fiduciaries by the Employee Retirement Income Security Act of 1974 or amendments thereto, (4) professional errors or omissions, and (5) claims for an accounting of profits in fact made from the purchase or sale by a director or officer of any securities of the insured corporations within the meaning of Section 16(b) of the Securities Exchange Act of 1934 and amendments thereto or similar provisions of any state statutory law.

A $100 million limit (policy aggregate limit) and a $500,000 deductible apply to Loss for which the directors and officers are indemnified by Fidelity Investments Life Insurance Company. A $10 million limit (policy aggregate) and a $0 deductible apply to Loss for which the directors and officers are not indemnified by Fidelity Investments Life Insurance Company.

Utah law (Revised Business Corporation Act §16-10a-901 et seq.) provides, in substance, that a corporation may indemnify a director, officer, employee or agent against liability if he acted in good faith and in a manner he reasonably believed to be in, or not opposed to, the best interest of the corporation, and, with respect to any criminal action or proceeding, had no reasonable cause to believe his conduct was unlawful.

The Text of Article XIV of Fidelity's By-Laws, which relates to indemnification of the directors and officers, is as follows:

INDEMNIFICATION OF DIRECTORS, OFFICERS AND PERSONS

ADMINISTERING EMPLOYEE BENEFIT PLANS

Each officer or Director or former officer or Director of the Corporation, and each person who shall, at the Corporation's request, have served as an officer or director of another corporation or as trustee, partner or officer of a trust, partnership or association, and each person who shall, at the Corporation's request, have served in any capacity with respect to any employee benefit plan, whether or not then in office then serving with respect to such employee benefit plan, and the heirs, executors, administrators, successors and assigns of each of them, shall be indemnified by the Corporation against all satisfaction of judgements, in compromise and or as fines or penalties and fees and disbursement of counsel, imposed upon or reasonably incurred by him or them in connection with or arising out of any action, suit or proceeding, by reason of his being or having been such officer, trustee, partner or director, or by reason of any alleged act or omission by him in such capacity or in serving with respect to an employee benefit plan, including the cost of reasonable settlements (other than amounts paid to the Corporation itself) made with a view to curtailment of costs of litigation.

The Corporation shall not, however, indemnify any such person, or his heirs, executors, administrators, successors, or assigns, with respect to any matter as to which his conduct shall be finally adjudged in any such action, suit, or proceedings to constitute willful misconduct or recklessness or to the extent that such matter relates to service with respect to any employee benefit plan, to not be in the best interest of the participants or beneficiaries of such employee benefit plan.

Such indemnification may include payment by the Corporation of expenses incurred in defending any such action, suit, or proceeding in advance of the final disposition thereof, upon receipt of an undertaking by or on behalf of the person indemnified to repay such payment if it shall ultimately be determined that he is not entitled to be indemnified by the Corporation. Such undertaking may be accepted by the corporation without reference to the financial ability of such person to make repayment.

The foregoing rights of indemnification shall not be exclusive of other rights to which any such director, officer, trustee, partner or person serving with respect to an employee benefit plan may be entitled as a matter of law. These indemnity provisions shall be separable, and if any portion thereof shall be finally adjudged to be invalid, such invalidity shall not affect any other portion which can be given effect.

The Board of Directors may purchase and maintain insurance on behalf of any persons who is or was a Director, officer, trustee, partner, employee or other agent of the Corporation, or is or was serving at the request of the Corporation as a director, officer, trustee, partner, employee or other agent of another corporation, association, trust or partnership, against any liability incurred by him in any such, whether or not the Corporation would have the power to indemnify him against such liability.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers, and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director or officer, or controlling persons of the Registrant in the successful defense of any action, suit, or proceeding) is asserted by such director, officer, or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by its is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriters.

a) Fidelity Brokerage Services LLC acts as distributor for other variable life and variable annuity contracts registered by separate accounts of Fidelity Investments Life, and Empire Fidelity Investments Life Insurance Company.

(b)	Steven P. Akin	\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\	Director
	Ellyn A. McColgan		Director
	Steven P. Akin		Chief Executive Officer and President
	Michael J. Sonier		Chief Financial Officer and Senior Vice President
	Jim Smith		Vice President, Real Estate
	William C. Carey		Executive Vice President
	Tami R. Rash		Treasurer
	J. Gregory Wass		Assistant Treasurer
	Eunice Lee		Secretary and General Counsel
	Susan Sturdy		Assistant Secretary
	Susan Boudrot		Compliance Officer
	Lee Weiss		Executive Vice President, Family Office

(c) Commissions and other compensation received by principal underwriter.

The address for each person named in Item 30 is 82 Devonshire Street, Boston, Massachusetts 02109.

Item 30. Location of Accounts and Records

The records regarding the Account required to be maintained by Section 31(a) of the Investment Company Act of 1940, and Rules 31a-1 to 31a-3 promulgated thereunder, are maintained at Fidelity Investments Life Insurance Company at 82 Devonshire Street, Boston, Massachusetts 02109.

Item 31. Management Services

Not applicable

Item 32. Undertakings

(a) Registrant undertakes to file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

(b) Registrant undertakes to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information.

(c) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

(d) Registrant represents that it meets the definition of a "separate account" under the federal securities laws.

(e) Fidelity Investment Life Insurance Company hereby represents that the aggregate charges under the variable annuity policy ("the contract") offered by Fidelity Investment Life Insurance Company are reasonable in relation to services rendered, the expenses expected to be incurred, and the risks assumed by Fidelity Investment Life Insurance Company

SIGNATURES

As required by the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant, Fidelity Investments Variable Annuity Account I, certifies that it meets the requirements of the Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Post-Effective Amendment No. 2 to the Registration Statement to be signed on its behalf in the city of Boston and the Commonwealth of Massachusetts, on this 27th day of April 2007.

FIDELITY INVESTMENTS VARIABLE ANNUITY ACCOUNT I

(Registrant)

By: FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(Depositor)

By:	/s/ *	\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\	Attest:	*/s/David J. Pearlman
	Jon J. Skillman			David J. Pearlman,
	President			Secretary

As required by the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons in the capacities indicated on this 27th day of April, 2007.

Signature	Title
/s/ *
Jon J. Skillman	President and Director	)
)
/s/ *		)
David A. Golino	Senior Vice President, Chief Financial Officer & Treasurer	)
)
/s/ *		)
Edward C. Johnson 3d	Director	)
)
/s/ *		)
Richard A. Spillane, Jr.	Director	) By:	*/s/David J. Pearlman
		)	David J. Pearlman
/s/ *		)	(Attorney-in-Fact)
Roger T. Servison	Director	)
)
/s/ *		)
Rodney R. Rohda	Director	)
/s/ *		)
Clare S. Richer	Director	)